2014 Annual Report

RiverSource Retirement Advisor Variable Annuity® – Band 3

This wrapper contains:

•	2014 Annual Report for RiverSource Retirement Advisor Variable Annuity® — Band 3

•	Supplement dated May 1, 2015 for RiverSource Retirement Advisor Variable Annuity® — Band 3 for Prospectus dated May 1, 2009

S-6477 X (5/15)	Issued by: RiverSource Life Insurance Company

Prospectus Supplement dated May 1, 2015
Prospectus Form #
Product Name	Prospectus Date	National	New York
RiverSource Retirement Advisor Variable Annuity® — NY	April 29, 2013		S-6471 L (5/09)
RiverSource® Retirement Advisor Advantage Variable Annuity/ Retirement Advisor Select Variable Annuity — NY	April 29, 2013		S-6410 (4/13)
RiverSource Retirement Advisor Variable Annuity® — Band 3	May 1, 2009	S-6477 N (5/09)
RiverSource® Retirement Advisor Advantage Variable Annuity — Band 3	May 1, 2009	S-6407 K (5/09)

This supplement describes additional underlying funds that will be offered under variable annuity contracts (the “Contracts”) described above. Please retain this supplement with your latest printed prospectus for future reference.

Effective on May 1, 2015, the following additional underlying funds will be available under your Contract:

•	Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)

•	Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)

•	Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)

•	Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)

In conjunction with change described above, the following revisions are made in your prospectus.

I.	The table entitled “Annual Operating Expenses of the Funds” in the “Expense Summary” section in your prospectus is hereby amended to include the new underlying funds.

ANNUAL OPERATING EXPENSES OF THE FUNDS

The table below describes the operating expenses of the funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2014, unless otherwise noted. The table shows the total annual operating expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in each fund’s prospectus.

Total annual operating expenses of each fund*

Fund name	Management fees (%)	Distribution and/or Service 12b-1 fees (%)	Other expenses (%)	Acquired fund fees and expenses (%)**	Total annual operating expenses (%)	Contractual fee waiver and/or expense reimbursement (%)	Total annual operating expenses after fee waiver (%)
Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)	0.20	0.25	0.16	0.47	1.08	—	1.08
Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)	0.20	0.25	0.07	0.51	1.03	—	1.03
Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)	0.18	0.25	0.06	0.59	1.08	—	1.08
Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)	0.17	0.25	0.05	0.55	1.02	—	1.02

* The Funds provided the information on their expenses and we have not independently verified the information.

** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

1

II.	The section in your prospectus titled “The Funds” is hereby amended to include description for the new underlying funds as follows:

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6477-8 A (5/15)

2

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

CONTRACT OWNERS OF RIVERSOURCE VARIABLE ACCOUNT 10

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Account 10 that is offered through RiverSource Retirement Advisor Variable Annuity® – Band 3 (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, at December 31, 2014, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the period ended December 31, 2010 were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 22, 2015

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	1

Statements of Assets and Liabilities

Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$4,857,277	$8,789,207	$111,940,602	$174,529,585	$48,040,097
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	340	3,815	120	284,479	105,327
Receivable for share redemptions	19,304	17,815	249,211	277,747	85,370
Total assets	4,876,921	8,810,837	112,189,933	175,091,811	48,230,794

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,583	7,322	88,653	138,873	42,042
Contract terminations	10,138	3,174	71,905	—	1,286
Payable for investments purchased	340	3,815	120	284,479	105,327
Total liabilities	15,061	14,311	160,678	423,352	148,655
Net assets applicable to contracts in accumulation period	4,861,221	8,796,526	111,890,890	174,339,293	47,962,716
Net assets applicable to contracts in payment period	—	—	138,365	329,166	119,082
Net assets applicable to seed money	639	—	—	—	341
Total net assets	$4,861,860	$8,796,526	$112,029,255	$174,668,459	$48,082,139
(1) Investment shares	416,219	415,565	3,767,775	13,014,883	4,036,983
(2) Investments, at cost	$4,774,332	$6,963,082	$79,028,507	$205,346,234	$45,559,134

Dec. 31, 2014 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Assets
Investments, at fair value(1),(2)	$12,365,110	$55,120,320	$29,569,291	$49,553,417	$66,749,859
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	25,061	60	—	13,959
Receivable for share redemptions	26,958	130,853	186,151	107,330	135,765
Total assets	12,392,068	55,276,234	29,755,502	49,660,747	66,899,583

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,478	45,997	24,136	37,743	59,520
Contract terminations	8,003	38,858	137,881	31,844	16,723
Payable for investments purchased	—	25,061	60	—	13,959
Total liabilities	17,481	109,916	162,077	69,587	90,202
Net assets applicable to contracts in accumulation period	12,322,900	55,051,324	29,579,261	49,114,832	66,027,972
Net assets applicable to contracts in payment period	51,687	114,994	14,164	476,328	781,246
Net assets applicable to seed money	—	—	—	—	163
Total net assets	$12,374,587	$55,166,318	$29,593,425	$49,591,160	$66,809,381
(1) Investment shares	1,238,989	2,776,842	1,858,535	5,266,038	4,710,646
(2) Investments, at cost	$10,921,576	$40,634,178	$18,848,828	$35,479,614	$71,586,584

See accompanying notes to financial statements.

2	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Assets
Investments, at fair value (1),(2)	$25,858,540	$285,532,773	$195,122,070	$1,323,633	$27,392,109
Dividends receivable	—	—	54	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	436,714	141,848	2,852	18,209
Receivable for share redemptions	41,381	366,284	469,529	1,234	46,193
Total assets	25,899,921	286,335,771	195,733,501	1,327,719	27,456,511

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	19,903	257,682	165,994	1,233	23,462
Contract terminations	1,575	106,812	303,535	—	21,660
Payable for investments purchased	—	438,503	141,848	2,852	19,282
Total liabilities	21,478	802,997	611,377	4,085	64,404
Net assets applicable to contracts in accumulation period	25,802,091	281,384,328	194,776,394	1,323,082	27,381,742
Net assets applicable to contracts in payment period	76,352	4,148,418	345,730	—	10,313
Net assets applicable to seed money	—	28	—	552	52
Total net assets	$25,878,443	$285,532,774	$195,122,124	$1,323,634	$27,392,107
(1) Investment shares	12,607,772	13,194,675	195,122,070	180,824	1,702,431
(2) Investments, at cost	$23,356,464	$204,078,354	$195,094,052	$1,663,141	$24,543,356

Dec. 31, 2014 (continued)	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
Assets
Investments, at fair value(1),(2)	$7,059,063	$552,031,392	$742,285,415	$8,238,840	$188,394,878
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	14,199	19,887	20,493	1,487	24,873
Receivable for share redemptions	6,246	662,897	822,885	7,328	209,173
Total assets	7,079,508	552,714,176	743,128,793	8,247,655	188,628,924

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,925	460,493	615,455	7,136	162,954
Contract terminations	321	201,340	207,431	192	46,218
Payable for investments purchased	14,199	20,950	20,493	1,487	24,873
Total liabilities	20,445	682,783	843,379	8,815	234,045
Net assets applicable to contracts in accumulation period	7,058,238	548,667,003	738,203,792	8,232,637	187,852,626
Net assets applicable to contracts in payment period	—	3,364,390	4,081,622	5,514	542,253
Net assets applicable to seed money	825	—	—	689	—
Total net assets	$7,059,063	$552,031,393	$742,285,414	$8,238,840	$188,394,879
(1) Investment shares	706,613	53,962,013	37,375,902	913,397	12,273,282
(2) Investments, at cost	$6,955,285	$566,157,048	$456,384,971	$8,896,046	$161,086,651

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	3

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$175,855,629	$374,426,461	$156,701,233	$82,703,524	$138,954,172
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	28,894	6,780	25,383	9,889	—
Receivable for share redemptions	199,112	372,985	267,457	99,755	177,812
Total assets	176,083,635	374,806,226	156,994,073	82,813,168	139,131,984

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	147,490	314,907	128,321	77,155	106,782
Contract terminations	51,622	58,078	139,136	22,548	71,030
Payable for investments purchased	28,894	6,780	25,383	9,941	—
Total liabilities	228,006	379,765	292,840	109,644	177,812
Net assets applicable to contracts in accumulation period	175,439,738	372,386,200	156,415,648	81,743,606	138,437,296
Net assets applicable to contracts in payment period	415,891	2,040,261	285,585	959,918	516,876
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$175,855,629	$374,426,461	$156,701,233	$82,703,524	$138,954,172
(1) Investment shares	17,156,647	53,951,940	17,257,845	6,337,435	11,795,770
(2) Investments, at cost	$189,747,144	$360,235,203	$166,258,535	$70,568,230	$89,915,707

Dec. 31, 2014 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$412,512,551	$15,344,496	$169,109,415	$39,510,179	$88,782,248
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	10,378	444	4,552	3,541	12,055
Receivable for share redemptions	508,666	24,639	203,140	63,074	128,079
Total assets	413,031,595	15,369,579	169,317,107	39,576,794	88,922,382

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	367,543	14,962	137,322	33,675	79,432
Contract terminations	141,123	9,326	65,818	29,400	48,647
Payable for investments purchased	10,378	794	4,552	3,541	12,055
Total liabilities	519,044	25,082	207,692	66,616	140,134
Net assets applicable to contracts in accumulation period	407,078,158	15,344,188	168,823,549	39,350,066	88,016,708
Net assets applicable to contracts in payment period	5,434,393	—	285,866	159,768	765,540
Net assets applicable to seed money	—	309	—	344	—
Total net assets	$412,512,551	$15,344,497	$169,109,415	$39,510,178	$88,782,248
(1) Investment shares	11,571,180	1,523,783	6,037,466	2,243,622	4,600,116
(2) Investments, at cost	$263,174,067	$15,709,426	$115,344,669	$42,253,766	$53,505,613

See accompanying notes to financial statements.

4	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$99,520,133	$4,009,016	$198,499,898	$53,316,703	$62,318,894
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	33,213	126	132,087	6,956	29,163
Receivable for share redemptions	127,277	3,640	301,165	68,742	84,156
Total assets	99,680,623	4,012,782	198,933,150	53,392,401	62,432,213

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	80,599	3,634	163,436	42,501	49,112
Contract terminations	46,677	6	122,980	26,241	35,044
Payable for investments purchased	33,213	126	146,835	6,956	29,163
Total liabilities	160,489	3,766	433,251	75,698	113,319
Net assets applicable to contracts in accumulation period	99,321,538	4,008,911	197,526,736	53,278,226	62,268,183
Net assets applicable to contracts in payment period	198,596	—	973,103	38,477	50,711
Net assets applicable to seed money	—	105	60	—	—
Total net assets	$99,520,134	$4,009,016	$198,499,899	$53,316,703	$62,318,894
(1) Investment shares	5,426,398	418,041	13,163,123	2,976,924	3,195,841
(2) Investments, at cost	$64,290,716	$4,050,959	$123,225,741	$36,468,724	$39,377,635

Dec. 31, 2014 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$126,064,999	$36,094,229	$28,704,447	$247,677,895	$516,018,889
Dividends receivable	—	—	—	718,233	—
Accounts receivable from RiverSource Life for contract purchase payments	101,876	31,640	41,841	14,112	58,284
Receivable for share redemptions	132,348	62,071	60,927	664,844	1,085,211
Total assets	126,299,223	36,187,940	28,807,215	249,075,084	517,162,384

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	101,965	30,092	24,623	209,736	431,737
Contract terminations	30,384	1,887	11,682	245,373	221,738
Payable for investments purchased	101,876	31,640	41,841	732,345	58,284
Total liabilities	234,225	63,619	78,146	1,187,454	711,759
Net assets applicable to contracts in accumulation period	125,600,709	36,034,101	28,706,019	247,453,959	515,103,557
Net assets applicable to contracts in payment period	464,289	90,220	22,812	433,671	1,346,916
Net assets applicable to seed money	—	—	238	—	152
Total net assets	$126,064,998	$36,124,321	$28,729,069	$247,887,630	$516,450,625
(1) Investment shares	11,870,527	6,914,603	2,069,535	26,950,805	14,060,460
(2) Investments, at cost	$122,443,456	$62,016,105	$28,502,798	$250,784,683	$374,085,484

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	5

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2
Assets
Investments, at fair value(1),(2)	$55,689,422	$111,683,940	$16,216,244	$40,523,805	$149,697,016
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	1,030	106,745	14,819
Receivable for share redemptions	103,361	236,752	24,725	92,231	304,443
Total assets	55,792,783	111,920,692	16,241,999	40,722,781	150,016,278

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	42,369	84,994	12,363	34,524	119,104
Contract terminations	18,624	66,764	—	23,183	66,236
Payable for investments purchased	—	—	1,030	106,745	14,819
Total liabilities	60,993	151,758	13,393	164,452	200,159
Net assets applicable to contracts in accumulation period	55,557,515	110,599,230	16,114,423	40,406,201	149,501,192
Net assets applicable to contracts in payment period	174,275	1,169,704	114,183	151,757	314,927
Net assets applicable to seed money	—	—	—	371	—
Total net assets	$55,731,790	$111,768,934	$16,228,606	$40,558,329	$149,816,119
(1) Investment shares	2,698,131	2,983,011	870,437	3,667,313	9,385,393
(2) Investments, at cost	$38,727,782	$75,505,225	$15,773,610	$42,337,270	$173,816,891

Dec. 31, 2014 (continued)	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor
Assets
Investments, at fair value(1),(2)	$60,536,118	$154,114,079	$34,260,095	$240,494,148	$1,045,564
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	84,604	12,891	19,119	—	4,084
Receivable for share redemptions	145,258	327,238	73,726	656,909	1,820
Total assets	60,765,980	154,454,208	34,352,940	241,151,057	1,051,468

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	54,108	125,299	29,515	185,784	910
Contract terminations	37,041	76,640	14,695	285,340	—
Payable for investments purchased	84,604	12,891	19,119	—	4,084
Total liabilities	175,753	214,830	63,329	471,124	4,994
Net assets applicable to contracts in accumulation period	60,589,981	154,040,906	34,289,317	239,521,240	1,045,394
Net assets applicable to contracts in payment period	—	198,019	—	1,158,693	—
Net assets applicable to seed money	246	453	294	—	1,080
Total net assets	$60,590,227	$154,239,378	$34,289,611	$240,679,933	$1,046,474
(1) Investment shares	3,783,507	6,904,753	1,904,397	13,797,714	106,799
(2) Investments, at cost	$61,503,981	$106,003,723	$35,128,398	$205,912,283	$1,073,602

See accompanying notes to financial statements.

6	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Assets
Investments, at fair value(1),(2)	$7,528,837	$153,398,375	$14,983,450	$34,089,711	$204,059,599
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	92,499	—	3,276	5,977
Receivable for share redemptions	12,511	258,090	30,885	65,106	342,801
Total assets	7,541,348	153,748,964	15,014,335	34,158,093	204,408,377

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,717	119,685	11,340	31,061	163,356
Contract terminations	1,078	18,721	8,204	2,986	16,089
Payable for investments purchased	—	92,499	—	3,276	5,977
Total liabilities	6,795	230,905	19,544	37,323	185,422
Net assets applicable to contracts in accumulation period	7,500,750	152,814,810	14,943,482	34,104,919	204,043,859
Net assets applicable to contracts in payment period	33,803	703,249	51,309	15,697	179,096
Net assets applicable to seed money	—	—	—	154	—
Total net assets	$7,534,553	$153,518,059	$14,994,791	$34,120,770	$204,222,955
(1) Investment shares	550,756	8,465,694	273,022	2,801,127	10,694,948
(2) Investments, at cost	$6,644,838	$106,033,966	$10,329,308	$34,758,352	$134,529,953

Dec. 31, 2014 (continued)	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
Assets
Investments, at fair value(1),(2)	$57,731,930	$99,902,938	$16,444,611	$45,063,901	$15,043,624
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	50,144	31,491	—	21,951	111
Receivable for share redemptions	108,243	176,676	39,797	137,219	23,467
Total assets	57,890,317	100,111,105	16,484,408	45,223,071	15,067,202

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	46,915	80,594	12,484	41,966	11,132
Contract terminations	14,413	15,489	14,830	53,287	1,203
Payable for investments purchased	50,144	31,491	—	21,951	111
Total liabilities	111,472	127,574	27,314	117,204	12,446
Net assets applicable to contracts in accumulation period	57,630,851	99,915,227	16,378,588	44,716,651	15,044,170
Net assets applicable to contracts in payment period	147,994	68,304	78,506	388,886	10,586
Net assets applicable to seed money	—	—	—	330	—
Total net assets	$57,778,845	$99,983,531	$16,457,094	$45,105,867	$15,054,756
(1) Investment shares	1,760,120	2,902,468	2,845,088	4,146,362	253,858
(2) Investments, at cost	$38,174,549	$80,144,979	$11,481,426	$50,208,824	$9,581,012

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	7

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
Assets
Investments, at fair value(1),(2)	$18,921,864	$11,061,434	$18,698,667	$52,511,805	$40,223,010
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	107,187	24,563	—	454	24,650
Receivable for share redemptions	31,933	19,995	44,737	111,559	76,589
Total assets	19,060,984	11,105,992	18,743,404	52,623,818	40,324,249

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	15,669	9,277	14,070	43,513	31,182
Contract terminations	595	1,443	16,596	24,534	14,223
Payable for investments purchased	107,187	24,563	—	454	24,650
Total liabilities	123,451	35,283	30,666	68,501	70,055
Net assets applicable to contracts in accumulation period	18,877,779	10,853,615	18,640,245	52,521,055	40,064,046
Net assets applicable to contracts in payment period	59,451	216,370	72,493	33,631	190,148
Net assets applicable to seed money	303	724	—	631	—
Total net assets	$18,937,533	$11,070,709	$18,712,738	$52,555,317	$40,254,194
(1) Investment shares	1,457,771	915,682	2,184,424	1,491,389	1,274,897
(2) Investments, at cost	$18,971,112	$10,999,901	$12,255,710	$34,620,530	$45,847,545

Dec. 31, 2014 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Assets
Investments, at fair value(1),(2)	$16,752,850	$78,090,712	$43,779,847	$273,573,583	$62,580,520
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,274	3,628	40	72,558	7,625
Receivable for share redemptions	34,693	206,760	144,492	453,443	117,863
Total assets	16,789,817	78,301,100	43,924,379	274,099,584	62,706,008

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	15,787	62,954	34,232	226,721	52,021
Contract terminations	3,119	80,850	76,028	—	13,820
Payable for investments purchased	2,274	3,628	40	72,558	7,625
Total liabilities	21,180	147,432	110,300	299,279	73,466
Net assets applicable to contracts in accumulation period	16,768,147	77,986,683	43,713,666	273,264,216	62,546,561
Net assets applicable to contracts in payment period	—	166,985	100,413	535,804	85,981
Net assets applicable to seed money	490	—	—	285	—
Total net assets	$16,768,637	$78,153,668	$43,814,079	$273,800,305	$62,632,542
(1) Investment shares	1,412,551	4,996,207	2,861,428	8,171,254	5,920,579
(2) Investments, at cost	$17,240,457	$53,191,036	$42,264,217	$213,766,805	$51,580,922

See accompanying notes to financial statements.

8	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Assets
Investments, at fair value(1),(2)	$44,785,691	$1,090,434	$17,797,297	$109,709,716	$510,987,819
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	545	5,516	1,793	33,882	203,431
Receivable for share redemptions	106,462	1,944	45,158	190,816	877,372
Total assets	44,892,698	1,097,894	17,844,248	109,934,414	512,068,622

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	38,525	972	14,650	92,805	422,285
Contract terminations	29,413	—	15,858	5,206	32,802
Payable for investments purchased	545	5,516	1,793	33,882	203,431
Total liabilities	68,483	6,488	32,301	131,893	658,518
Net assets applicable to contracts in accumulation period	44,693,907	1,090,404	17,796,122	109,514,272	509,854,588
Net assets applicable to contracts in payment period	130,012	—	15,825	287,722	1,555,001
Net assets applicable to seed money	296	1,002	—	527	515
Total net assets	$44,824,215	$1,091,406	$17,811,947	$109,802,521	$511,410,104
(1) Investment shares	3,568,581	109,043	1,600,476	2,805,158	94,278,195
(2) Investments, at cost	$41,648,065	$1,091,794	$16,698,762	$88,300,799	$501,534,524

Dec. 31, 2014 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Multi- Cap Gro, Cl IB
Assets
Investments, at fair value(1),(2)	$91,612,746	$166,449,920	$3,966,676	$11,217,754	$31,213,327
Dividends receivable	—	—	—	62,530	—
Accounts receivable from RiverSource Life for contract purchase payments	12,502	30,731	7,116	233	—
Receivable for share redemptions	232,505	286,665	8,029	20,239	65,935
Total assets	91,857,753	166,767,316	3,981,821	11,300,756	31,279,262

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	76,958	143,332	3,926	10,120	23,562
Contract terminations	78,589	—	182	—	18,811
Payable for investments purchased	12,502	30,731	7,116	62,763	—
Total liabilities	168,049	174,063	11,224	72,883	42,373
Net assets applicable to contracts in accumulation period	91,587,492	165,697,867	3,970,017	11,211,155	31,130,740
Net assets applicable to contracts in payment period	101,843	895,076	—	—	106,149
Net assets applicable to seed money	369	310	580	16,718	—
Total net assets	$91,689,704	$166,593,253	$3,970,597	$11,227,873	$31,236,889
(1) Investment shares	3,488,680	15,897,796	341,660	1,001,585	905,522
(2) Investments, at cost	$67,489,131	$176,464,887	$4,154,750	$11,232,866	$17,491,148

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	9

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$23,475,161	$24,267,805	$5,374,355	$1,178,718,579	$1,150,971,230
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	1,512	44,451	60
Receivable for share redemptions	45,221	38,222	9,042	1,672,812	2,002,873
Total assets	23,520,382	24,306,027	5,384,909	1,180,435,842	1,152,974,163

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	18,108	18,653	4,519	1,031,264	946,343
Contract terminations	9,007	917	1	633,207	1,056,530
Payable for investments purchased	—	—	1,512	52,794	60
Total liabilities	27,115	19,570	6,032	1,717,265	2,002,933
Net assets applicable to contracts in accumulation period	23,263,068	24,125,163	5,378,606	1,178,478,896	1,150,971,230
Net assets applicable to contracts in payment period	230,199	161,294	—	239,655	—
Net assets applicable to seed money	—	—	271	26	—
Total net assets	$23,493,267	$24,286,457	$5,378,877	$1,178,718,577	$1,150,971,230
(1) Investment shares	2,064,658	1,444,512	838,433	74,367,103	72,524,967
(2) Investments, at cost	$19,132,152	$23,729,879	$6,581,169	$902,215,399	$744,459,997

Dec. 31, 2014 (continued)	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP GS Commodity Strategy, Cl 2
Assets
Investments, at fair value(1),(2)	$11,248,885	$137,565,984	$532,392,359	$804,076,819	$2,455,874
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,870	6,643	63,272	6,638	14,982
Receivable for share redemptions	16,967	160,615	793,572	1,547,792	4,516
Total assets	11,270,722	137,733,242	533,249,203	805,631,249	2,475,372

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,450	113,008	508,150	713,819	2,192
Contract terminations	7,517	47,607	285,270	833,973	2,324
Payable for investments purchased	4,870	6,643	63,424	6,638	14,982
Total liabilities	21,837	167,258	856,844	1,554,430	19,498
Net assets applicable to contracts in accumulation period	11,245,823	137,478,184	532,212,957	804,076,819	2,455,351
Net assets applicable to contracts in payment period	2,402	87,800	179,391	—	—
Net assets applicable to seed money	660	—	11	—	523
Total net assets	$11,248,885	$137,565,984	$532,392,359	$804,076,819	$2,455,874
(1) Investment shares	1,025,422	14,511,180	42,489,414	64,172,132	345,411
(2) Investments, at cost	$10,450,041	$137,379,520	$475,375,056	$675,008,936	$2,954,173

See accompanying notes to financial statements.

10	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$6,873,035,908	$10,873,223,881	$4,035,594,233	$4,173,365,692	$1,495,792,521
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,339,230	57,004	571,044	9,194	3,713
Receivable for share redemptions	8,068,780	11,901,873	4,142,264	4,578,219	1,854,445
Total assets	6,882,443,918	10,885,182,758	4,040,307,541	4,177,953,105	1,497,650,679

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,208,023	9,212,642	3,551,227	3,458,408	1,386,331
Contract terminations	1,841,472	2,689,231	488,660	1,119,810	463,779
Payable for investments purchased	1,358,516	57,004	673,421	9,194	8,048
Total liabilities	9,408,011	11,958,877	4,713,308	4,587,412	1,858,158
Net assets applicable to contracts in accumulation period	6,870,941,507	10,873,223,881	4,032,944,493	4,173,365,693	1,495,339,090
Net assets applicable to contracts in payment period	2,094,400	—	2,649,718	—	453,419
Net assets applicable to seed money	—	—	22	—	12
Total net assets	$6,873,035,907	$10,873,223,881	$4,035,594,233	$4,173,365,693	$1,495,792,521
(1) Investment shares	479,960,608	758,244,343	267,081,021	275,651,631	111,709,673
(2) Investments, at cost	$5,457,430,961	$7,635,615,306	$3,107,086,947	$2,766,699,094	$1,255,108,118

Dec. 31, 2014 (continued)	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyrford Intl Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$2,399,263,348	$691,750	$838,212	$119,932,060	$2,143,677
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,280	12,475	6,959	436	774
Receivable for share redemptions	3,085,590	649	3,588	150,642	40,354
Total assets	2,402,350,218	704,874	848,759	120,083,138	2,184,805

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,089,717	649	772	94,050	1,868
Contract terminations	995,873	—	2,816	56,591	38,485
Payable for investments purchased	1,280	12,475	6,959	436	774
Total liabilities	3,086,870	13,124	10,547	151,077	41,127
Net assets applicable to contracts in accumulation period	2,399,263,348	690,788	837,398	119,399,857	2,142,829
Net assets applicable to contracts in payment period	—	—	—	532,204	—
Net assets applicable to seed money	—	962	814	—	849
Total net assets	$2,399,263,348	$691,750	$838,212	$119,932,061	$2,143,678
(1) Investment shares	178,782,664	70,228	84,839	5,267,108	209,139
(2) Investments, at cost	$1,830,777,246	$697,615	$843,264	$69,136,793	$2,203,983

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	11

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
Assets
Investments, at fair value(1),(2)	$41,816,990	$18,196,148	$5,397,868	$280,176,146	$341,047,650
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	86	89	—	92,674	—
Receivable for share redemptions	83,496	22,989	8,504	246,070	448,736
Total assets	41,900,572	18,219,226	5,406,372	280,514,890	341,496,386

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	33,971	14,511	5,041	224,397	270,200
Contract terminations	49,525	8,478	3,462	21,616	178,537
Payable for investments purchased	86	89	—	92,732	—
Total liabilities	83,582	23,078	8,503	338,745	448,737
Net assets applicable to contracts in accumulation period	41,756,896	18,172,470	5,397,719	279,615,207	340,331,084
Net assets applicable to contracts in payment period	60,094	23,678	—	560,938	716,565
Net assets applicable to seed money	—	—	150	—	—
Total net assets	$41,816,990	$18,196,148	$5,397,869	$280,176,145	$341,047,649
(1) Investment shares	2,731,351	976,712	532,334	9,637,982	9,043,958
(2) Investments, at cost	$25,352,417	$11,534,234	$5,409,757	$264,629,550	$266,692,166

Dec. 31, 2014 (continued)		WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)		$30,789,984	$40,699,463	$68,651,089	$5,967,704
Dividends receivable		—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments		3,479	11,144	2,793	3,509
Receivable for share redemptions		48,372	75,798	243,674	105,452
Total assets		30,841,835	40,786,405	68,897,556	6,076,665

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee		23,719	33,259	58,422	5,586
Contract terminations		934	9,281	126,833	94,280
Payable for investments purchased		3,479	11,144	2,793	3,509
Total liabilities		28,132	53,684	188,048	103,375
Net assets applicable to contracts in accumulation period		30,513,021	40,596,797	68,644,975	5,967,316
Net assets applicable to contracts in payment period		300,682	135,924	64,096	5,535
Net assets applicable to seed money		—	—	437	439
Total net assets		$30,813,703	$40,732,721	$68,709,508	$5,973,290
(1) Investment shares		1,670,645	8,222,114	6,892,680	785,224
(2) Investments, at cost		$21,271,153	$38,566,306	$55,127,995	$6,678,682

See accompanying notes to financial statements.

12	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$17,347	$—	$1,277,325	$6,511,880	$54,568
Variable account expenses	47,035	82,614	1,009,062	1,758,937	311,828
Investment income (loss) — net	(29,688)	(82,614)	268,263	4,752,943	(257,260)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,510,408	2,073,892	23,502,524	39,462,371	3,792,348
Cost of investments sold	1,460,553	1,638,246	17,350,612	42,515,484	3,515,256
Net realized gain (loss) on sales of investments	49,855	435,646	6,151,912	(3,053,113)	277,092
Distributions from capital gains	173,085	—	—	—	293,441
Net change in unrealized appreciation or depreciation of investments	(55,456)	(12,063)	2,752,271	(15,665,272)	1,304,782
Net gain (loss) on investments	167,484	423,583	8,904,183	(18,718,385)	1,875,315
Net increase (decrease) in net assets resulting from operations	$137,796	$340,969	$9,172,446	$(13,965,442)	$1,618,055

Year ended Dec. 31, 2014 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Investment income
Dividend income	$233,554	$539,392	$70,128	$777,035	$1,496,592
Variable account expenses	115,847	484,070	268,356	424,818	582,606
Investment income (loss) — net	117,707	55,322	(198,228)	352,217	913,986

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,323,339	11,676,738	6,717,072	8,622,189	8,233,926
Cost of investments sold	1,956,776	8,916,659	4,445,532	6,476,376	7,972,874
Net realized gain (loss) on sales of investments	366,563	2,760,079	2,271,540	2,145,813	261,052
Distributions from capital gains	—	3,394,178	—	—	5,742,976
Net change in unrealized appreciation or depreciation of investments	(1,350,931)	1,129,361	437,028	3,286,331	(6,385,161)
Net gain (loss) on investments	(984,368)	7,283,618	2,708,568	5,432,144	(381,133)
Net increase (decrease) in net assets resulting from operations	$(866,661)	$7,338,940	$2,510,340	$5,784,361	$532,853

Year ended Dec. 31, 2014 (continued)	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Investment income
Dividend income	$396,799	$—	$21,869	$—	$—
Variable account expenses	220,301	2,675,605	2,037,290	12,023	165,358
Investment income (loss) — net	176,498	(2,675,605)	(2,015,421)	(12,023)	(165,358)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,987,582	33,380,814	105,184,136	303,689	1,759,674
Cost of investments sold	3,428,356	24,583,544	105,168,321	327,926	1,611,840
Net realized gain (loss) on sales of investments	559,226	8,797,270	15,815	(24,237)	147,834
Distributions from capital gains	1,734,604	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(299,707)	16,881,789	(15,816)	(329,793)	2,096,986
Net gain (loss) on investments	1,994,123	25,679,059	(1)	(354,030)	2,244,820
Net increase (decrease) in net assets resulting from operations	$2,170,621	$23,003,454	$(2,015,422)	$(366,053)	$2,079,462
See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	13

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
Investment income
Dividend income	$34,403	$15,584,789	$—	$338,720	$497,552
Variable account expenses	35,523	5,522,700	7,010,978	58,283	2,017,113
Investment income (loss) — net	(1,120)	10,062,089	(7,010,978)	280,437	(1,519,561)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	531,529	153,083,283	128,171,218	1,796,417	44,016,929
Cost of investments sold	524,285	157,393,890	83,125,424	1,841,623	36,775,120
Net realized gain (loss) on sales of investments	7,244	(4,310,607)	45,045,794	(45,206)	7,241,809
Distributions from capital gains	—	2,836,794	—	28,449	648,925
Net change in unrealized appreciation or depreciation of investments	111,516	18,162,364	27,258,388	(490,399)	(12,377,759)
Net gain (loss) on investments	118,760	16,688,551	72,304,182	(507,156)	(4,487,025)
Net increase (decrease) in net assets resulting from operations	$117,640	$26,750,640	$65,293,204	$(226,719)	$(6,006,586)

Year ended Dec. 31, 2014 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
Investment income
Dividend income	$—	$24,944,098	$—	$1,687,143	$—
Variable account expenses	1,866,710	3,719,368	1,544,160	969,063	1,161,748
Investment income (loss) — net	(1,866,710)	21,224,730	(1,544,160)	718,080	(1,161,748)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	54,304,176	67,783,285	39,025,443	17,278,237	23,594,862
Cost of investments sold	56,147,349	62,957,581	41,649,502	13,906,293	16,637,588
Net realized gain (loss) on sales of investments	(1,843,173)	4,825,704	(2,624,059)	3,371,944	6,957,274
Distributions from capital gains	8,415,388	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(3,673,557)	(14,824,350)	9,313,071	(13,574,774)	10,868,473
Net gain (loss) on investments	2,898,658	(9,998,646)	6,689,012	(10,202,830)	17,825,747
Net increase (decrease) in net assets resulting from operations	$1,031,948	$11,226,084	$5,144,852	$(9,484,750)	$16,663,999

Year ended Dec. 31, 2014 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 3
Investment income
Dividend income	$—	$150,026	$374,199	$11,576	$—
Variable account expenses	4,012,236	121,546	1,570,898	400,367	912,232
Investment income (loss) — net	(4,012,236)	28,480	(1,196,699)	(388,791)	(912,232)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	75,071,028	6,692,166	35,654,057	9,530,368	16,779,991
Cost of investments sold	52,020,087	6,749,913	22,316,206	10,245,103	10,505,998
Net realized gain (loss) on sales of investments	23,050,941	(57,747)	13,337,851	(714,735)	6,273,993
Distributions from capital gains	—	179,797	25,735,337	—	—
Net change in unrealized appreciation or depreciation of investments	34,287,698	(332,227)	(23,914,064)	(1,698,125)	121,555
Net gain (loss) on investments	57,338,639	(210,177)	15,159,124	(2,412,860)	6,395,548
Net increase (decrease) in net assets resulting from operations	$53,326,403	$(181,697)	$13,962,425	$(2,801,651)	$5,483,316

See accompanying notes to financial statements.

14	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	897,198	42,928	1,653,145	443,117	547,876
Investment income (loss) — net	(897,198)	(42,928)	(1,653,145)	(443,117)	(547,876)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	17,013,266	2,114,155	33,157,907	8,364,496	12,299,594
Cost of investments sold	11,452,565	2,222,824	21,180,979	5,871,895	8,021,032
Net realized gain (loss) on sales of investments	5,560,701	(108,669)	11,976,928	2,492,601	4,278,562
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,889,920	4,045	10,847,060	2,933,882	(744,362)
Net gain (loss) on investments	11,450,621	(104,624)	22,823,988	5,426,483	3,534,200
Net increase (decrease) in net assets resulting from operations	$10,553,423	$(147,552)	$21,170,843	$4,983,366	$2,986,324

Year ended Dec. 31, 2014 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$2,380,928	$—	$422,758	$9,398,197	$3,689,051
Variable account expenses	1,214,480	433,360	254,791	2,743,605	4,681,794
Investment income (loss) — net	1,166,448	(433,360)	167,967	6,654,592	(992,743)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	37,144,877	11,881,983	4,756,548	95,443,211	66,979,588
Cost of investments sold	36,719,724	17,213,752	4,660,619	95,019,140	49,792,697
Net realized gain (loss) on sales of investments	425,153	(5,331,769)	95,929	424,071	17,186,891
Distributions from capital gains	—	—	156,850	—	10,271,743
Net change in unrealized appreciation or depreciation of investments	4,859,851	(2,083,684)	109,400	(7,631,268)	24,775,239
Net gain (loss) on investments	5,285,004	(7,415,453)	362,179	(7,207,197)	52,233,873
Net increase (decrease) in net assets resulting from operations	$6,451,452	$(7,848,813)	$530,146	$(552,605)	$51,241,130

Year ended Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2
Investment income
Dividend income	$913,222	$178,150	$216,157	$1,171,694	$675,864
Variable account expenses	475,630	975,906	156,800	233,338	1,314,424
Investment income (loss) — net	437,592	(797,756)	59,357	938,356	(638,560)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,321,028	19,567,139	3,497,924	5,052,131	23,708,838
Cost of investments sold	7,435,229	13,552,720	3,211,245	5,067,071	29,391,487
Net realized gain (loss) on sales of investments	2,885,799	6,014,419	286,679	(14,940)	(5,682,649)
Distributions from capital gains	15,345	2,746,521	5,038	469,383	—
Net change in unrealized appreciation or depreciation of investments	1,716,111	(2,056,379)	(2,081,839)	(1,338,588)	25,909,659
Net gain (loss) on investments	4,617,255	6,704,561	(1,790,122)	(884,145)	20,227,010
Net increase (decrease) in net assets resulting from operations	$5,054,847	$5,906,805	$(1,730,765)	$54,211	$19,588,450

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	15

Statements of Operations

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor(1)
Investment income
Dividend income	$1,931,655	$1,021,144	$1,268,235	$2,356,719	$11,704
Variable account expenses	402,410	1,462,743	251,243	2,107,460	2,884
Investment income (loss) — net	1,529,245	(441,599)	1,016,992	249,259	8,820

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,620,486	29,971,819	3,196,380	49,113,191	33,583
Cost of investments sold	2,587,345	19,525,823	3,211,293	36,382,567	34,076
Net realized gain (loss) on sales of investments	33,141	10,445,996	(14,913)	12,730,624	(493)
Distributions from capital gains	—	12,313,309	—	39,246,230	189
Net change in unrealized appreciation or depreciation of investments	(1,566,010)	(23,119,316)	(944,711)	(22,997,036)	(28,038)
Net gain (loss) on investments	(1,532,869)	(360,011)	(959,624)	28,979,818	(28,342)
Net increase (decrease) in net assets resulting from operations	$(3,624)	$(801,610)	$57,368	$29,229,077	$(19,522)

(1)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Investment income
Dividend income	$56,546	$2,065,632	$6,330	$—	$2,253,212
Variable account expenses	65,115	1,313,801	127,565	295,478	1,906,249
Investment income (loss) — net	(8,569)	751,831	(121,235)	(295,478)	346,963

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,508,193	31,262,153	2,652,295	4,954,629	54,345,488
Cost of investments sold	1,180,363	21,620,297	1,921,522	4,964,678	37,172,352
Net realized gain (loss) on sales of investments	327,830	9,641,856	730,773	(10,049)	17,173,136
Distributions from capital gains	1,061,769	6,573,338	—	1,756,541	—
Net change in unrealized appreciation or depreciation of investments	(950,419)	4,757,727	484,315	(284,352)	(617,407)
Net gain (loss) on investments	439,180	20,972,921	1,215,088	1,462,140	16,555,729
Net increase (decrease) in net assets resulting from operations	$430,611	$21,724,752	$1,093,853	$1,166,662	$16,902,692

Year ended Dec. 31, 2014 (continued)	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
Investment income
Dividend income	$—	$1,412,805	$—	$210,117	$5,022
Variable account expenses	458,910	899,542	141,820	424,632	122,226
Investment income (loss) — net	(458,910)	513,263	(141,820)	(214,515)	(117,204)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,724,146	12,317,321	2,750,621	8,956,537	2,729,297
Cost of investments sold	3,807,589	9,516,489	1,999,259	9,669,340	1,758,334
Net realized gain (loss) on sales of investments	1,916,557	2,800,832	751,362	(712,803)	970,963
Distributions from capital gains	2,023,102	—	—	5,569,459	1,048,426
Net change in unrealized appreciation or depreciation of investments	4,942,235	(4,120,409)	555,482	(7,290,345)	(312,971)
Net gain (loss) on investments	8,881,894	(1,319,577)	1,306,844	(2,433,689)	1,706,418
Net increase (decrease) in net assets resulting from operations	$8,422,984	$(806,314)	$1,165,024	$(2,648,204)	$1,589,214

See accompanying notes to financial statements.

16	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
Investment income
Dividend income	$432,594	$300,351	$—	$118,760	$1,495,886
Variable account expenses	115,361	96,097	156,423	492,717	422,418
Investment income (loss) — net	317,233	204,254	(156,423)	(373,957)	1,073,468

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,750,893	2,761,973	3,750,855	14,058,104	12,884,480
Cost of investments sold	1,738,477	2,644,208	2,483,606	9,526,629	12,231,914
Net realized gain (loss) on sales of investments	12,416	117,765	1,267,249	4,531,475	652,566
Distributions from capital gains	—	222,336	1,165,352	3,928,934	5,053,623
Net change in unrealized appreciation or depreciation of investments	14,330	(306,776)	(803,053)	(2,301,015)	(12,994,467)
Net gain (loss) on investments	26,746	33,325	1,629,548	6,159,394	(7,288,278)
Net increase (decrease) in net assets resulting from operations	$343,979	$237,579	$1,473,125	$5,785,437	$(6,214,810)

Year ended Dec. 31, 2014 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Investment income
Dividend income	$92,308	$223,038	$—	$5,249,861	$458,217
Variable account expenses	132,763	700,806	449,286	2,495,767	580,618
Investment income (loss) — net	(40,455)	(477,768)	(449,286)	2,754,094	(122,401)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,981,872	16,009,080	16,472,683	33,481,667	12,671,727
Cost of investments sold	2,885,600	10,992,048	13,494,022	25,271,905	10,986,024
Net realized gain (loss) on sales of investments	96,272	5,017,032	2,978,661	8,209,762	1,685,703
Distributions from capital gains	928,576	4,504,704	10,852,462	10,119,153	—
Net change in unrealized appreciation or depreciation of investments	(670,375)	(1,507,562)	(18,505,737)	7,652,431	6,083,934
Net gain (loss) on investments	354,473	8,014,174	(4,674,614)	25,981,346	7,769,637
Net increase (decrease) in net assets resulting from operations	$314,018	$7,536,406	$(5,123,900)	$28,735,440	$7,647,236

Year ended Dec. 31, 2014 (continued)	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S(1)	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Investment income
Dividend income	$—	$—	$63,993	$995,707	$22,102,609
Variable account expenses	451,617	3,194	172,638	1,061,399	5,159,377
Investment income (loss) — net	(451,617)	(3,194)	(108,645)	(65,692)	16,943,232

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,614,708	103,564	3,859,446	15,612,407	140,582,610
Cost of investments sold	10,337,868	105,051	3,543,893	12,171,762	134,970,737
Net realized gain (loss) on sales of investments	1,276,840	(1,487)	315,553	3,440,645	5,611,873
Distributions from capital gains	6,719,416	—	—	5,238,962	—
Net change in unrealized appreciation or depreciation of investments	(7,291,699)	(1,360)	(1,015,884)	(7,261,698)	(12,142,209)
Net gain (loss) on investments	704,557	(2,847)	(700,331)	1,417,909	(6,530,336)
Net increase (decrease) in net assets resulting from operations	$252,940	$(6,041)	$(808,976)	$1,352,217	$10,412,896

(1)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	17

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Multi- Cap Gro, Cl IB
Investment income
Dividend income	$549,171	$9,381,196	$101,077	$256,322	$92,265
Variable account expenses	803,018	1,836,913	46,391	99,209	248,198
Investment income (loss) — net	(253,847)	7,544,283	54,686	157,113	(155,933)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,626,934	61,820,499	2,243,446	2,956,875	4,087,421
Cost of investments sold	9,879,359	61,583,578	2,367,340	2,963,588	2,376,473
Net realized gain (loss) on sales of investments	3,747,575	236,921	(123,894)	(6,713)	1,710,948
Distributions from capital gains	12,188,871	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(6,903,031)	(7,390,172)	226,389	174,447	1,969,370
Net gain (loss) on investments	9,033,415	(7,153,251)	102,495	167,734	3,680,318
Net increase (decrease) in net assets resulting from operations	$8,779,568	$391,032	$157,181	$324,847	$3,524,385

Year ended Dec. 31, 2014 (continued)	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$—	$753,738	$15,579	$—	$—
Variable account expenses	223,169	221,483	47,354	11,321,742	12,072,454
Investment income (loss) — net	(223,169)	532,255	(31,775)	(11,321,742)	(12,072,454)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,238,886	5,450,528	1,249,506	176,201,889	563,560,965
Cost of investments sold	4,595,329	5,313,949	1,331,145	137,183,256	375,882,135
Net realized gain (loss) on sales of investments	1,643,557	136,579	(81,639)	39,018,633	187,678,830
Distributions from capital gains	1,881,054	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,603,074)	244,130	(638,301)	24,178,079	(117,085,824)
Net gain (loss) on investments	(1,078,463)	380,709	(719,940)	63,196,712	70,593,006
Net increase (decrease) in net assets resulting from operations	$(1,301,632)	$912,964	$(751,715)	$51,874,970	$58,520,552

Year ended Dec. 31, 2014 (continued)	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP GS Commodity Strategy, Cl 2
Investment income
Dividend income	$110,600	$—	$—	$—	$—
Variable account expenses	78,073	1,354,232	6,112,741	8,948,783	22,020
Investment income (loss) — net	32,527	(1,354,232)	(6,112,741)	(8,948,783)	(22,020)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,595,843	44,212,529	245,148,242	397,861,183	809,919
Cost of investments sold	1,621,703	45,968,054	222,034,362	340,904,842	846,235
Net realized gain (loss) on sales of investments	(25,860)	(1,755,525)	23,113,880	56,956,341	(36,316)
Distributions from capital gains	505,440	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	555,011	14,299,951	1,371,652	(17,021,072)	(475,099)
Net gain (loss) on investments	1,034,591	12,544,426	24,485,532	39,935,269	(511,415)
Net increase (decrease) in net assets resulting from operations	$1,067,118	$11,190,194	$18,372,791	$30,986,486	$(533,435)

See accompanying notes to financial statements.

18	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	69,109,094	105,097,927	39,864,592	44,429,298	16,101,389
Investment income (loss) — net	(69,109,094)	(105,097,927)	(39,864,592)	(44,429,298)	(16,101,389)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	763,585,367	1,448,811,821	587,947,030	2,047,955,704	403,879,898
Cost of investments sold	618,619,307	1,041,627,122	462,658,209	1,401,026,405	344,540,394
Net realized gain (loss) on sales of investments	144,966,060	407,184,699	125,288,821	646,929,299	59,339,504
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	196,676,209	147,283,796	80,142,765	(400,919,816)	14,846,880
Net gain (loss) on investments	341,642,269	554,468,495	205,431,586	246,009,483	74,186,384
Net increase (decrease) in net assets resulting from operations	$272,533,175	$449,370,568	$165,566,994	$201,580,185	$58,084,995

Year ended Dec. 31, 2014 (continued)	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2(1)	VP Multi-Mgr Int Rate Adapt, Cl 2(1)	VP Ptnrs Sm Cap Val, Cl 3	VP Pyrford Intl Eq, Cl 2
Investment income
Dividend income	$—	$2,924	$3,757	$—	$37,488
Variable account expenses	25,133,808	1,761	2,360	1,114,937	14,451
Investment income (loss) — net	(25,133,808)	1,163	1,397	(1,114,937)	23,037

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	706,812,976	15,642	24,288	32,382,860	423,263
Cost of investments sold	552,167,408	15,842	24,508	18,988,534	414,948
Net realized gain (loss) on sales of investments	154,645,568	(200)	(220)	13,394,326	8,315
Distributions from capital gains	—	—	—	—	763
Net change in unrealized appreciation or depreciation of investments	(31,791,938)	(5,865)	(5,052)	(11,104,927)	(91,511)
Net gain (loss) on investments	122,853,630	(6,065)	(5,272)	2,289,399	(82,433)
Net increase (decrease) in net assets resulting from operations	$97,719,822	$(4,902)	$(3,875)	$1,174,462	$(59,396)

(1)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
Investment income
Dividend income	$—	$—	$4,930	$4,550,109	$—
Variable account expenses	384,532	157,931	34,614	2,827,150	3,124,406
Investment income (loss) — net	(384,532)	(157,931)	(29,684)	1,722,959	(3,124,406)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,996,426	3,497,523	1,576,073	56,888,420	70,060,091
Cost of investments sold	7,106,584	2,321,376	1,580,208	48,296,596	53,154,383
Net realized gain (loss) on sales of investments	3,889,842	1,176,147	(4,135)	8,591,824	16,905,708
Distributions from capital gains	—	—	—	35,736,162	44,459,102
Net change in unrealized appreciation or depreciation of investments	805,303	857,340	14,524	(61,844,803)	(45,774,366)
Net gain (loss) on investments	4,695,145	2,033,487	10,389	(17,516,817)	15,590,444
Net increase (decrease) in net assets resulting from operations	$4,310,613	$1,875,556	$(19,295)	$(15,793,858)	$12,466,038

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	19

Statements of Operations

Year ended Dec. 31, 2014 (continued)	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income	$454,932	$1,190,389	$—	$430,287
Variable account expenses	256,141	398,041	694,658	52,908
Investment income (loss) — net	198,791	792,348	(694,658)	377,379

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,722,765	7,682,727	19,969,166	1,501,811
Cost of investments sold	3,498,742	6,886,910	16,212,654	1,521,444
Net realized gain (loss) on sales of investments	1,224,023	795,817	3,756,512	(19,633)
Distributions from capital gains	—	1,026,905	7,107,584	—
Net change in unrealized appreciation or depreciation of investments	3,278,301	(5,464,576)	(13,398,153)	(611,041)
Net gain (loss) on investments	4,502,324	(3,641,854)	(2,534,057)	(630,674)
Net increase (decrease) in net assets resulting from operations	$4,701,115	$(2,849,506)	$(3,228,715)	$(253,295)

See accompanying notes to financial statements.

20	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$(29,688)	$(82,614)	$268,263	$4,752,943	$(257,260)
Net realized gain (loss) on sales of investments	49,855	435,646	6,151,912	(3,053,113)	277,092
Distributions from capital gains	173,085	—	—	—	293,441
Net change in unrealized appreciation or depreciation of investments	(55,456)	(12,063)	2,752,271	(15,665,272)	1,304,782
Net increase (decrease) in net assets resulting from operations	137,796	340,969	9,172,446	(13,965,442)	1,618,055

Contract transactions
Contract purchase payments	696,563	158,052	1,157,834	3,030,400	5,990,684
Net transfers(1)	1,315,456	(37,327)	(4,791,672)	(9,987,368)	26,960,621
Transfers for policy loans	1,033	1,098	32,112	90,460	4,209
Adjustments to net assets allocated to contracts in payment period	—	—	(58,423)	(47,678)	108,556
Contract charges	(2,417)	(8,113)	(78,153)	(230,266)	(13,979)
Contract terminations:
Surrender benefits	(940,448)	(722,532)	(14,152,809)	(24,242,351)	(2,094,832)
Death benefits	(9,682)	(49,399)	(1,497,213)	(1,753,079)	(210,823)
Increase (decrease) from contract transactions	1,060,505	(658,221)	(19,388,324)	(33,139,882)	30,744,436
Net assets at beginning of year	3,663,559	9,113,778	122,245,133	221,773,783	15,719,648
Net assets at end of year	$4,861,860	$8,796,526	$112,029,255	$174,668,459	$48,082,139

Accumulation unit activity
Units outstanding at beginning of year	3,435,836	6,956,449	71,636,919	141,034,862	14,759,331
Contract purchase payments	645,822	117,475	665,542	2,300,064	5,033,981
Net transfers(1)	1,209,256	(30,377)	(2,716,302)	(5,883,642)	22,807,369
Transfers for policy loans	951	863	17,989	55,989	3,625
Contract charges	(2,228)	(6,042)	(44,755)	(141,645)	(11,863)
Contract terminations:
Surrender benefits	(859,168)	(534,555)	(8,093,849)	(14,870,437)	(1,781,947)
Death benefits	(8,796)	(36,010)	(845,337)	(1,142,987)	(169,047)
Units outstanding at end of year	4,421,673	6,467,803	60,620,207	121,352,204	40,641,449

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$117,707	$55,322	$(198,228)	$352,217	$913,986
Net realized gain (loss) on sales of investments	366,563	2,760,079	2,271,540	2,145,813	261,052
Distributions from capital gains	—	3,394,178	—	—	5,742,976
Net change in unrealized appreciation or depreciation of investments	(1,350,931)	1,129,361	437,028	3,286,331	(6,385,161)
Net increase (decrease) in net assets resulting from operations	(866,661)	7,338,940	2,510,340	5,784,361	532,853

Contract transactions
Contract purchase payments	170,433	568,861	459,037	384,282	8,557,633
Net transfers(1)	(176,930)	701,441	34,632	(1,628,056)	15,104,404
Transfers for policy loans	17,113	651	(918)	(10,393)	5,705
Adjustments to net assets allocated to contracts in payment period	(4,178)	26,957	(1,193)	(33,512)	224,898
Contract charges	(4,722)	(42,374)	(23,200)	(13,949)	(35,812)
Contract terminations:
Surrender benefits	(1,362,706)	(5,079,190)	(3,523,010)	(5,610,157)	(4,720,477)
Death benefits	(194,681)	(426,480)	(268,394)	(476,970)	(559,096)
Increase (decrease) from contract transactions	(1,555,671)	(4,250,134)	(3,323,046)	(7,388,755)	18,577,255
Net assets at beginning of year	14,796,919	52,077,512	30,406,131	51,195,554	47,699,273
Net assets at end of year	$12,374,587	$55,166,318	$29,593,425	$49,591,160	$66,809,381

Accumulation unit activity
Units outstanding at beginning of year	9,425,027	31,661,504	18,619,312	20,141,713	40,444,237
Contract purchase payments	110,375	314,616	276,191	143,306	7,291,967
Net transfers(1)	(119,797)	337,672	41,332	(609,809)	12,912,557
Transfers for policy loans	10,494	194	(591)	(3,758)	4,913
Contract charges	(3,073)	(24,118)	(13,948)	(5,271)	(30,347)
Contract terminations:
Surrender benefits	(887,777)	(3,008,948)	(2,119,116)	(2,104,357)	(3,999,068)
Death benefits	(128,160)	(239,349)	(164,362)	(180,631)	(477,167)
Units outstanding at end of year	8,407,089	29,041,571	16,638,818	17,381,193	56,147,092

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Operations
Investment income (loss) — net	$176,498	$(2,675,605)	$(2,015,421)	$(12,023)	$(165,358)
Net realized gain (loss) on sales of investments	559,226	8,797,270	15,815	(24,237)	147,834
Distributions from capital gains	1,734,604	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(299,707)	16,881,789	(15,816)	(329,793)	2,096,986
Net increase (decrease) in net assets resulting from operations	2,170,621	23,003,454	(2,015,422)	(366,053)	2,079,462

Contract transactions
Contract purchase payments	402,339	8,544,910	12,870,161	523,968	4,392,048
Net transfers(1)	62,819	25,868,605	(1,817,183)	657,385	12,795,098
Transfers for policy loans	24,635	155,186	349,811	187	(3,639)
Adjustments to net assets allocated to contracts in payment period	(6,570)	(142,533)	(1,672,644)	—	9,646
Contract charges	(20,208)	(169,398)	(188,836)	(292)	(7,751)
Contract terminations:
Surrender benefits	(2,989,204)	(25,189,785)	(55,898,072)	(89,856)	(1,087,981)
Death benefits	(205,863)	(4,540,449)	(3,556,530)	(3,815)	(39,500)
Increase (decrease) from contract transactions	(2,732,052)	4,526,536	(49,913,293)	1,087,577	16,057,921
Net assets at beginning of year	26,439,874	258,002,784	247,050,839	602,110	9,254,724
Net assets at end of year	$25,878,443	$285,532,774	$195,122,124	$1,323,634	$27,392,107

Accumulation unit activity
Units outstanding at beginning of year	18,358,231	143,158,842	218,622,489	649,733	7,634,364
Contract purchase payments	265,803	5,054,902	11,879,247	577,597	3,482,725
Net transfers(1)	25,873	15,120,476	(3,958,926)	721,103	10,006,696
Transfers for policy loans	16,483	87,540	302,406	197	(2,927)
Contract charges	(13,567)	(91,844)	(167,080)	(343)	(6,067)
Contract terminations:
Surrender benefits	(2,010,706)	(13,606,947)	(49,286,667)	(104,469)	(863,325)
Death benefits	(138,160)	(2,465,786)	(3,224,160)	(3,964)	(30,237)
Units outstanding at end of year	16,503,957	147,257,183	174,167,309	1,839,854	20,221,229

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$(1,120)	$10,062,089	$(7,010,978)	$280,437	$(1,519,561)
Net realized gain (loss) on sales of investments	7,244	(4,310,607)	45,045,794	(45,206)	7,241,809
Distributions from capital gains	—	2,836,794	—	28,449	648,925
Net change in unrealized appreciation or depreciation of investments	111,516	18,162,364	27,258,388	(490,399)	(12,377,759)
Net increase (decrease) in net assets resulting from operations	117,640	26,750,640	65,293,204	(226,719)	(6,006,586)

Contract transactions
Contract purchase payments	1,059,968	5,773,699	8,663,113	824,967	3,192,106
Net transfers(1)	4,653,204	(56,478,093)	(23,991,325)	4,578,466	(15,514,897)
Transfers for policy loans	(204)	126,461	234,902	(624)	95,563
Adjustments to net assets allocated to contracts in payment period	—	(667,179)	(751,949)	5,529	(237,634)
Contract charges	(1,563)	(701,959)	(583,526)	(2,756)	(222,349)
Contract terminations:
Surrender benefits	(185,751)	(75,275,301)	(88,335,250)	(340,159)	(21,840,487)
Death benefits	—	(10,727,526)	(8,084,889)	(52,226)	(1,564,133)
Increase (decrease) from contract transactions	5,525,654	(137,949,898)	(112,848,924)	5,013,197	(36,091,831)
Net assets at beginning of year	1,415,769	663,230,651	789,841,134	3,452,362	230,493,296
Net assets at end of year	$7,059,063	$552,031,393	$742,285,414	$8,238,840	$188,394,879

Accumulation unit activity
Units outstanding at beginning of year	1,485,713	406,205,161	390,027,389	3,819,949	108,813,537
Contract purchase payments	1,078,256	3,550,351	4,381,355	874,537	1,604,956
Net transfers(1)	4,738,595	(34,938,150)	(11,447,509)	4,794,433	(7,032,770)
Transfers for policy loans	(208)	75,673	102,766	(669)	47,788
Contract charges	(1,596)	(425,292)	(288,319)	(2,936)	(100,992)
Contract terminations:
Surrender benefits	(188,370)	(44,267,115)	(40,841,890)	(362,927)	(9,998,179)
Death benefits	—	(6,426,101)	(3,762,047)	(55,695)	(765,067)
Units outstanding at end of year	7,112,390	323,774,527	338,171,745	9,066,692	92,569,273

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$(1,866,710)	$21,224,730	$(1,544,160)	$718,080	$(1,161,748)
Net realized gain (loss) on sales of investments	(1,843,173)	4,825,704	(2,624,059)	3,371,944	6,957,274
Distributions from capital gains	8,415,388	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(3,673,557)	(14,824,350)	9,313,071	(13,574,774)	10,868,473
Net increase (decrease) in net assets resulting from operations	1,031,948	11,226,084	5,144,852	(9,484,750)	16,663,999

Contract transactions
Contract purchase payments	1,639,121	3,508,455	1,108,803	1,242,366	1,723,600
Net transfers(1)	(22,153,572)	1,060,020	(9,168,142)	(3,821,711)	(3,527,889)
Transfers for policy loans	49,585	44,083	(12,716)	70,803	36,837
Adjustments to net assets allocated to contracts in payment period	(192,477)	(502,411)	(94,451)	(76,210)	124,484
Contract charges	(227,758)	(234,521)	(216,705)	(66,728)	(126,727)
Contract terminations:
Surrender benefits	(25,127,921)	(49,993,150)	(18,476,313)	(9,884,686)	(14,609,888)
Death benefits	(3,313,027)	(6,514,501)	(3,216,001)	(939,998)	(2,035,644)
Increase (decrease) from contract transactions	(49,326,049)	(52,632,025)	(30,075,525)	(13,476,164)	(18,415,227)
Net assets at beginning of year	224,149,730	415,832,402	181,631,906	105,664,438	140,705,400
Net assets at end of year	$175,855,629	$374,426,461	$156,701,233	$82,703,524	$138,954,172

Accumulation unit activity
Units outstanding at beginning of year	135,911,930	191,727,803	100,497,355	71,769,568	138,336,244
Contract purchase payments	1,026,129	1,652,192	603,516	889,808	1,580,438
Net transfers(1)	(13,520,906)	613,947	(5,018,580)	(2,944,667)	(3,667,154)
Transfers for policy loans	27,814	17,625	(6,474)	47,326	36,302
Contract charges	(136,680)	(106,070)	(117,010)	(48,222)	(119,255)
Contract terminations:
Surrender benefits	(14,454,432)	(22,140,429)	(9,912,674)	(7,151,181)	(13,986,781)
Death benefits	(2,037,309)	(2,913,800)	(1,725,600)	(682,381)	(1,939,752)
Units outstanding at end of year	106,816,546	168,851,268	84,320,533	61,880,251	120,240,042

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 3
Operations
Investment income (loss) — net	$(4,012,236)	$28,480	$(1,196,699)	$(388,791)	$(912,232)
Net realized gain (loss) on sales of investments	23,050,941	(57,747)	13,337,851	(714,735)	6,273,993
Distributions from capital gains	—	179,797	25,735,337	—	—
Net change in unrealized appreciation or depreciation of investments	34,287,698	(332,227)	(23,914,064)	(1,698,125)	121,555
Net increase (decrease) in net assets resulting from operations	53,326,403	(181,697)	13,962,425	(2,801,651)	5,483,316

Contract transactions
Contract purchase payments	4,132,738	3,595,267	2,090,300	2,154,770	1,181,897
Net transfers(1)	(23,470,076)	3,753,858	(11,341,278)	(2,644,841)	(4,047,849)
Transfers for policy loans	356,841	212	10,262	10,976	78,310
Adjustments to net assets allocated to contracts in payment period	(985,555)	—	(63,456)	(24,260)	(139,664)
Contract charges	(612,529)	(1,804)	(180,621)	(27,602)	(75,226)
Contract terminations:
Surrender benefits	(40,258,681)	(648,750)	(19,712,304)	(4,449,784)	(10,376,021)
Death benefits	(4,585,952)	(204,474)	(1,384,160)	(339,315)	(1,052,480)
Increase (decrease) from contract transactions	(65,423,214)	6,494,309	(30,581,257)	(5,320,056)	(14,431,033)
Net assets at beginning of year	424,609,362	9,031,885	185,728,247	47,631,885	97,729,965
Net assets at end of year	$412,512,551	$15,344,497	$169,109,415	$39,510,178	$88,782,248

Accumulation unit activity
Units outstanding at beginning of year	292,545,714	8,464,828	116,187,497	39,381,409	58,643,616
Contract purchase payments	2,684,210	3,369,604	1,260,499	1,845,915	713,361
Net transfers(1)	(18,314,255)	3,695,510	(6,932,864)	(2,328,329)	(2,298,951)
Transfers for policy loans	198,499	196	5,753	9,619	50,983
Contract charges	(424,352)	(1,694)	(108,891)	(24,027)	(44,771)
Contract terminations:
Surrender benefits	(26,757,351)	(616,557)	(12,119,317)	(3,935,426)	(6,109,415)
Death benefits	(3,085,759)	(190,539)	(842,221)	(292,643)	(621,800)
Units outstanding at end of year	246,846,706	14,721,348	97,450,456	34,656,518	50,333,023

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(897,198)	$(42,928)	$(1,653,145)	$(443,117)	$(547,876)
Net realized gain (loss) on sales of investments	5,560,701	(108,669)	11,976,928	2,492,601	4,278,562
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,889,920	4,045	10,847,060	2,933,882	(744,362)
Net increase (decrease) in net assets resulting from operations	10,553,423	(147,552)	21,170,843	4,983,366	2,986,324

Contract transactions
Contract purchase payments	1,218,117	377,081	14,911,816	592,186	757,015
Net transfers(1)	(1,014,138)	45,533	12,378,265	6,272,601	359,278
Transfers for policy loans	(8,586)	(14,959)	(21,236)	(968)	15,661
Adjustments to net assets allocated to contracts in payment period	(29,568)	—	(81,877)	(4,576)	(46,428)
Contract charges	(69,056)	(3,218)	(108,914)	(29,243)	(46,005)
Contract terminations:
Surrender benefits	(10,265,868)	(418,442)	(22,783,087)	(5,172,255)	(7,852,247)
Death benefits	(863,311)	(23,479)	(1,689,800)	(341,026)	(443,305)
Increase (decrease) from contract transactions	(11,032,410)	(37,484)	2,605,167	1,316,719	(7,256,031)
Net assets at beginning of year	99,999,121	4,194,052	174,723,889	47,016,618	66,588,601
Net assets at end of year	$99,520,134	$4,009,016	$198,499,899	$53,316,703	$62,318,894

Accumulation unit activity
Units outstanding at beginning of year	54,650,734	4,424,704	120,287,167	26,236,952	26,163,415
Contract purchase payments	657,344	412,084	9,398,173	321,213	304,160
Net transfers(1)	(557,547)	29,037	7,665,149	3,381,950	182,853
Transfers for policy loans	(5,057)	(16,115)	(14,004)	(474)	5,463
Contract charges	(35,931)	(3,537)	(71,911)	(15,644)	(18,130)
Contract terminations:
Surrender benefits	(5,200,129)	(464,348)	(15,234,927)	(2,730,536)	(2,965,951)
Death benefits	(436,913)	(25,950)	(1,168,807)	(185,465)	(180,757)
Units outstanding at end of year	49,072,501	4,355,875	120,860,840	27,007,996	23,491,053

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$1,166,448	$(433,360)	$167,967	$6,654,592	$(992,743)
Net realized gain (loss) on sales of investments	425,153	(5,331,769)	95,929	424,071	17,186,891
Distributions from capital gains	—	—	156,850	—	10,271,743
Net change in unrealized appreciation or depreciation of investments	4,859,851	(2,083,684)	109,400	(7,631,268)	24,775,239
Net increase (decrease) in net assets resulting from operations	6,451,452	(7,848,813)	530,146	(552,605)	51,241,130

Contract transactions
Contract purchase payments	2,614,468	969,453	1,660,110	3,293,857	16,246,198
Net transfers(1)	(9,754,076)	(3,979,208)	4,152,081	(45,100,272)	(4,731,783)
Transfers for policy loans	60,230	15,830	13,348	(73,052)	54,171
Adjustments to net assets allocated to contracts in payment period	(93,148)	(15,134)	(125,108)	(54,044)	(269,949)
Contract charges	(92,628)	(29,803)	(16,066)	(211,447)	(285,196)
Contract terminations:
Surrender benefits	(18,451,148)	(5,305,292)	(2,170,973)	(39,717,331)	(50,590,725)
Death benefits	(3,408,518)	(325,504)	(158,391)	(3,583,192)	(4,417,913)
Increase (decrease) from contract transactions	(29,124,820)	(8,669,658)	3,355,001	(85,445,481)	(43,995,197)
Net assets at beginning of year	148,738,366	52,642,792	24,843,922	333,885,716	509,204,692
Net assets at end of year	$126,064,998	$36,124,321	$28,729,069	$247,887,630	$516,450,625

Accumulation unit activity
Units outstanding at beginning of year	118,638,548	68,432,931	24,745,914	259,325,580	326,303,227
Contract purchase payments	2,143,281	1,259,266	1,618,142	2,552,643	9,930,369
Net transfers(1)	(8,134,352)	(5,230,430)	4,031,057	(34,954,382)	(3,014,929)
Transfers for policy loans	47,801	21,354	12,921	(55,302)	31,861
Contract charges	(71,549)	(38,645)	(15,627)	(163,779)	(175,445)
Contract terminations:
Surrender benefits	(14,185,116)	(6,967,959)	(2,104,276)	(30,657,095)	(31,346,369)
Death benefits	(2,609,101)	(419,150)	(154,296)	(2,795,683)	(2,709,346)
Units outstanding at end of year	95,829,512	57,057,367	28,133,835	193,251,982	299,019,368

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$437,592	$(797,756)	$59,357	$938,356	$(638,560)
Net realized gain (loss) on sales of investments	2,885,799	6,014,419	286,679	(14,940)	(5,682,649)
Distributions from capital gains	15,345	2,746,521	5,038	469,383	—
Net change in unrealized appreciation or depreciation of investments	1,716,111	(2,056,379)	(2,081,839)	(1,338,588)	25,909,659
Net increase (decrease) in net assets resulting from operations	5,054,847	5,906,805	(1,730,765)	54,211	19,588,450

Contract transactions
Contract purchase payments	544,953	1,045,192	203,105	4,766,091	2,158,270
Net transfers(1)	(1,611,639)	(5,372,407)	(483,194)	24,651,710	(2,105,450)
Transfers for policy loans	47,440	23,933	704	(368)	78,541
Adjustments to net assets allocated to contracts in payment period	(24,087)	(106,311)	(9,724)	152,782	(50,921)
Contract charges	(21,606)	(39,812)	(6,565)	(8,739)	(106,835)
Contract terminations:
Surrender benefits	(7,183,696)	(13,008,653)	(2,306,762)	(1,759,056)	(16,607,223)
Death benefits	(666,733)	(953,102)	(175,097)	(146,413)	(1,707,913)
Increase (decrease) from contract transactions	(8,915,368)	(18,411,160)	(2,777,533)	27,656,007	(18,341,531)
Net assets at beginning of year	59,592,311	124,273,289	20,736,904	12,848,111	148,569,200
Net assets at end of year	$55,731,790	$111,768,934	$16,228,606	$40,558,329	$149,816,119

Accumulation unit activity
Units outstanding at beginning of year	36,071,239	23,721,545	13,349,596	13,064,120	78,865,022
Contract purchase payments	320,315	197,896	136,143	4,705,036	1,223,201
Net transfers(1)	(966,431)	(1,020,839)	(332,619)	24,258,815	(782,408)
Transfers for policy loans	27,294	4,486	57	(376)	26,455
Contract charges	(12,643)	(7,556)	(4,440)	(8,620)	(51,122)
Contract terminations:
Surrender benefits	(4,232,864)	(2,472,337)	(1,566,941)	(1,735,893)	(7,563,518)
Death benefits	(397,953)	(181,786)	(118,125)	(143,771)	(747,383)
Units outstanding at end of year	30,808,957	20,241,409	11,463,671	40,139,311	70,970,247

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor(2)
Operations
Investment income (loss) — net	$1,529,245	$(441,599)	$1,016,992	$249,259	$8,820
Net realized gain (loss) on sales of investments	33,141	10,445,996	(14,913)	12,730,624	(493)
Distributions from capital gains	—	12,313,309	—	39,246,230	189
Net change in unrealized appreciation or depreciation of investments	(1,566,010)	(23,119,316)	(944,711)	(22,997,036)	(28,038)
Net increase (decrease) in net assets resulting from operations	(3,624)	(801,610)	57,368	29,229,077	(19,522)

Contract transactions
Contract purchase payments	8,066,476	5,411,868	3,195,963	1,954,019	226,317
Net transfers(1)	37,438,233	(7,392,577)	14,558,355	(15,702,642)	845,384
Transfers for policy loans	3,000	7,451	5,198	42,449	—
Adjustments to net assets allocated to contracts in payment period	—	(216,731)	—	(135,324)	—
Contract charges	(21,200)	(94,308)	(10,179)	(226,242)	(76)
Contract terminations:
Surrender benefits	(2,326,521)	(18,129,030)	(1,824,137)	(29,510,834)	(5,629)
Death benefits	(292,513)	(1,541,414)	(292,802)	(2,415,033)	—
Increase (decrease) from contract transactions	42,867,475	(21,954,741)	15,632,398	(45,993,607)	1,065,996
Net assets at beginning of year	17,726,376	176,995,729	18,599,845	257,444,463	—
Net assets at end of year	$60,590,227	$154,239,378	$34,289,611	$240,679,933	$1,046,474

Accumulation unit activity
Units outstanding at beginning of year	16,562,668	58,978,042	18,986,662	66,581,225	—
Contract purchase payments	7,163,785	2,266,373	3,217,204	504,923	227,287
Net transfers(1)	33,283,998	(2,487,427)	14,638,190	(3,910,702)	859,236
Transfers for policy loans	2,661	(3,517)	5,118	9,748	—
Contract charges	(18,748)	(31,109)	(10,219)	(55,940)	(77)
Contract terminations:
Surrender benefits	(2,063,413)	(5,663,266)	(1,836,405)	(7,197,855)	(5,004)
Death benefits	(257,297)	(461,848)	(294,747)	(590,495)	—
Units outstanding at end of year	54,673,654	52,597,248	34,705,803	55,340,904	1,081,442

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

30	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$(8,569)	$751,831	$(121,235)	$(295,478)	$346,963
Net realized gain (loss) on sales of investments	327,830	9,641,856	730,773	(10,049)	17,173,136
Distributions from capital gains	1,061,769	6,573,338	—	1,756,541	—
Net change in unrealized appreciation or depreciation of investments	(950,419)	4,757,727	484,315	(284,352)	(617,407)
Net increase (decrease) in net assets resulting from operations	430,611	21,724,752	1,093,853	1,166,662	16,902,692

Contract transactions
Contract purchase payments	68,618	1,281,860	175,810	3,252,277	1,888,437
Net transfers(1)	(507,957)	(10,423,004)	(312,875)	10,094,966	(26,834,589)
Transfers for policy loans	(10,078)	23,482	17,927	(4,235)	332
Adjustments to net assets allocated to contracts in payment period	(3,972)	(60,501)	(8,138)	15,761	(22,082)
Contract charges	(3,035)	(268,069)	(8,263)	(12,045)	(425,503)
Contract terminations:
Surrender benefits	(772,454)	(14,545,829)	(1,629,145)	(2,012,019)	(21,587,594)
Death benefits	(80,462)	(1,324,456)	(197,610)	(143,968)	(1,945,576)
Increase (decrease) from contract transactions	(1,309,340)	(25,316,517)	(1,962,294)	11,190,737	(48,926,575)
Net assets at beginning of year	8,413,282	157,109,824	15,863,232	21,763,371	236,246,838
Net assets at end of year	$7,534,553	$153,518,059	$14,994,791	$34,120,770	$204,222,955

Accumulation unit activity
Units outstanding at beginning of year	3,223,207	102,617,752	11,731,155	22,154,963	129,042,560
Contract purchase payments	26,318	791,071	127,732	3,193,226	1,024,296
Net transfers(1)	(196,939)	(6,440,981)	(220,703)	9,965,738	(13,883,622)
Transfers for policy loans	(3,717)	15,009	12,723	(4,436)	(2,435)
Contract charges	(1,168)	(164,551)	(6,006)	(11,825)	(220,645)
Contract terminations:
Surrender benefits	(296,700)	(8,966,958)	(1,188,925)	(1,973,458)	(11,371,856)
Death benefits	(30,295)	(834,486)	(143,784)	(142,771)	(1,039,165)
Units outstanding at end of year	2,720,706	87,016,856	10,312,192	33,181,437	103,549,133

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
Operations
Investment income (loss) — net	$(458,910)	$513,263	$(141,820)	$(214,515)	$(117,204)
Net realized gain (loss) on sales of investments	1,916,557	2,800,832	751,362	(712,803)	970,963
Distributions from capital gains	2,023,102	—	—	5,569,459	1,048,426
Net change in unrealized appreciation or depreciation of investments	4,942,235	(4,120,409)	555,482	(7,290,345)	(312,971)
Net increase (decrease) in net assets resulting from operations	8,422,984	(806,314)	1,165,024	(2,648,204)	1,589,214

Contract transactions
Contract purchase payments	669,318	1,259,845	169,987	6,480,354	175,022
Net transfers(1)	9,200,389	9,118,806	(527,210)	17,106,109	(512,557)
Transfers for policy loans	6,490	13,598	29,128	4,681	9,745
Adjustments to net assets allocated to contracts in payment period	(23,614)	(13,525)	(7,111)	287,561	9,677
Contract charges	(31,990)	(91,483)	(8,557)	(22,705)	(8,364)
Contract terminations:
Surrender benefits	(4,420,532)	(9,534,832)	(1,724,433)	(3,670,100)	(1,842,050)
Death benefits	(349,142)	(821,799)	(214,778)	(198,208)	(31,037)
Increase (decrease) from contract transactions	5,050,919	(69,390)	(2,282,974)	19,987,692	(2,199,564)
Net assets at beginning of year	44,304,942	100,859,235	17,575,044	27,766,379	15,665,106
Net assets at end of year	$57,778,845	$99,983,531	$16,457,094	$45,105,867	$15,054,756

Accumulation unit activity
Units outstanding at beginning of year	24,134,764	60,998,812	13,176,088	23,002,354	14,693,061
Contract purchase payments	335,683	766,037	124,618	5,550,137	158,418
Net transfers(1)	4,557,566	5,469,235	(382,948)	14,450,692	(475,806)
Transfers for policy loans	2,709	7,873	21,547	4,024	8,666
Contract charges	(16,141)	(55,979)	(6,299)	(19,394)	(7,537)
Contract terminations:
Surrender benefits	(2,243,240)	(5,655,076)	(1,265,806)	(3,134,519)	(1,673,334)
Death benefits	(178,633)	(503,502)	(154,595)	(168,989)	(28,642)
Units outstanding at end of year	26,592,708	61,027,400	11,512,605	39,684,305	12,674,826

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
Operations
Investment income (loss) — net	$317,233	$204,254	$(156,423)	$(373,957)	$1,073,468
Net realized gain (loss) on sales of investments	12,416	117,765	1,267,249	4,531,475	652,566
Distributions from capital gains	—	222,336	1,165,352	3,928,934	5,053,623
Net change in unrealized appreciation or depreciation of investments	14,330	(306,776)	(803,053)	(2,301,015)	(12,994,467)
Net increase (decrease) in net assets resulting from operations	343,979	237,579	1,473,125	5,785,437	(6,214,810)

Contract transactions
Contract purchase payments	1,725,853	605,471	201,021	837,160	558,677
Net transfers(1)	10,637,135	2,844,314	(271,608)	(6,823,163)	(4,385,305)
Transfers for policy loans	415	—	4,258	(7,376)	40,606
Adjustments to net assets allocated to contracts in payment period	38,697	(13,826)	(115,887)	(1,499)	(42,328)
Contract charges	(5,051)	(9,170)	(9,776)	(97,085)	(26,541)
Contract terminations:
Surrender benefits	(729,067)	(1,815,849)	(2,405,175)	(5,926,769)	(7,553,290)
Death benefits	(71,961)	(163,297)	(81,148)	(420,446)	(389,462)
Increase (decrease) from contract transactions	11,596,021	1,447,643	(2,678,315)	(12,439,178)	(11,797,643)
Net assets at beginning of year	6,997,533	9,385,487	19,917,928	59,209,058	58,266,647
Net assets at end of year	$18,937,533	$11,070,709	$18,712,738	$52,555,317	$40,254,194

Accumulation unit activity
Units outstanding at beginning of year	7,093,974	7,765,476	24,492,532	43,429,878	37,894,826
Contract purchase payments	1,707,031	506,361	244,416	596,903	369,102
Net transfers(1)	10,504,055	2,375,100	(316,616)	(4,909,084)	(2,944,067)
Transfers for policy loans	409	—	6,581	(5,185)	26,645
Contract charges	(4,978)	(7,614)	(11,524)	(69,459)	(17,516)
Contract terminations:
Surrender benefits	(719,411)	(1,500,218)	(2,986,491)	(4,231,179)	(5,057,918)
Death benefits	(70,903)	(136,468)	(100,498)	(297,997)	(261,747)
Units outstanding at end of year	18,510,177	9,002,637	21,328,400	34,513,877	30,009,325

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$(40,455)	$(477,768)	$(449,286)	$2,754,094	$(122,401)
Net realized gain (loss) on sales of investments	96,272	5,017,032	2,978,661	8,209,762	1,685,703
Distributions from capital gains	928,576	4,504,704	10,852,462	10,119,153	—
Net change in unrealized appreciation or depreciation of investments	(670,375)	(1,507,562)	(18,505,737)	7,652,431	6,083,934
Net increase (decrease) in net assets resulting from operations	314,018	7,536,406	(5,123,900)	28,735,440	7,647,236

Contract transactions
Contract purchase payments	1,268,465	910,508	529,821	9,947,456	854,123
Net transfers(1)	10,831,461	(3,434,060)	(8,199,322)	5,562,705	(1,928,781)
Transfers for policy loans	(9,528)	16,688	(7,058)	61,987	4,601
Adjustments to net assets allocated to contracts in payment period	—	(22,642)	(13,325)	59,792	(97,903)
Contract charges	(7,407)	(48,905)	(34,441)	(156,733)	(47,690)
Contract terminations:
Surrender benefits	(883,624)	(9,235,562)	(7,531,663)	(25,148,440)	(6,527,666)
Death benefits	(564,697)	(562,286)	(313,735)	(2,687,989)	(461,975)
Increase (decrease) from contract transactions	10,634,670	(12,376,259)	(15,569,723)	(12,361,222)	(8,205,291)
Net assets at beginning of year	5,819,949	82,993,521	64,507,702	257,426,087	63,190,597
Net assets at end of year	$16,768,637	$78,153,668	$43,814,079	$273,800,305	$62,632,542

Accumulation unit activity
Units outstanding at beginning of year	5,186,682	69,086,847	32,602,226	99,559,412	51,114,933
Contract purchase payments	1,123,393	682,304	283,047	3,939,759	645,879
Net transfers(1)	9,678,665	(3,032,021)	(4,497,056)	2,427,185	(1,479,521)
Transfers for policy loans	(8,325)	14,501	(3,268)	19,154	3,348
Contract charges	(6,511)	(39,428)	(18,685)	(55,593)	(35,895)
Contract terminations:
Surrender benefits	(777,536)	(7,768,222)	(4,084,013)	(8,629,241)	(4,950,671)
Death benefits	(490,683)	(438,522)	(170,607)	(1,020,405)	(352,731)
Units outstanding at end of year	14,705,685	58,505,459	24,111,644	96,240,271	44,945,342

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S(2)	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Operations
Investment income (loss) — net	$(451,617)	$(3,194)	$(108,645)	$(65,692)	$16,943,232
Net realized gain (loss) on sales of investments	1,276,840	(1,487)	315,553	3,440,645	5,611,873
Distributions from capital gains	6,719,416	—	—	5,238,962	—
Net change in unrealized appreciation or depreciation of investments	(7,291,699)	(1,360)	(1,015,884)	(7,261,698)	(12,142,209)
Net increase (decrease) in net assets resulting from operations	252,940	(6,041)	(808,976)	1,352,217	10,412,896

Contract transactions
Contract purchase payments	1,930,111	188,271	225,939	3,943,699	7,345,539
Net transfers(1)	(1,393,961)	915,334	89,111	(112,220)	(60,133,687)
Transfers for policy loans	10,242	—	1,684	27,937	74,372
Adjustments to net assets allocated to contracts in payment period	52,468	—	(4,245)	(44,079)	(279,326)
Contract charges	(28,831)	(321)	(27,120)	(61,713)	(524,378)
Contract terminations:
Surrender benefits	(5,214,156)	(5,837)	(1,706,409)	(9,155,598)	(67,524,710)
Death benefits	(362,915)	—	(79,075)	(1,080,254)	(9,271,402)
Increase (decrease) from contract transactions	(5,007,042)	1,097,447	(1,500,115)	(6,482,228)	(130,313,592)
Net assets at beginning of year	49,578,317	—	20,121,038	114,932,532	631,310,800
Net assets at end of year	$44,824,215	$1,091,406	$17,811,947	$109,802,521	$511,410,104

Accumulation unit activity
Units outstanding at beginning of year	27,536,608	—	17,638,596	60,949,979	410,572,611
Contract purchase payments	1,102,806	190,130	197,661	2,236,835	4,898,072
Net transfers(1)	(839,010)	921,224	80,096	102,122	(38,715,639)
Transfers for policy loans	5,257	—	1,473	14,440	44,887
Contract charges	(16,150)	(324)	(23,925)	(32,255)	(333,386)
Contract terminations:
Surrender benefits	(2,939,600)	(5,091)	(1,549,136)	(4,714,244)	(42,729,713)
Death benefits	(205,280)	—	(71,491)	(552,004)	(6,042,186)
Units outstanding at end of year	24,644,631	1,105,939	16,273,274	58,004,873	327,694,646

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Multi- Cap Gro, Cl IB
Operations
Investment income (loss) — net	$(253,847)	$7,544,283	$54,686	$157,113	$(155,933)
Net realized gain (loss) on sales of investments	3,747,575	236,921	(123,894)	(6,713)	1,710,948
Distributions from capital gains	12,188,871	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(6,903,031)	(7,390,172)	226,389	174,447	1,969,370
Net increase (decrease) in net assets resulting from operations	8,779,568	391,032	157,181	324,847	3,524,385

Contract transactions
Contract purchase payments	3,292,502	3,136,868	376,270	1,784,817	459,332
Net transfers(1)	2,348,107	(33,514,516)	(1,098,027)	2,142,362	1,381,933
Transfers for policy loans	5,744	98,004	1,926	1,114	23,149
Adjustments to net assets allocated to contracts in payment period	(10,547)	(165,005)	—	—	(8,627)
Contract charges	(47,005)	(163,052)	(1,580)	(2,460)	(21,005)
Contract terminations:
Surrender benefits	(8,031,544)	(23,520,913)	(429,216)	(901,191)	(3,264,139)
Death benefits	(551,811)	(2,371,806)	(27,429)	(18,615)	(140,971)
Increase (decrease) from contract transactions	(2,994,554)	(56,500,420)	(1,178,056)	3,006,027	(1,570,328)
Net assets at beginning of year	85,904,690	222,702,641	4,991,472	7,896,999	29,282,832
Net assets at end of year	$91,689,704	$166,593,253	$3,970,597	$11,227,873	$31,236,889

Accumulation unit activity
Units outstanding at beginning of year	42,437,978	154,508,423	5,310,131	8,192,033	17,500,788
Contract purchase payments	1,608,988	2,174,907	391,362	1,824,978	265,476
Net transfers(1)	1,150,376	(22,916,746)	(1,143,062)	2,190,285	764,512
Transfers for policy loans	2,455	66,532	1,991	1,134	11,936
Contract charges	(22,381)	(109,828)	(1,632)	(2,503)	(12,038)
Contract terminations:
Surrender benefits	(3,812,186)	(15,885,707)	(442,185)	(911,819)	(1,860,538)
Death benefits	(272,933)	(1,614,776)	(28,345)	(19,026)	(79,583)
Units outstanding at end of year	41,092,297	116,222,805	4,088,260	11,275,082	16,590,553

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(223,169)	$532,255	$(31,775)	$(11,321,742)	$(12,072,454)
Net realized gain (loss) on sales of investments	1,643,557	136,579	(81,639)	39,018,633	187,678,830
Distributions from capital gains	1,881,054	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,603,074)	244,130	(638,301)	24,178,079	(117,085,824)
Net increase (decrease) in net assets resulting from operations	(1,301,632)	912,964	(751,715)	51,874,970	58,520,552

Contract transactions
Contract purchase payments	247,607	212,414	623,404	42,263,834	13,954,912
Net transfers(1)	(2,483,349)	(1,166,917)	2,608,338	(41,797,536)	(429,428,606)
Transfers for policy loans	30,783	23,688	2,305	(120,921)	148,114
Adjustments to net assets allocated to contracts in payment period	(25,383)	(28,838)	—	(54,883)	(683,860)
Contract charges	(9,379)	(9,939)	(4,501)	(8,905,153)	(6,290,754)
Contract terminations:
Surrender benefits	(3,426,660)	(3,879,347)	(359,181)	(31,681,864)	(103,941,032)
Death benefits	(227,880)	(193,047)	(18,248)	(5,930,025)	(4,127,703)
Increase (decrease) from contract transactions	(5,894,261)	(5,041,986)	2,852,117	(46,226,548)	(530,368,929)
Net assets at beginning of year	30,689,160	28,415,479	3,278,475	1,173,070,155	1,622,819,607
Net assets at end of year	$23,493,267	$24,286,457	$5,378,877	$1,178,718,577	$1,150,971,230

Accumulation unit activity
Units outstanding at beginning of year	6,965,470	8,571,303	4,275,969	808,545,885	1,115,592,236
Contract purchase payments	58,398	62,581	697,257	28,728,529	9,426,104
Net transfers(1)	(592,400)	(347,840)	2,996,370	(28,295,190)	(291,309,468)
Transfers for policy loans	7,213	6,905	2,650	(79,993)	99,150
Contract charges	(2,222)	(2,944)	(4,983)	(6,026,255)	(4,239,847)
Contract terminations:
Surrender benefits	(812,694)	(1,156,962)	(405,274)	(21,330,669)	(70,170,925)
Death benefits	(53,638)	(57,876)	(21,674)	(3,992,412)	(2,747,948)
Units outstanding at end of year	5,570,127	7,075,167	7,540,315	777,549,895	756,649,302

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP GS Commodity Strategy, Cl 2
Operations
Investment income (loss) — net	$32,527	$(1,354,232)	$(6,112,741)	$(8,948,783)	$(22,020)
Net realized gain (loss) on sales of investments	(25,860)	(1,755,525)	23,113,880	56,956,341	(36,316)
Distributions from capital gains	505,440	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	555,011	14,299,951	1,371,652	(17,021,072)	(475,099)
Net increase (decrease) in net assets resulting from operations	1,067,118	11,190,194	18,372,791	30,986,486	(533,435)

Contract transactions
Contract purchase payments	891,072	1,088,609	13,112,775	3,265,017	483,407
Net transfers(1)	3,058,287	(19,566,582)	(118,154,886)	(241,596,725)	1,113,206
Transfers for policy loans	1,696	25,301	36,875	41,258	—
Adjustments to net assets allocated to contracts in payment period	2,035	(153,240)	(20,527)	(1,676,063)	—
Contract charges	(5,928)	(338,113)	(3,662,902)	(5,021,015)	(861)
Contract terminations:
Surrender benefits	(447,658)	(17,077,986)	(43,716,404)	(89,362,080)	(111,940)
Death benefits	(35,721)	(2,053,168)	(12,457,736)	(16,206,448)	(2,596)
Increase (decrease) from contract transactions	3,463,783	(38,075,179)	(164,862,805)	(350,556,056)	1,481,216
Net assets at beginning of year	6,717,984	164,450,969	678,882,373	1,123,646,389	1,508,093
Net assets at end of year	$11,248,885	$137,565,984	$532,392,359	$804,076,819	$2,455,874

Accumulation unit activity
Units outstanding at beginning of year	6,520,269	126,607,453	586,903,235	969,662,483	1,638,761
Contract purchase payments	897,919	809,859	11,262,695	2,771,789	530,836
Net transfers(1)	3,086,094	(14,575,312)	(101,256,910)	(207,107,374)	1,206,358
Transfers for policy loans	1,719	18,527	31,192	33,927	—
Contract charges	(5,943)	(248,941)	(3,105,298)	(4,250,116)	(947)
Contract terminations:
Surrender benefits	(445,753)	(12,587,113)	(37,010,486)	(75,637,438)	(124,687)
Death benefits	(35,861)	(1,521,804)	(10,601,713)	(13,744,767)	(3,066)
Units outstanding at end of year	10,018,444	98,502,669	446,222,715	671,728,504	3,247,255

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$(69,109,094)	$(105,097,927)	$(39,864,592)	$(44,429,298)	$(16,101,389)
Net realized gain (loss) on sales of investments	144,966,060	407,184,699	125,288,821	646,929,299	59,339,504
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	196,676,209	147,283,796	80,142,765	(400,919,816)	14,846,880
Net increase (decrease) in net assets resulting from operations	272,533,175	449,370,568	165,566,994	201,580,185	58,084,995

Contract transactions
Contract purchase payments	210,733,612	45,201,393	141,454,940	37,619,650	52,822,006
Net transfers(1)	(153,553,606)	(325,005,354)	(281,160,391)	(1,618,842,642)	(198,769,312)
Transfers for policy loans	(286,482)	527,704	(180,014)	91,595	131,896
Adjustments to net assets allocated to contracts in payment period	(1,716,046)	(8,979,917)	(360,914)	(1,525,931)	(728,376)
Contract charges	(53,965,633)	(66,078,400)	(33,147,913)	(22,601,391)	(9,897,080)
Contract terminations:
Surrender benefits	(296,474,916)	(782,895,189)	(126,606,341)	(345,367,262)	(87,820,473)
Death benefits	(46,017,347)	(109,977,168)	(25,268,786)	(22,731,021)	(22,994,454)
Increase (decrease) from contract transactions	(341,280,418)	(1,247,206,931)	(325,269,419)	(1,973,357,002)	(267,255,793)
Net assets at beginning of year	6,941,783,150	11,671,060,244	4,195,296,658	5,945,142,510	1,704,963,319
Net assets at end of year	$6,873,035,907	$10,873,223,881	$4,035,594,233	$4,173,365,693	$1,495,792,521

Accumulation unit activity
Units outstanding at beginning of year	5,282,492,432	8,850,387,893	3,023,701,740	4,272,587,447	1,384,884,892
Contract purchase payments	158,784,356	33,625,976	100,831,664	26,597,555	42,595,603
Net transfers(1)	(117,656,368)	(250,765,454)	(200,412,191)	(1,147,230,235)	(159,625,398)
Transfers for policy loans	(213,122)	388,641	(129,027)	64,983	104,597
Contract charges	(40,183,227)	(49,054,946)	(23,444,716)	(15,950,588)	(7,873,336)
Contract terminations:
Surrender benefits	(220,145,029)	(580,782,256)	(89,312,565)	(243,186,265)	(69,786,205)
Death benefits	(34,367,725)	(81,759,713)	(17,931,097)	(16,101,735)	(18,364,201)
Units outstanding at end of year	5,028,711,317	7,922,040,141	2,793,303,808	2,876,781,162	1,171,935,952

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2(2)	VP Multi-Mgr Int Rate Adapt, Cl 2(2)	VP Ptnrs Sm Cap Val, Cl 3	VP Pyrford Intl Eq, Cl 2
Operations
Investment income (loss) — net	$(25,133,808)	$1,163	$1,397	$(1,114,937)	$23,037
Net realized gain (loss) on sales of investments	154,645,568	(200)	(220)	13,394,326	8,315
Distributions from capital gains	—	—	—	—	763
Net change in unrealized appreciation or depreciation of investments	(31,791,938)	(5,865)	(5,052)	(11,104,927)	(91,511)
Net increase (decrease) in net assets resulting from operations	97,719,822	(4,902)	(3,875)	1,174,462	(59,396)

Contract transactions
Contract purchase payments	8,325,290	125,199	267,348	1,086,883	208,791
Net transfers(1)	(383,697,248)	578,241	594,331	(13,113,305)	1,301,637
Transfers for policy loans	111,760	—	—	32,220	351
Adjustments to net assets allocated to contracts in payment period	(4,074,126)	—	—	(80,585)	—
Contract charges	(13,401,053)	—	(65)	(247,383)	(713)
Contract terminations:
Surrender benefits	(199,382,690)	(6,788)	(19,527)	(14,909,363)	(122,395)
Death benefits	(46,986,158)	—	—	(1,204,993)	(3,094)
Increase (decrease) from contract transactions	(639,104,225)	696,652	842,087	(28,436,526)	1,384,577
Net assets at beginning of year	2,940,647,751	—	—	147,194,125	818,497
Net assets at end of year	$2,399,263,348	$691,750	$838,212	$119,932,061	$2,143,678

Accumulation unit activity
Units outstanding at beginning of year	2,377,981,736	—	—	56,023,958	777,400
Contract purchase payments	6,618,244	123,617	265,980	444,331	192,532
Net transfers(1)	(308,819,297)	581,152	598,867	(4,992,498)	1,209,495
Transfers for policy loans	88,818	—	—	10,365	330
Contract charges	(10,626,364)	—	(65)	(97,460)	(663)
Contract terminations:
Surrender benefits	(157,951,271)	(6,026)	(18,759)	(5,596,081)	(115,331)
Death benefits	(37,297,772)	—	—	(463,655)	(2,807)
Units outstanding at end of year	1,869,994,094	698,743	846,023	45,328,960	2,060,956

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

40	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(384,532)	$(157,931)	$(29,684)	$1,722,959	$(3,124,406)
Net realized gain (loss) on sales of investments	3,889,842	1,176,147	(4,135)	8,591,824	16,905,708
Distributions from capital gains	—	—	—	35,736,162	44,459,102
Net change in unrealized appreciation or depreciation of investments	805,303	857,340	14,524	(61,844,803)	(45,774,366)
Net increase (decrease) in net assets resulting from operations	4,310,613	1,875,556	(19,295)	(15,793,858)	12,466,038

Contract transactions
Contract purchase payments	342,208	243,713	975,143	4,063,997	3,914,991
Net transfers(1)	(4,046,330)	(57,854)	2,416,491	(12,196,678)	(21,822,926)
Transfers for policy loans	(8,980)	2,150	—	12,717	40,117
Adjustments to net assets allocated to contracts in payment period	(39,202)	(4,323)	—	(48,411)	(30,003)
Contract charges	(99,688)	(14,800)	(380)	(300,372)	(293,774)
Contract terminations:
Surrender benefits	(4,462,749)	(1,684,766)	(92,664)	(35,460,222)	(41,979,883)
Death benefits	(267,475)	(160,122)	(67,767)	(2,648,974)	(3,005,021)
Increase (decrease) from contract transactions	(8,582,216)	(1,676,002)	3,230,823	(46,577,943)	(63,176,499)
Net assets at beginning of year	46,088,593	17,996,594	2,186,341	342,547,946	391,758,110
Net assets at end of year	$41,816,990	$18,196,148	$5,397,869	$280,176,145	$341,047,649

Accumulation unit activity
Units outstanding at beginning of year	34,819,994	9,377,647	2,182,040	123,921,604	144,421,627
Contract purchase payments	250,165	123,563	975,619	1,654,031	1,583,444
Net transfers(1)	(3,003,351)	(18,617)	2,406,827	(4,243,150)	(7,966,880)
Transfers for policy loans	(6,957)	1,190	—	1,412	10,651
Contract charges	(72,697)	(7,393)	(380)	(108,256)	(109,227)
Contract terminations:
Surrender benefits	(3,267,702)	(831,610)	(92,082)	(12,330,506)	(15,109,727)
Death benefits	(192,364)	(78,255)	(67,205)	(954,119)	(1,081,266)
Units outstanding at end of year	28,527,088	8,566,525	5,404,819	107,941,016	121,748,622

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$198,791	$792,348	$(694,658)	$377,379
Net realized gain (loss) on sales of investments	1,224,023	795,817	3,756,512	(19,633)
Distributions from capital gains	—	1,026,905	7,107,584	—
Net change in unrealized appreciation or depreciation of investments	3,278,301	(5,464,576)	(13,398,153)	(611,041)
Net increase (decrease) in net assets resulting from operations	4,701,115	(2,849,506)	(3,228,715)	(253,295)

Contract transactions
Contract purchase payments	341,936	577,292	2,591,996	1,364,486
Net transfers(1)	760,119	(743,950)	(7,373,044)	2,216,814
Transfers for policy loans	(14,872)	22,423	20,149	169
Adjustments to net assets allocated to contracts in payment period	(1,113)	(10,940)	(10,905)	5,543
Contract charges	(22,133)	(60,193)	(38,254)	(2,428)
Contract terminations:
Surrender benefits	(3,862,354)	(4,418,836)	(7,433,113)	(367,176)
Death benefits	(213,907)	(369,156)	(508,831)	(42,230)
Increase (decrease) from contract transactions	(3,012,324)	(5,003,360)	(12,752,002)	3,175,178
Net assets at beginning of year	29,124,912	48,585,587	84,690,225	3,051,407
Net assets at end of year	$30,813,703	$40,732,721	$68,709,508	$5,973,290

Accumulation unit activity
Units outstanding at beginning of year	16,690,591	33,222,338	38,552,279	3,009,108
Contract purchase payments	182,389	425,695	1,306,221	1,315,883
Net transfers(1)	401,882	(528,693)	(3,718,572)	2,109,728
Transfers for policy loans	(7,394)	16,122	10,357	168
Contract charges	(12,038)	(45,886)	(18,715)	(2,351)
Contract terminations:
Surrender benefits	(2,078,500)	(3,058,438)	(3,635,573)	(353,452)
Death benefits	(115,817)	(251,024)	(252,664)	(41,670)
Units outstanding at end of year	15,061,113	29,780,114	32,243,333	6,037,414

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013	AB VPS Dyn Asset Alloc, Cl B(2)	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III(3)
Operations
Investment income (loss) — net	$(8,696)	$(76,646)	$307,295	$10,597,641	$(48,749)
Net realized gain (loss) on sales of investments	3,198	244,836	3,038,955	(6,296,448)	6,061
Distributions from capital gains	4,265	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	138,401	1,529,175	29,572,184	38,265,538	1,176,181
Net increase (decrease) in net assets resulting from operations	137,168	1,697,365	32,918,434	42,566,731	1,133,493

Contract transactions
Contract purchase payments	522,743	155,314	1,195,645	3,353,092	1,528,007
Net transfers(1)	3,106,459	(497,873)	(4,347,596)	(16,129,395)	13,363,088
Transfers for policy loans	(4,890)	2,072	(7,923)	89,066	(1,598)
Adjustments to net assets allocated to contracts in payment period	—	(33,180)	(3,752)	(90,744)	—
Contract charges	(1,162)	(8,311)	(81,222)	(288,359)	(2,355)
Contract terminations:
Surrender benefits	(96,759)	(694,720)	(12,447,256)	(21,955,659)	(266,477)
Death benefits	—	(81,590)	(980,890)	(1,703,527)	(34,510)
Increase (decrease) from contract transactions	3,526,391	(1,158,288)	(16,672,994)	(36,725,526)	14,586,155
Net assets at beginning of year	—	8,574,701	105,999,693	215,932,578	—
Net assets at end of year	$3,663,559	$9,113,778	$122,245,133	$221,773,783	$15,719,648

Accumulation unit activity
Units outstanding at beginning of year	—	7,945,047	82,727,416	165,112,309	—
Contract purchase payments	510,864	134,664	800,489	2,748,176	1,537,068
Net transfers(1)	3,022,933	(452,281)	(2,921,203)	(10,905,446)	13,525,014
Transfers for policy loans	(4,638)	1,956	(4,718)	59,120	(1,650)
Contract charges	(1,126)	(7,179)	(54,384)	(194,228)	(2,380)
Contract terminations:
Surrender benefits	(92,197)	(596,576)	(8,249,596)	(14,539,859)	(263,560)
Death benefits	—	(69,182)	(661,085)	(1,245,210)	(35,161)
Units outstanding at end of year	3,435,836	6,956,449	71,636,919	141,034,862	14,759,331

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

(3)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$129,426	$61,869	$(133,293)	$390,094	$215,525
Net realized gain (loss) on sales of investments	286,265	2,296,604	1,580,412	1,069,994	128,962
Distributions from capital gains	—	676,647	—	—	1,787,353
Net change in unrealized appreciation or depreciation of investments	2,379,332	8,866,133	7,029,182	11,472,912	1,306,220
Net increase (decrease) in net assets resulting from operations	2,795,023	11,901,253	8,476,301	12,933,000	3,438,060

Contract transactions
Contract purchase payments	157,241	624,489	376,086	412,114	7,191,735
Net transfers(1)	(528,378)	2,856,257	(1,777,389)	(318,942)	27,403,406
Transfers for policy loans	5,844	(4,580)	(1,357)	36,263	(27,752)
Adjustments to net assets allocated to contracts in payment period	4,414	(9,991)	(1,804)	(60,051)	468,512
Contract charges	(5,680)	(49,517)	(24,090)	(15,861)	(17,020)
Contract terminations:
Surrender benefits	(1,767,067)	(4,061,244)	(2,588,383)	(5,945,578)	(1,979,663)
Death benefits	(176,989)	(387,363)	(275,444)	(583,976)	(145,887)
Increase (decrease) from contract transactions	(2,310,615)	(1,031,949)	(4,292,381)	(6,476,031)	32,893,331
Net assets at beginning of year	14,312,511	41,208,208	26,222,211	44,738,585	11,367,882
Net assets at end of year	$14,796,919	$52,077,512	$30,406,131	$51,195,554	$47,699,273

Accumulation unit activity
Units outstanding at beginning of year	11,074,242	32,199,817	21,816,688	22,999,121	11,013,193
Contract purchase payments	111,076	407,412	268,329	181,939	6,542,925
Net transfers(1)	(377,200)	2,195,579	(1,361,672)	(149,269)	24,838,590
Transfers for policy loans	3,774	(2,448)	(1,808)	16,116	(24,883)
Contract charges	(4,050)	(33,551)	(17,607)	(7,078)	(15,370)
Contract terminations:
Surrender benefits	(1,254,344)	(2,832,678)	(1,889,000)	(2,642,407)	(1,780,051)
Death benefits	(128,471)	(272,627)	(195,618)	(256,709)	(130,167)
Units outstanding at end of year	9,425,027	31,661,504	18,619,312	20,141,713	40,444,237

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2(2)	Col VP Contrarian Core, Cl 2(3)
Operations
Investment income (loss) — net	$52,006	$(2,333,038)	$(2,463,730)	$(2,208)	$(24,539)
Net realized gain (loss) on sales of investments	526,638	6,734,337	24,638	(1,459)	6,122
Distributions from capital gains	2,232,106	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,122,432	38,097,340	(24,636)	(9,715)	751,767
Net increase (decrease) in net assets resulting from operations	3,933,182	42,498,639	(2,463,728)	(13,382)	733,350

Contract transactions
Contract purchase payments	579,807	6,515,204	15,413,432	119,880	1,112,616
Net transfers(1)	570,917	26,741,372	11,416,741	515,462	7,580,709
Transfers for policy loans	63,826	29,697	257,912	97	73
Adjustments to net assets allocated to contracts in payment period	(6,342)	(521,028)	(1,150,488)	—	—
Contract charges	(21,326)	(160,102)	(228,726)	(59)	(1,096)
Contract terminations:
Surrender benefits	(2,689,243)	(24,638,457)	(67,670,429)	(17,495)	(165,311)
Death benefits	(100,166)	(4,407,958)	(3,850,705)	(2,393)	(5,617)
Increase (decrease) from contract transactions	(1,602,527)	3,558,728	(45,812,263)	615,492	8,521,374
Net assets at beginning of year	24,109,219	211,945,417	295,326,830	—	—
Net assets at end of year	$26,439,874	$258,002,784	$247,050,839	$602,110	$9,254,724

Accumulation unit activity
Units outstanding at beginning of year	19,606,477	139,006,792	257,767,463	—	—
Contract purchase payments	427,948	4,385,638	14,073,229	126,374	989,883
Net transfers(1)	407,741	17,422,325	9,404,542	544,106	6,795,680
Transfers for policy loans	43,432	(10,362)	213,053	104	61
Contract charges	(16,092)	(95,930)	(200,269)	(63)	(962)
Contract terminations:
Surrender benefits	(2,033,859)	(14,904,832)	(59,182,414)	(18,215)	(145,303)
Death benefits	(77,416)	(2,644,789)	(3,453,115)	(2,573)	(4,995)
Units outstanding at end of year	18,358,231	143,158,842	218,622,489	649,733	7,634,364

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

(3)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Core Bond, Cl 2(2)	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2(3)	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$(5,290)	$29,355,375	$(6,958,770)	$82,817	$(898,709)
Net realized gain (loss) on sales of investments	(1,826)	1,013,786	27,843,573	(24,997)	7,613,240
Distributions from capital gains	—	36,977,380	—	7,349	—
Net change in unrealized appreciation or depreciation of investments	(7,738)	(95,984,220)	151,065,108	(166,807)	(14,182,807)
Net increase (decrease) in net assets resulting from operations	(14,854)	(28,637,679)	171,949,911	(101,638)	(7,468,276)

Contract transactions
Contract purchase payments	221,657	7,582,202	9,163,509	611,729	3,897,545
Net transfers(1)	1,317,792	(201,141,902)	(11,485,833)	2,986,600	(11,486,665)
Transfers for policy loans	—	70,182	315,076	—	100,809
Adjustments to net assets allocated to contracts in payment period	—	(955,624)	(417,696)	—	(16,886)
Contract charges	(151)	(921,286)	(639,358)	(557)	(281,970)
Contract terminations:
Surrender benefits	(108,675)	(104,147,743)	(80,237,747)	(43,772)	(24,755,311)
Death benefits	—	(12,217,105)	(7,017,856)	—	(1,632,489)
Increase (decrease) from contract transactions	1,430,623	(311,731,276)	(90,319,905)	3,554,000	(34,174,967)
Net assets at beginning of year	—	1,003,599,606	708,211,128	—	272,136,539
Net assets at end of year	$1,415,769	$663,230,651	$789,841,134	$3,452,362	$230,493,296

Accumulation unit activity
Units outstanding at beginning of year	—	596,330,334	436,246,430	—	124,470,363
Contract purchase payments	231,453	4,784,627	5,322,766	663,661	1,951,473
Net transfers(1)	1,367,546	(125,287,909)	(5,728,676)	3,203,962	(5,475,337)
Transfers for policy loans	—	39,841	170,420	—	52,133
Contract charges	(158)	(566,665)	(363,992)	(618)	(130,239)
Contract terminations:
Surrender benefits	(113,128)	(61,604,196)	(41,834,039)	(47,056)	(11,266,023)
Death benefits	—	(7,490,871)	(3,785,520)	—	(788,833)
Units outstanding at end of year	1,485,713	406,205,161	390,027,389	3,819,949	108,813,537

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

(3)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

46	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$13,772,263	$24,623,112	$25,039,513	$627,498	$(1,127,277)
Net realized gain (loss) on sales of investments	(297,531)	7,088,006	(3,605,666)	3,107,944	3,708,864
Distributions from capital gains	1,883,835	—	19,784,265	—	—
Net change in unrealized appreciation or depreciation of investments	(40,779,168)	(9,897,196)	(33,277,189)	15,527,523	31,204,096
Net increase (decrease) in net assets resulting from operations	(25,420,601)	21,813,922	7,940,923	19,262,965	33,785,683

Contract transactions
Contract purchase payments	2,410,174	3,449,471	2,010,672	1,389,720	1,818,791
Net transfers(1)	(44,607,367)	(9,945,185)	(25,906,819)	(2,169,260)	(3,125,309)
Transfers for policy loans	17,820	48,067	(3,208)	90,435	85,597
Adjustments to net assets allocated to contracts in payment period	(206,574)	(990,739)	(261,190)	(124,774)	(188,044)
Contract charges	(295,761)	(259,872)	(256,411)	(77,485)	(132,766)
Contract terminations:
Surrender benefits	(30,282,105)	(50,872,565)	(22,273,251)	(11,167,184)	(13,001,637)
Death benefits	(3,431,974)	(5,493,920)	(2,772,146)	(935,587)	(1,264,009)
Increase (decrease) from contract transactions	(76,395,787)	(64,064,743)	(49,462,353)	(12,994,135)	(15,807,377)
Net assets at beginning of year	325,966,118	458,083,223	223,153,336	99,395,608	122,727,094
Net assets at end of year	$224,149,730	$415,832,402	$181,631,906	$105,664,438	$140,705,400

Accumulation unit activity
Units outstanding at beginning of year	180,926,539	221,316,405	128,289,014	81,718,464	156,364,035
Contract purchase payments	1,450,675	1,706,972	1,150,947	1,054,560	1,967,094
Net transfers(1)	(27,159,319)	(4,943,926)	(14,749,045)	(1,756,128)	(3,892,045)
Transfers for policy loans	9,921	24,398	(1,299)	66,453	102,868
Contract charges	(175,500)	(123,402)	(145,812)	(59,084)	(147,868)
Contract terminations:
Surrender benefits	(17,085,568)	(23,603,297)	(12,474,736)	(8,533,835)	(14,624,565)
Death benefits	(2,054,818)	(2,649,347)	(1,571,714)	(720,862)	(1,433,275)
Units outstanding at end of year	135,911,930	191,727,803	100,497,355	71,769,568	138,336,244

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(3,920,034)	$(1,167,244)	$(226,295)	$(901,220)	$(803,163)
Net realized gain (loss) on sales of investments	11,604,193	12,548,780	(1,300,785)	4,499,017	2,602,953
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	104,594,461	40,862,066	9,642,440	20,306,023	25,759,693
Net increase (decrease) in net assets resulting from operations	112,278,620	52,243,602	8,115,360	23,903,820	27,559,483

Contract transactions
Contract purchase payments	5,170,914	2,331,013	1,507,592	1,244,502	1,240,081
Net transfers(1)	(21,200,530)	(17,313,568)	(3,115,578)	(3,224,148)	764,836
Transfers for policy loans	470,387	55,039	7,887	78,781	21,071
Adjustments to net assets allocated to contracts in payment period	(644,457)	(218,931)	(22,309)	(88,346)	63,374
Contract charges	(750,860)	(210,568)	(32,366)	(81,542)	(68,867)
Contract terminations:
Surrender benefits	(40,250,922)	(17,115,766)	(3,896,897)	(10,122,195)	(7,911,056)
Death benefits	(4,178,528)	(1,404,834)	(273,867)	(735,896)	(708,606)
Increase (decrease) from contract transactions	(61,383,996)	(33,877,615)	(5,825,538)	(12,928,844)	(6,599,167)
Net assets at beginning of year	373,714,738	167,362,260	45,342,063	86,754,989	79,038,805
Net assets at end of year	$424,609,362	$185,728,247	$47,631,885	$97,729,965	$99,999,121

Accumulation unit activity
Units outstanding at beginning of year	342,552,788	140,799,124	44,804,339	67,301,550	58,788,112
Contract purchase payments	4,062,293	1,686,763	1,328,446	880,872	816,798
Net transfers(1)	(18,181,958)	(12,669,101)	(2,861,218)	(2,145,355)	368,827
Transfers for policy loans	336,668	40,697	7,321	60,039	14,195
Contract charges	(628,516)	(151,655)	(29,703)	(56,425)	(43,473)
Contract terminations:
Surrender benefits	(32,255,585)	(12,481,751)	(3,617,664)	(6,863,298)	(4,843,460)
Death benefits	(3,339,976)	(1,036,580)	(250,112)	(533,767)	(450,265)
Units outstanding at end of year	292,545,714	116,187,497	39,381,409	58,643,616	54,650,734

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Div Abs Return, Cl 2(2)	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(16,816)	$(1,373,676)	$(314,031)	$(496,640)	$(512,510)
Net realized gain (loss) on sales of investments	(10,869)	7,422,971	1,141,322	2,153,626	154,955
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(45,988)	34,911,100	9,881,678	20,129,945	(5,357,564)
Net increase (decrease) in net assets resulting from operations	(73,673)	40,960,395	10,708,969	21,786,931	(5,715,119)

Contract transactions
Contract purchase payments	265,055	6,483,212	537,380	670,846	2,495,797
Net transfers(1)	4,080,041	9,960,978	14,149,746	2,412,101	(49,572,067)
Transfers for policy loans	19	49,119	3,255	(21,833)	112,555
Adjustments to net assets allocated to contracts in payment period	—	(17,891)	20,488	(84,823)	(90,724)
Contract charges	(1,292)	(105,475)	(22,973)	(43,108)	(124,602)
Contract terminations:
Surrender benefits	(76,098)	(15,050,025)	(3,374,169)	(6,363,503)	(26,054,240)
Death benefits	—	(1,489,400)	(280,982)	(313,785)	(3,009,198)
Increase (decrease) from contract transactions	4,267,725	(169,482)	11,032,745	(3,744,105)	(76,242,479)
Net assets at beginning of year	—	133,932,976	25,274,904	48,545,775	230,695,964
Net assets at end of year	$4,194,052	$174,723,889	$47,016,618	$66,588,601	$148,738,366

Accumulation unit activity
Units outstanding at beginning of year	—	121,375,393	19,210,218	27,552,991	179,536,936
Contract purchase payments	273,237	4,847,873	349,459	330,863	2,045,158
Net transfers(1)	4,232,591	7,251,849	8,966,332	1,279,554	(40,362,747)
Transfers for policy loans	20	41,329	2,283	(9,680)	86,973
Contract charges	(1,363)	(83,091)	(14,645)	(20,145)	(97,703)
Contract terminations:
Surrender benefits	(79,781)	(11,934,539)	(2,096,671)	(2,820,347)	(20,158,423)
Death benefits	—	(1,211,647)	(180,024)	(149,821)	(2,411,646)
Units outstanding at end of year	4,424,704	120,287,167	26,236,952	26,163,415	118,638,548

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Operations
Investment income (loss) — net	$(556,902)	$100,073	$7,422,941	$(419,785)	$491,688
Net realized gain (loss) on sales of investments	(6,970,479)	(11,564)	372,976	8,238,437	2,007,397
Distributions from capital gains	—	—	1,776,599	135,118	—
Net change in unrealized appreciation or depreciation of investments	(2,323)	(108,116)	(1,496,327)	114,220,805	13,583,824
Net increase (decrease) in net assets resulting from operations	(7,529,704)	(19,607)	8,076,189	122,174,575	16,082,909

Contract transactions
Contract purchase payments	1,165,626	2,230,135	3,757,475	14,528,716	486,228
Net transfers(1)	(7,046,483)	15,476,869	106,142,942	(10,229,297)	(1,956,760)
Transfers for policy loans	16,364	(5,316)	12,831	28,734	60,213
Adjustments to net assets allocated to contracts in payment period	(39,000)	137,245	163,019	(8,344)	(89,630)
Contract charges	(38,977)	(9,220)	(228,133)	(298,495)	(24,378)
Contract terminations:
Surrender benefits	(6,240,575)	(1,028,123)	(28,680,762)	(43,098,986)	(7,840,616)
Death benefits	(337,841)	(86,134)	(2,443,994)	(3,398,589)	(663,660)
Increase (decrease) from contract transactions	(12,520,886)	16,715,456	78,723,378	(42,476,261)	(10,028,603)
Net assets at beginning of year	72,693,382	8,148,073	247,086,149	429,506,378	53,538,005
Net assets at end of year	$52,642,792	$24,843,922	$333,885,716	$509,204,692	$59,592,311

Accumulation unit activity
Units outstanding at beginning of year	84,047,507	8,137,607	197,523,109	357,487,912	42,855,704
Contract purchase payments	1,423,676	2,228,896	2,955,796	10,577,188	333,476
Net transfers(1)	(8,829,231)	15,513,939	83,428,025	(7,372,089)	(1,313,779)
Transfers for policy loans	19,334	(5,364)	10,080	22,894	43,527
Contract charges	(48,168)	(9,264)	(179,333)	(218,118)	(16,743)
Contract terminations:
Surrender benefits	(7,758,008)	(1,034,154)	(22,480,730)	(31,707,427)	(5,366,126)
Death benefits	(422,179)	(85,746)	(1,931,367)	(2,487,133)	(464,820)
Units outstanding at end of year	68,432,931	24,745,914	259,325,580	326,303,227	36,071,239

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2(2)	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2(2)
Operations
Investment income (loss) — net	$(515,072)	$74,936	$434,966	$5,848,506	$21,709
Net realized gain (loss) on sales of investments	6,667,520	(57,592)	(6,350)	(6,079,853)	1,636
Distributions from capital gains	14,595,928	70,813	99,044	—	—
Net change in unrealized appreciation or depreciation of investments	14,010,207	4,920,441	(474,877)	2,615,119	598,147
Net increase (decrease) in net assets resulting from operations	34,758,583	5,008,598	52,783	2,383,772	621,492

Contract transactions
Contract purchase payments	1,043,457	223,343	1,089,289	2,299,086	1,390,879
Net transfers(1)	(5,995,315)	(621,951)	12,002,327	4,030,676	16,025,245
Transfers for policy loans	84,485	9,104	(393)	37,953	(1,575)
Adjustments to net assets allocated to contracts in payment period	(67,449)	(118,810)	—	(7,818)	—
Contract charges	(46,027)	(7,741)	(3,679)	(119,490)	(2,407)
Contract terminations:
Surrender benefits	(13,654,428)	(2,843,333)	(291,249)	(16,237,755)	(297,080)
Death benefits	(1,131,323)	(153,605)	(967)	(1,333,678)	(10,178)
Increase (decrease) from contract transactions	(19,766,600)	(3,512,993)	12,795,328	(11,331,026)	17,104,884
Net assets at beginning of year	109,281,306	19,241,299	—	157,516,454	—
Net assets at end of year	$124,273,289	$20,736,904	$12,848,111	$148,569,200	$17,726,376

Accumulation unit activity
Units outstanding at beginning of year	28,179,159	15,945,122	—	82,663,555	—
Contract purchase payments	233,407	167,490	1,110,971	1,338,605	1,349,961
Net transfers(1)	(1,362,075)	(501,943)	12,254,794	3,236,751	15,512,555
Transfers for policy loans	19,468	7,447	(401)	14,307	(1,481)
Contract charges	(10,348)	(5,826)	(3,771)	(59,791)	(2,329)
Contract terminations:
Surrender benefits	(3,080,461)	(2,149,874)	(296,471)	(7,683,473)	(286,307)
Death benefits	(257,605)	(112,820)	(1,002)	(644,932)	(9,731)
Units outstanding at end of year	23,721,545	13,349,596	13,064,120	78,865,022	16,562,668

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2(2)	GS VIT Mid Cap Val, Inst	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$659,491	$104,226	$(105,223)	$11,433	$345,093
Net realized gain (loss) on sales of investments	8,444,840	(10,350)	9,903,183	286,414	4,957,341
Distributions from capital gains	2,687,888	42,290	19,511,061	957,554	—
Net change in unrealized appreciation or depreciation of investments	36,435,313	76,408	39,019,559	1,002,699	40,301,644
Net increase (decrease) in net assets resulting from operations	48,227,532	212,574	68,328,580	2,258,100	45,604,078

Contract transactions
Contract purchase payments	3,756,159	1,748,173	2,262,938	74,236	1,383,903
Net transfers(1)	(3,494,552)	17,007,037	(13,740,547)	(127,349)	(8,970,349)
Transfers for policy loans	(16,840)	(7,798)	31,195	4,892	(4,924)
Adjustments to net assets allocated to contracts in payment period	(44,275)	—	87,129	(8,249)	(26,322)
Contract charges	(98,666)	(2,497)	(261,140)	(3,632)	(326,922)
Contract terminations:
Surrender benefits	(16,535,852)	(354,157)	(30,570,540)	(708,629)	(14,427,904)
Death benefits	(1,195,761)	(3,487)	(1,821,410)	(83,629)	(1,000,164)
Increase (decrease) from contract transactions	(17,629,787)	18,387,271	(44,012,375)	(852,360)	(23,372,682)
Net assets at beginning of year	146,397,984	—	233,128,258	7,007,542	134,878,428
Net assets at end of year	$176,995,729	$18,599,845	$257,444,463	$8,413,282	$157,109,824

Accumulation unit activity
Units outstanding at beginning of year	64,149,427	—	79,577,121	3,610,927	120,009,391
Contract purchase payments	1,731,673	1,802,024	697,917	33,074	1,044,319
Net transfers(1)	(656,683)	17,564,434	(4,052,033)	(63,012)	(6,571,763)
Transfers for policy loans	(5,527)	(8,261)	8,512	1,980	(3,799)
Contract charges	(37,251)	(2,585)	(76,596)	(1,610)	(244,355)
Contract terminations:
Surrender benefits	(5,788,015)	(365,326)	(9,044,308)	(321,189)	(10,851,745)
Death benefits	(415,582)	(3,624)	(529,388)	(36,963)	(764,296)
Units outstanding at end of year	58,978,042	18,986,662	66,581,225	3,223,207	102,617,752

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

52	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II(2)	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Operations
Investment income (loss) — net	$(57,954)	$138,919	$1,213,604	$(121,475)	$138,656
Net realized gain (loss) on sales of investments	308,268	(13,580)	9,595,783	1,169,591	2,593,161
Distributions from capital gains	—	419,424	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,502,826	(384,289)	55,789,182	10,402,153	13,080,964
Net increase (decrease) in net assets resulting from operations	4,753,140	160,474	66,598,569	11,450,269	15,812,781

Contract transactions
Contract purchase payments	250,927	3,281,132	2,231,986	652,755	1,298,996
Net transfers(1)	(688,700)	18,844,116	(19,644,216)	8,459,910	(1,899,312)
Transfers for policy loans	10,015	(2,524)	15,124	(7,639)	41,449
Adjustments to net assets allocated to contracts in payment period	(7,002)	—	(21,097)	75,336	(11,535)
Contract charges	(8,910)	(3,485)	(548,865)	(25,814)	(103,352)
Contract terminations:
Surrender benefits	(1,901,719)	(464,560)	(18,853,913)	(3,194,738)	(8,583,578)
Death benefits	(122,153)	(51,782)	(1,864,601)	(294,849)	(529,384)
Increase (decrease) from contract transactions	(2,467,542)	21,602,897	(38,685,582)	5,664,961	(9,786,716)
Net assets at beginning of year	13,577,634	—	208,333,851	27,189,712	94,833,170
Net assets at end of year	$15,863,232	$21,763,371	$236,246,838	$44,304,942	$100,859,235

Accumulation unit activity
Units outstanding at beginning of year	13,956,783	—	152,619,927	20,623,867	67,387,615
Contract purchase payments	224,947	3,374,246	1,429,376	402,928	880,189
Net transfers(1)	(632,735)	19,313,176	(11,805,226)	5,347,044	(1,244,293)
Transfers for policy loans	9,728	(2,615)	8,804	(4,696)	27,270
Contract charges	(8,049)	(3,571)	(334,636)	(16,243)	(70,256)
Contract terminations:
Surrender benefits	(1,710,773)	(472,917)	(11,687,448)	(2,034,771)	(5,632,267)
Death benefits	(108,746)	(53,356)	(1,188,237)	(183,365)	(349,446)
Units outstanding at end of year	11,731,155	22,154,963	129,042,560	24,134,764	60,998,812

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy(2)	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv(2)	Janus Aspen Gbl Alloc Mod, Serv
Operations
Investment income (loss) — net	$(71,317)	$(56,030)	$(67,050)	$89,089	$75,440
Net realized gain (loss) on sales of investments	392,435	20,523	671,646	(7,497)	50,882
Distributions from capital gains	—	—	—	—	104,154
Net change in unrealized appreciation or depreciation of investments	4,672,641	2,145,422	3,351,067	(63,578)	359,780
Net increase (decrease) in net assets resulting from operations	4,993,759	2,109,915	3,955,663	18,014	590,256

Contract transactions
Contract purchase payments	188,710	3,975,372	187,486	477,387	1,240,473
Net transfers(1)	(509,584)	22,020,998	(343,450)	6,682,234	7,496,287
Transfers for policy loans	(426)	(12,480)	2,053	66	—
Adjustments to net assets allocated to contracts in payment period	(6,208)	110,900	—	19,720	206,203
Contract charges	(9,503)	(3,761)	(9,558)	(1,550)	(3,417)
Contract terminations:
Surrender benefits	(2,017,397)	(424,822)	(1,697,516)	(198,338)	(593,970)
Death benefits	(178,005)	(9,743)	(65,722)	—	(7,631)
Increase (decrease) from contract transactions	(2,532,413)	25,656,464	(1,926,707)	6,979,519	8,337,945
Net assets at beginning of year	15,113,698	—	13,636,150	—	457,286
Net assets at end of year	$17,575,044	$27,766,379	$15,665,106	$6,997,533	$9,385,487

Accumulation unit activity
Units outstanding at beginning of year	15,400,745	—	16,750,402	—	439,121
Contract purchase payments	165,208	3,528,243	198,788	482,396	1,128,010
Net transfers(1)	(466,040)	19,866,366	(369,448)	6,814,067	6,727,920
Transfers for policy loans	245	(11,094)	1,117	68	—
Contract charges	(8,273)	(3,321)	(10,133)	(1,579)	(3,027)
Contract terminations:
Surrender benefits	(1,757,242)	(369,349)	(1,806,723)	(200,978)	(519,871)
Death benefits	(158,555)	(8,491)	(70,942)	—	(6,677)
Units outstanding at end of year	13,176,088	23,002,354	14,693,061	7,093,974	7,765,476

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

54	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv(2)	MFS Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(149,080)	$(145,413)	$1,313,151	$2,929	$(356,974)
Net realized gain (loss) on sales of investments	878,694	3,662,016	1,051,454	18,691	3,498,920
Distributions from capital gains	—	—	—	126,201	2,431,708
Net change in unrealized appreciation or depreciation of investments	4,567,217	11,051,841	5,017,085	182,768	14,079,074
Net increase (decrease) in net assets resulting from operations	5,296,831	14,568,444	7,381,690	330,589	19,652,728

Contract transactions
Contract purchase payments	208,228	1,161,407	653,918	1,033,886	978,449
Net transfers(1)	(416,480)	(7,470,327)	(9,351,461)	4,509,024	(1,144,949)
Transfers for policy loans	3,347	7,508	7,791	—	(11,305)
Adjustments to net assets allocated to contracts in payment period	(5,248)	4,401	(46,537)	—	27,268
Contract charges	(10,333)	(121,356)	(32,818)	(928)	(51,765)
Contract terminations:
Surrender benefits	(2,083,603)	(4,944,376)	(8,220,295)	(47,358)	(7,927,856)
Death benefits	(69,356)	(508,293)	(341,742)	(5,264)	(605,978)
Increase (decrease) from contract transactions	(2,373,445)	(11,871,036)	(17,331,144)	5,489,360	(8,736,136)
Net assets at beginning of year	16,994,542	56,511,650	68,216,101	—	72,076,929
Net assets at end of year	$19,917,928	$59,209,058	$58,266,647	$5,819,949	$82,993,521

Accumulation unit activity
Units outstanding at beginning of year	28,136,257	53,421,826	50,321,741	—	78,214,249
Contract purchase payments	310,952	959,443	452,468	977,151	874,937
Net transfers(1)	(779,850)	(6,251,665)	(6,714,542)	4,258,192	(1,589,150)
Transfers for policy loans	5,530	6,475	5,349	—	(11,833)
Contract charges	(14,687)	(102,624)	(23,203)	(876)	(48,764)
Contract terminations:
Surrender benefits	(3,060,760)	(4,168,769)	(5,903,517)	(42,971)	(7,749,932)
Death benefits	(104,910)	(434,808)	(243,470)	(4,814)	(602,660)
Units outstanding at end of year	24,492,532	43,429,878	37,894,826	5,186,682	69,086,847

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S
Operations
Investment income (loss) — net	$(511,393)	$3,027,149	$1,832,521	$(307,371)	$91,081
Net realized gain (loss) on sales of investments	2,138,357	7,441,504	1,146,401	999,785	164,615
Distributions from capital gains	506,974	4,728,311	—	998,098	—
Net change in unrealized appreciation or depreciation of investments	17,685,063	28,572,954	(1,817,232)	12,205,683	2,640,482
Net increase (decrease) in net assets resulting from operations	19,819,001	43,769,918	1,161,690	13,896,195	2,896,178

Contract transactions
Contract purchase payments	620,306	7,673,165	982,277	1,776,326	235,978
Net transfers(1)	(1,014,581)	(7,047,826)	3,107,279	(5,307,921)	879,269
Transfers for policy loans	18,454	(12,792)	15,715	(5,221)	710
Adjustments to net assets allocated to contracts in payment period	(12,831)	(129,105)	92,153	(9,207)	(4,931)
Contract charges	(41,749)	(159,281)	(54,449)	(29,453)	(34,624)
Contract terminations:
Surrender benefits	(7,410,515)	(23,535,971)	(6,666,909)	(4,271,476)	(1,709,891)
Death benefits	(387,897)	(2,568,767)	(504,188)	(416,975)	(125,804)
Increase (decrease) from contract transactions	(8,228,813)	(25,780,577)	(3,028,122)	(8,263,927)	(759,293)
Net assets at beginning of year	52,917,514	239,436,746	65,057,029	43,946,049	17,984,153
Net assets at end of year	$64,507,702	$257,426,087	$63,190,597	$49,578,317	$20,121,038

Accumulation unit activity
Units outstanding at beginning of year	37,451,503	108,853,040	53,624,514	33,274,254	18,400,666
Contract purchase payments	363,413	3,727,405	782,447	1,144,380	222,050
Net transfers(1)	(534,708)	(2,847,838)	2,491,843	(3,770,873)	829,122
Transfers for policy loans	11,318	(589)	11,867	(3,165)	838
Contract charges	(24,759)	(65,585)	(43,222)	(19,151)	(32,835)
Contract terminations:
Surrender benefits	(4,434,512)	(9,043,226)	(5,347,466)	(2,810,040)	(1,661,098)
Death benefits	(230,029)	(1,063,795)	(405,050)	(278,797)	(120,147)
Units outstanding at end of year	32,602,226	99,559,412	51,114,933	27,536,608	17,638,596

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Operations
Investment income (loss) — net	$259,735	$29,000,927	$(168,914)	$8,925,548	$108,175
Net realized gain (loss) on sales of investments	2,171,961	8,952,086	3,069,168	638,598	(101,545)
Distributions from capital gains	—	—	902,579	—	—
Net change in unrealized appreciation or depreciation of investments	21,113,309	(48,484,091)	20,469,788	(12,846,542)	(471,287)
Net increase (decrease) in net assets resulting from operations	23,545,005	(10,531,078)	24,272,621	(3,282,396)	(464,657)

Contract transactions
Contract purchase payments	4,836,079	9,377,073	4,135,508	9,866,653	821,102
Net transfers(1)	3,091,651	(103,804,154)	2,459,603	(50,507,944)	1,686,557
Transfers for policy loans	(20,627)	105,842	(7,273)	657	(3,431)
Adjustments to net assets allocated to contracts in payment period	11,455	(355,467)	(10,472)	(512,651)	—
Contract charges	(58,470)	(675,880)	(46,211)	(231,744)	(1,683)
Contract terminations:
Surrender benefits	(7,976,383)	(78,310,332)	(6,435,323)	(28,182,009)	(383,194)
Death benefits	(1,105,905)	(7,670,541)	(666,494)	(2,947,962)	(17,840)
Increase (decrease) from contract transactions	(1,222,200)	(181,333,459)	(570,662)	(72,515,000)	2,101,511
Net assets at beginning of year	92,609,727	823,175,337	62,202,731	298,500,037	3,354,618
Net assets at end of year	$114,932,532	$631,310,800	$85,904,690	$222,702,641	$4,991,472

Accumulation unit activity
Units outstanding at beginning of year	61,186,635	528,176,929	42,432,206	205,042,915	3,251,456
Contract purchase payments	3,178,541	6,240,886	2,620,276	7,169,616	827,580
Net transfers(1)	1,849,824	(68,331,995)	1,343,729	(35,942,110)	1,642,419
Transfers for policy loans	(12,047)	69,830	(4,246)	(89)	(2,926)
Contract charges	(34,559)	(436,783)	(26,030)	(160,025)	(1,712)
Contract terminations:
Surrender benefits	(4,571,828)	(50,157,148)	(3,526,009)	(19,558,200)	(388,266)
Death benefits	(646,587)	(4,989,108)	(401,948)	(2,043,684)	(18,420)
Units outstanding at end of year	60,949,979	410,572,611	42,437,978	154,508,423	5,310,131

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	57

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	PIMCO VIT Tot Return, Advisor Cl(2)	Put VT Multi- Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S(2)
Operations
Investment income (loss) — net	$46,660	$(87,394)	$(108,042)	$702,094	$(12,745)
Net realized gain (loss) on sales of investments	(10,382)	1,277,417	1,650,817	(284,060)	(9,472)
Distributions from capital gains	66,299	—	782,906	—	—
Net change in unrealized appreciation or depreciation of investments	(189,559)	6,908,530	3,144,052	4,386,177	(568,513)
Net increase (decrease) in net assets resulting from operations	(86,982)	8,098,553	5,469,733	4,804,211	(590,730)

Contract transactions
Contract purchase payments	1,681,360	378,426	335,353	291,072	437,119
Net transfers(1)	6,430,865	(899,297)	(3,207,576)	(1,960,575)	3,508,142
Transfers for policy loans	(1,992)	11,102	23,374	17,796	1,023
Adjustments to net assets allocated to contracts in payment period	—	13,051	(13,420)	(28,863)	—
Contract charges	(1,121)	(21,881)	(11,492)	(11,864)	(1,921)
Contract terminations:
Surrender benefits	(123,939)	(2,781,455)	(3,514,802)	(3,711,307)	(61,898)
Death benefits	(1,192)	(170,594)	(286,282)	(208,174)	(13,260)
Increase (decrease) from contract transactions	7,983,981	(3,470,648)	(6,674,845)	(5,611,915)	3,869,205
Net assets at beginning of year	—	24,654,927	31,894,272	29,223,183	—
Net assets at end of year	$7,896,999	$29,282,832	$30,689,160	$28,415,479	$3,278,475

Accumulation unit activity
Units outstanding at beginning of year	—	19,953,112	8,698,770	10,402,654	—
Contract purchase payments	1,683,199	268,181	85,593	94,473	492,692
Net transfers(1)	6,618,599	(650,990)	(839,169)	(641,866)	3,872,377
Transfers for policy loans	(2,093)	7,457	5,934	5,572	1,213
Contract charges	(1,168)	(15,481)	(2,963)	(3,879)	(2,120)
Contract terminations:
Surrender benefits	(105,276)	(1,945,263)	(906,774)	(1,217,389)	(71,806)
Death benefits	(1,228)	(116,228)	(75,921)	(68,262)	(16,387)
Units outstanding at end of year	8,192,033	17,500,788	6,965,470	8,571,303	4,275,969

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

58	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2(2)	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
Operations
Investment income (loss) — net	$(9,597,921)	$(14,588,130)	$26,189	$(1,911,075)	$(8,769,729)
Net realized gain (loss) on sales of investments	16,129,411	93,872,182	(4,878)	(3,801,299)	29,886,301
Distributions from capital gains	—	—	9,469	7,208,244	—
Net change in unrealized appreciation or depreciation of investments	172,244,616	207,777,282	243,833	(15,151,001)	(4,356,385)
Net increase (decrease) in net assets resulting from operations	178,776,106	287,061,334	274,613	(13,655,131)	16,760,187

Contract transactions
Contract purchase payments	42,365,578	15,095,687	283,930	1,926,461	38,195,829
Net transfers(1)	138,813,229	(75,813,986)	6,221,612	(48,242,484)	(275,182,806)
Transfers for policy loans	6,112	76,188	(1,974)	16,176	(15,487)
Adjustments to net assets allocated to contracts in payment period	(137,807)	(229,677)	—	2,746	(123,545)
Contract charges	(8,080,195)	(8,710,836)	(978)	(426,763)	(5,701,953)
Contract terminations:
Surrender benefits	(20,031,582)	(77,676,563)	(49,196)	(22,615,773)	(48,762,313)
Death benefits	(4,643,707)	(6,254,856)	(10,023)	(2,895,750)	(13,053,676)
Increase (decrease) from contract transactions	148,291,628	(153,514,043)	6,443,371	(72,235,387)	(304,643,951)
Net assets at beginning of year	846,002,421	1,489,272,316	—	250,341,487	966,766,137
Net assets at end of year	$1,173,070,155	$1,622,819,607	$6,717,984	$164,450,969	$678,882,373

Accumulation unit activity
Units outstanding at beginning of year	697,180,170	1,224,668,220	—	180,662,412	852,751,950
Contract purchase payments	31,778,762	11,395,654	286,290	1,418,713	33,687,013
Net transfers(1)	104,063,754	(51,202,034)	6,296,020	(36,372,225)	(240,671,163)
Transfers for policy loans	4,679	57,505	(2,056)	12,029	(14,222)
Contract charges	(6,073,516)	(6,534,169)	(985)	(315,054)	(4,976,122)
Contract terminations:
Surrender benefits	(14,964,072)	(58,104,721)	(48,868)	(16,645,233)	(42,473,708)
Death benefits	(3,443,892)	(4,688,219)	(10,132)	(2,153,189)	(11,400,513)
Units outstanding at end of year	808,545,885	1,115,592,236	6,520,269	126,607,453	586,903,235

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	59

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Conserv, Cl 4	VP GS Commodity Strategy, Cl 2(2)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(14,866,564)	$(4,837)	$(65,568,776)	$(107,059,588)	$(36,880,735)
Net realized gain (loss) on sales of investments	101,828,268	(3,554)	73,329,042	224,389,295	47,462,511
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(55,471,345)	(23,200)	632,330,334	1,010,995,692	518,229,728
Net increase (decrease) in net assets resulting from operations	31,490,359	(31,591)	640,090,600	1,128,325,399	528,811,504

Contract transactions
Contract purchase payments	5,396,135	219,545	246,583,054	51,000,989	136,172,301
Net transfers(1)	(666,395,304)	1,328,936	304,137,330	412,181,993	308,756,371
Transfers for policy loans	62,103	—	(223,397)	528,043	(153,820)
Adjustments to net assets allocated to contracts in payment period	(1,941,881)	—	(1,484,275)	(6,794,608)	(446,627)
Contract charges	(8,929,398)	(91)	(54,779,606)	(65,988,914)	(33,640,797)
Contract terminations:
Surrender benefits	(126,490,350)	(8,706)	(216,660,205)	(702,311,664)	(78,766,732)
Death benefits	(25,206,362)	—	(42,437,335)	(90,808,523)	(16,305,419)
Increase (decrease) from contract transactions	(823,505,057)	1,539,684	235,135,566	(402,192,684)	315,615,277
Net assets at beginning of year	1,915,661,087	—	6,066,556,984	10,944,927,529	3,350,869,877
Net assets at end of year	$1,123,646,389	$1,508,093	$6,941,783,150	$11,671,060,244	$4,195,296,658

Accumulation unit activity
Units outstanding at beginning of year	1,687,368,305	—	5,088,615,794	9,162,517,935	2,775,342,574
Contract purchase payments	4,706,495	233,558	198,570,417	40,684,208	105,988,654
Net transfers(1)	(582,586,865)	1,413,638	244,994,479	329,366,324	241,139,024
Transfers for policy loans	54,102	—	(182,093)	422,227	(117,972)
Contract charges	(7,776,106)	(98)	(43,582,315)	(52,433,032)	(25,914,383)
Contract terminations:
Surrender benefits	(110,112,205)	(8,337)	(172,013,696)	(557,961,256)	(60,341,407)
Death benefits	(21,991,243)	—	(33,910,154)	(72,208,513)	(12,394,750)
Units outstanding at end of year	969,662,483	1,638,761	5,282,492,432	8,850,387,893	3,023,701,740

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

60	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP Pyrford Intl Eq, Cl 2(2)
Operations
Investment income (loss) — net	$(56,926,863)	$(19,048,913)	$(32,316,791)	$(1,246,358)	$130
Net realized gain (loss) on sales of investments	326,410,587	62,603,782	180,009,045	11,564,138	171
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	598,261,192	66,578,931	50,632,841	31,342,340	31,205
Net increase (decrease) in net assets resulting from operations	867,744,916	110,133,800	198,325,095	41,660,120	31,506

Contract transactions
Contract purchase payments	46,146,012	75,508,842	14,232,610	1,222,856	43,687
Net transfers(1)	(553,429,442)	(325,502,907)	(626,164,296)	(16,326,065)	751,646
Transfers for policy loans	9,632	3,630	71,730	17,496	(408)
Adjustments to net assets allocated to contracts in payment period	(2,560,978)	(1,024,049)	(2,504,038)	(73,507)	—
Contract charges	(34,326,174)	(12,874,729)	(17,799,042)	(319,931)	(42)
Contract terminations:
Surrender benefits	(305,357,559)	(90,104,786)	(232,068,795)	(14,887,029)	(7,892)
Death benefits	(32,913,632)	(23,712,470)	(46,617,556)	(1,091,239)	—
Increase (decrease) from contract transactions	(882,432,141)	(377,706,469)	(910,849,387)	(31,457,419)	786,991
Net assets at beginning of year	5,959,829,735	1,972,535,988	3,653,172,043	136,991,424	—
Net assets at end of year	$5,945,142,510	$1,704,963,319	$2,940,647,751	$147,194,125	$818,497

Accumulation unit activity
Units outstanding at beginning of year	4,925,650,775	1,698,010,069	3,133,835,674	69,565,877	—
Contract purchase payments	35,662,265	63,974,483	11,884,536	561,843	41,684
Net transfers(1)	(402,498,996)	(271,462,948)	(521,041,196)	(7,232,800)	743,107
Transfers for policy loans	6,814	2,843	59,379	7,227	(404)
Contract charges	(26,414,995)	(10,746,040)	(14,821,653)	(141,632)	(42)
Contract terminations:
Surrender benefits	(234,543,508)	(75,059,563)	(193,052,269)	(6,262,334)	(6,945)
Death benefits	(25,274,908)	(19,833,952)	(38,882,735)	(474,223)	—
Units outstanding at end of year	4,272,587,447	1,384,884,892	2,377,981,736	56,023,958	777,400

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	61

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2
Operations
Investment income (loss) — net	$(394,178)	$(141,787)	$5,675,402	$(2,728,873)	$229,263
Net realized gain (loss) on sales of investments	2,730,440	819,331	9,348,851	15,786,397	1,075,051
Distributions from capital gains	—	—	22,333,670	32,142,042	—
Net change in unrealized appreciation or depreciation of investments	8,169,469	4,043,201	26,225,119	58,853,478	3,741,002
Net increase (decrease) in net assets resulting from operations	10,505,731	4,720,745	63,583,042	104,053,044	5,045,316

Contract transactions
Contract purchase payments	424,462	256,402	4,030,644	4,250,592	281,781
Net transfers(1)	(1,525,936)	952,698	(6,790,572)	(18,019,394)	(597,784)
Transfers for policy loans	4,481	1,025	58,465	4,001	28,096
Adjustments to net assets allocated to contracts in payment period	(17,147)	(4,996)	(82,398)	(175,889)	5,793
Contract charges	(124,777)	(13,865)	(351,801)	(340,903)	(24,883)
Contract terminations:
Surrender benefits	(3,668,101)	(1,603,580)	(33,098,561)	(39,004,563)	(4,162,447)
Death benefits	(348,196)	(108,869)	(2,397,708)	(2,880,520)	(343,613)
Increase (decrease) from contract transactions	(5,255,214)	(521,185)	(38,631,931)	(56,166,676)	(4,813,057)
Net assets at beginning of year	40,838,076	13,797,034	317,596,835	343,871,742	28,892,653
Net assets at end of year	$46,088,593	$17,996,594	$342,547,946	$391,758,110	$29,124,912

Accumulation unit activity
Units outstanding at beginning of year	39,258,276	9,679,705	137,800,675	166,631,228	19,664,728
Contract purchase payments	358,857	158,386	1,806,951	1,942,792	175,149
Net transfers(1)	(1,302,137)	555,829	(2,313,948)	(7,158,642)	(361,831)
Transfers for policy loans	4,006	1,447	22,581	2,847	17,346
Contract charges	(104,641)	(8,243)	(139,458)	(143,470)	(15,551)
Contract terminations:
Surrender benefits	(3,099,432)	(944,938)	(12,345,497)	(15,648,774)	(2,572,722)
Death benefits	(294,935)	(64,539)	(909,700)	(1,204,354)	(216,528)
Units outstanding at end of year	34,819,994	9,377,647	123,921,604	144,421,627	16,690,591

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

62	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	WF Adv VT Intl Eq, Cl 2	WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II(2)
Operations
Investment income (loss) — net	$606,334	$(666,116)	$156,418
Net realized gain (loss) on sales of investments	1,244,958	3,110,788	(5,473)
Distributions from capital gains	2,419,735	3,741,776	—
Net change in unrealized appreciation or depreciation of investments	4,001,060	22,342,123	(99,937)
Net increase (decrease) in net assets resulting from operations	8,272,087	28,528,571	51,008

Contract transactions
Contract purchase payments	628,492	2,788,308	486,220
Net transfers(1)	(4,302,466)	(2,540,112)	2,560,675
Transfers for policy loans	17,304	(23,861)	(555)
Adjustments to net assets allocated to contracts in payment period	(17,944)	(8,406)	—
Contract charges	(74,278)	(40,168)	(549)
Contract terminations:
Surrender benefits	(4,893,127)	(6,920,859)	(45,392)
Death benefits	(465,926)	(366,776)	—
Increase (decrease) from contract transactions	(9,107,945)	(7,111,874)	3,000,399
Net assets at beginning of year	49,421,445	63,273,528	—
Net assets at end of year	$48,585,587	$84,690,225	$3,051,407

Accumulation unit activity
Units outstanding at beginning of year	40,039,903	42,723,604	—
Contract purchase payments	496,740	1,575,473	484,538
Net transfers(1)	(3,404,399)	(1,757,978)	2,570,216
Transfers for policy loans	13,452	(13,884)	(577)
Contract charges	(60,299)	(21,980)	(549)
Contract terminations:
Surrender benefits	(3,526,630)	(3,755,895)	(44,520)
Death benefits	(336,429)	(197,061)	—
Units outstanding at end of year	33,222,338	38,552,279	3,009,108

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	63

Notes to Financial Statements

1.   ORGANIZATION

RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for RiverSource Retirement Advisor Variable Annuity® – Band 3 (RAVA Band 3) contracts issued by RiverSource Life.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RAVA Band 3 contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under RAVA Band 3 contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. These financial statements are of the Divisions of the Account offered through RAVA Band 3.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B) (previously AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B))
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B) (previously AllianceBernstein VPS Global Thematic Growth Portfolio (Class B))
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B) (previously AllianceBernstein VPS Growth and Income Portfolio (Class B))
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B) (previously AllianceBernstein VPS International Value Portfolio (Class B))
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal	Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Core Bond, Cl 2	Columbia Variable Portfolio – Core Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (previously Columbia Variable Portfolio – Diversified Bond Fund (Class 3))
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3) (previously Columbia Variable Portfolio – International Opportunity Fund (Class 3))
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Marsico Gro, Cl 1	Columbia Variable Portfolio – Marsico Growth Fund (Class 1)
Col VP Intl Opp, Cl 2	Columbia Variable Portfolio – International Opportunities Fund (Class 2) (previously Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2))
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3))
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3))
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (previously Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2))
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (previously Columbia Variable Portfolio – S&P 500 Index Fund (Class 3))
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)

64	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Division	Fund
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B (previously DWS Alternative Asset Allocation VIP, Class B)
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Flex Bond, Serv	Janus Aspen Series Flexible Bond Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class(1)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Abs Return Multi-Mgr, Cl S	Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)
NB AMT Intl Eq, Cl S	Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	Van Eck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AQR Man Fut Strategy, Cl 2	Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP GS Commodity Strategy, Cl 2	Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)(2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Multi-Mgr Div Inc, Cl 2	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)
VP Multi-Mgr Int Rate Adapt, Cl 2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	65

Division	Fund
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Pyrford Intl Eq, Cl 2	Variable Portfolio – Pyrford International Equity Fund (Class 2)
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3)
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3)
VP WF Short Duration Govt, Cl 2	Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Index Asset Alloc, Cl 2	Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.
(2)	Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) is scheduled to liquidate on May 1, 2015.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contract.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2014.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 22, 2015. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

66	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.   VARIABLE ACCOUNT EXPENSES

For RAVA Band 3 contracts, RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.55% of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through RAVA Band 3 contracts.

4.   CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on this product and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5.   SURRENDER CHARGES

There is no charge if you surrender all or part of your contract during the accumulation phase.

6.   RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:
Investment Management Services Agreement	Columbia Management Investment Advisers, LLC
Administrative Services Agreement	Columbia Management Investment Advisers, LLC
Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2014 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$2,709,726
AB VPS Global Thematic Gro, Cl B	1,325,738
AB VPS Gro & Inc, Cl B	4,293,811
AB VPS Intl Val, Cl B	10,936,558
ALPS Alerian Engy Infr, Class III	34,530,924
AC VP Intl, Cl I	875,899
AC VP Mid Cap Val, Cl II	10,830,106
AC VP Ultra, Cl II	3,171,664
AC VP Val, Cl I	1,547,908
BlackRock Global Alloc, Cl III	33,408,621
Calvert VP SRI Bal	3,146,729
Col VP Bal, Cl 3	35,100,210
Col VP Cash Mgmt, Cl 3	52,684,801
Col VP Commodity Strategy, Cl 2	1,379,601
Col VP Contrarian Core, Cl 2	17,721,996
Col VP Core Bond, Cl 2	6,066,061
Col VP Inter Bond, Cl 3	27,470,476
Col VP Divd Opp, Cl 3	7,368,831
Col VP Emerg Mkts Bond, Cl 2	7,137,958
Col VP Emer Mkts, Cl 3	6,844,936
Col VP Global Bond, Cl 3	11,353,522
Col VP Hi Yield Bond, Cl 3	36,055,574
Col VP Inc Opp, Cl 3	7,198,138
Col VP Select Intl Eq, Cl 3	4,441,728
Col VP Lg Cap Gro, Cl 3	3,865,522
Col VP Lg Core Quan, Cl 3	5,164,505

Division	Purchases
Col VP Limited Duration Cr, Cl 2	$13,383,771
Col VP Marsico Gro, Cl 1	29,258,758
Col VP Intl Opp, Cl 2	3,793,936
Col VP Mid Cap Gro, Cl 3	1,335,632
Col VP Mid Cap Val, Cl 3	4,976,503
Col VP Div Abs Return, Cl 2	2,031,198
Col VP Lg Cap Index, Cl 3	33,970,100
Col VP Select Lg Cap Val, Cl 3	9,180,044
Col VP Select Sm Cap Val, Cl 3	4,405,738
Col VP US Govt Mtge, Cl 3	9,148,249
CS Commodity Return	2,748,874
Deutsche Alt Asset Alloc VIP, Cl B	8,411,744
EV VT Floating-Rate Inc	16,442,587
Fid VIP Contrafund, Serv Cl 2	31,831,654
Fid VIP Gro & Inc, Serv Cl	1,816,228
Fid VIP Mid Cap, Serv Cl	3,019,751
Fid VIP Overseas, Serv Cl	772,424
Fid VIP Strategic Inc, Serv Cl 2	34,081,354
FTVIPT Frank Global Real Est, Cl 2	4,609,644
FTVIPT Frank Inc, Cl 2	46,963,097
FTVIPT Frank Sm Cap Val, Cl 2	19,763,490
FTVIPT Temp Global Bond, Cl 2	19,816,253
GS VIT Mid Cap Val, Inst	42,429,288
GS VIT Multi-Strategy Alt, Advisor	1,107,678
GS VIT Sm Cap Eq Insights, Inst	1,246,337
GS VIT U.S. Eq Insights, Inst	13,151,121

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	67

Division	Purchases
Invesco VI Am Fran, Ser I	$557,425
Invesco VI Bal Risk Alloc, Ser II	17,575,370
Invesco VI Comstock, Ser II	5,602,520
Invesco VI Global Hlth, Ser II	12,292,343
Invesco VI Intl Gro, Ser II	12,680,601
Invesco VI Mid Cap Gro, Ser I	313,343
Ivy VIP Asset Strategy	34,257,207
Janus Aspen Enterprise, Serv	1,449,823
Janus Aspen Flex Bond, Serv	13,648,478
Janus Aspen Gbl Alloc Mod, Serv	4,626,930
Janus Aspen Global Tech, Serv	2,067,398
Janus Aspen Janus, Serv	5,130,391
Janus Aspen Overseas, Serv	7,182,744
Lazard Ret Global Dyn MA, Serv	14,488,876
MFS Inv Gro Stock, Serv Cl	7,596,801
MFS New Dis, Serv Cl	11,271,904
MFS Utilities, Serv Cl	33,766,969
MS UIF Global Real Est, Cl II	4,292,013
MS UIF Mid Cap Gro, Cl II	12,836,941
NB AMT Abs Return Multi-Mgr, Cl S	1,196,845
NB AMT Intl Eq, Cl S	2,236,036
Oppen Global VA, Serv	14,210,644
Oppen Global Strategic Inc VA, Srv	26,789,965
Oppen Main St Sm Cap VA, Serv	22,490,446
PIMCO VIT All Asset, Advisor Cl	12,721,029
PIMCO VIT Glb MA Man Alloc, Adv Cl	1,116,155
PIMCO VIT Tot Return, Advisor Cl	6,109,896
Put VT Multi-Cap Gro, Cl IB	2,337,598
Royce Micro-Cap, Invest Cl	1,984,404

Division	Purchases
Third Ave Val	$922,145
VanEck VIP Global Gold, Cl S	4,065,326
VP Aggr, Cl 2	116,607,378
VP Aggr, Cl 4	17,632,995
VP AQR Man Fut Strategy, Cl 2	5,611,290
VP BR Gl Infl Prot Sec, Cl 3	4,615,544
VP Conserv, Cl 2	73,637,079
VP Conserv, Cl 4	36,700,127
VP GS Commodity Strategy, Cl 2	2,268,675
VP Mod, Cl 2	345,879,841
VP Mod, Cl 4	81,737,997
VP Mod Aggr, Cl 2	216,020,767
VP Mod Aggr, Cl 4	19,016,170
VP Mod Conserv, Cl 2	117,669,147
VP Mod Conserv, Cl 4	36,125,053
VP Multi-Mgr Div Inc, Cl 2	713,457
VP Multi-Mgr Int Rate Adapt, Cl 2	867,772
VP Ptnrs Sm Cap Val, Cl 3	2,652,428
VP Pyrford Intl Eq, Cl 2	1,852,731
VP Sit Divd Gro, Cl 3	1,959,755
VP Vty Estb Val, Cl 3	1,647,980
VP WF Short Duration Govt, Cl 2	4,775,991
Wanger Intl	47,367,569
Wanger USA	47,688,305
WF Adv VT Index Asset Alloc, Cl 2	1,885,514
WF Adv VT Intl Eq, Cl 2	4,465,361
WF Adv VT Sm Cap Gro, Cl 2	13,571,671
WA Var Global Hi Yd Bond, Cl II	5,048,781

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$1.11	$1.40	$1.94	$1.78	$1.19
0.60%	1.11	—	—	—	1.19
0.75%	1.11	1.37	1.89	1.73	1.18
0.85%	1.10	1.38	1.69	0.85	1.18
0.95%	1.10	1.35	1.84	1.69	1.18
1.00%	1.10	1.34	1.99	1.75	1.18
1.05%	1.10	1.36	1.66	0.83	1.18
1.10%	1.10	1.35	1.66	0.83	1.18
1.15%	1.10	—	—	—	1.18
1.20%	1.10	1.32	1.94	1.70	1.18
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.10	1.33	1.64	0.82	1.17
1.30%	1.09	1.33	1.63	0.82	1.17
1.35%	1.09	—	—	—	1.17
1.40%	1.09	—	—	—	1.17
1.45%	1.09	1.31	1.61	0.80	1.17
1.50%	1.09	—	—	—	1.17
1.55%	1.09	—	—	—	1.17
1.60%	1.09	—	—	—	1.17
1.65%	1.09	—	—	—	1.17
1.70%	1.09	—	—	—	1.17
1.75%	1.09	—	—	—	1.16
1.80%	1.08	—	—	—	1.16
1.85%	1.08	—	—	—	1.16
1.90%	1.08	—	—	—	1.16

68	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Subaccount	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
0.55%	$1.53	$1.76	$1.81	$2.95	$1.19
0.60%	—	—	—	—	1.19
0.75%	1.49	1.74	1.77	2.86	1.18
0.85%	—	2.14	1.84	—	1.18
0.95%	1.44	1.71	1.74	2.78	1.18
1.00%	—	1.70	1.73	—	1.18
1.05%	—	2.11	1.81	—	1.17
1.10%	—	2.10	1.80	—	1.17
1.15%	—	—	—	—	1.17
1.20%	—	1.68	1.70	—	1.17
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.07	1.78	—	1.17
1.30%	—	2.06	1.77	—	1.17
1.35%	—	—	—	—	1.16
1.40%	—	—	—	—	1.16
1.45%	—	2.04	1.75	—	1.16
1.50%	—	—	—	—	1.16
1.55%	—	—	—	—	1.16
1.60%	—	—	—	—	1.16
1.65%	—	—	—	—	1.16
1.70%	—	—	—	—	1.15
1.75%	—	—	—	—	1.15
1.80%	—	—	—	—	1.15
1.85%	—	—	—	—	1.15
1.90%	—	—	—	—	1.15

Subaccount	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	$1.61	$1.86	$1.21	$0.73	$1.36
0.60%	—	1.37	—	0.72	1.36
0.75%	1.56	1.81	1.17	0.72	1.36
0.85%	—	1.64	1.02	0.72	1.36
0.95%	1.51	1.75	1.14	0.72	1.36
1.00%	1.72	1.95	1.04	0.72	1.35
1.05%	—	1.62	1.01	0.72	1.35
1.10%	—	1.61	1.00	0.72	1.35
1.15%	—	1.36	—	0.72	1.35
1.20%	1.67	1.90	1.01	0.72	1.35
1.25%	—	—	—	—	—
1.25%	—	1.59	0.99	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.64	1.23	—	—
1.25%	—	—	—	0.72	1.35
1.30%	—	1.58	0.98	0.72	1.35
1.35%	—	1.69	—	0.72	1.35
1.40%	—	1.69	—	0.71	1.34
1.45%	—	1.56	0.97	0.71	1.34
1.50%	—	1.35	—	0.71	1.34
1.55%	—	1.68	—	0.71	1.34
1.60%	—	1.67	—	0.71	1.34
1.65%	—	1.67	—	0.71	1.34
1.70%	—	1.66	—	0.71	1.34
1.75%	—	1.66	—	0.71	1.34
1.80%	—	1.66	—	0.71	1.34
1.85%	—	1.33	—	0.71	1.33
1.90%	—	1.33	—	0.71	1.33

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	69

Subaccount	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
0.55%	$1.00	$1.88	$2.53	$0.91	$2.46
0.60%	1.00	—	—	0.91	—
0.75%	1.00	1.82	2.46	0.91	2.35
0.85%	0.99	1.41	1.52	0.91	1.53
0.95%	0.99	1.77	2.39	0.91	2.29
1.00%	0.99	1.55	2.42	0.91	3.04
1.05%	0.99	1.39	1.50	0.91	1.50
1.10%	0.99	1.38	1.49	0.91	1.50
1.15%	0.99	—	—	0.91	—
1.20%	0.99	1.51	2.34	0.90	2.96
1.25%	—	—	2.29	—	1.86
1.25%	—	1.37	1.47	—	1.48
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.90	—	—	—
1.25%	0.99	—	—	0.90	—
1.30%	0.99	1.36	1.46	0.90	1.47
1.35%	0.99	—	—	0.90	—
1.40%	0.99	—	—	0.90	—
1.45%	0.98	1.34	1.45	0.90	1.45
1.50%	0.98	—	—	0.90	—
1.55%	0.98	—	—	0.90	—
1.60%	0.98	—	—	0.90	—
1.65%	0.98	—	—	0.90	—
1.70%	0.98	—	—	0.90	—
1.75%	0.98	—	—	0.90	—
1.80%	0.98	—	—	0.90	—
1.85%	0.98	—	—	0.89	—
1.90%	0.98	—	—	0.89	—

Subaccount	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	$1.84	$2.40	$1.96	$1.23	$1.12
0.60%	—	—	—	—	—
0.75%	1.79	2.32	1.92	1.19	1.10
0.85%	1.30	1.81	1.78	1.24	1.69
0.95%	1.74	2.25	1.88	1.15	1.06
1.00%	1.69	2.40	1.87	1.81	1.72
1.05%	1.28	1.78	1.75	1.21	1.66
1.10%	1.27	1.77	1.74	1.21	1.65
1.15%	—	—	—	—	—
1.20%	1.64	2.33	1.83	1.76	1.67
1.25%	—	—	—	—	—
1.25%	1.26	1.75	—	1.19	—
1.25%	—	—	—	—	—
1.25%	1.84	2.48	—	—	—
1.25%	—	—	—	1.53	—
1.25%	—	—	1.72	—	1.63
1.30%	1.25	1.74	1.71	1.19	1.62
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.23	1.72	1.69	1.17	1.60
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

70	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Subaccount	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 3
0.55%	$1.49	$0.95	$1.74	$1.11	$2.06
0.60%	—	1.03	—	1.15	—
0.75%	1.44	0.95	1.71	1.10	1.97
0.85%	1.72	1.08	1.82	1.23	1.69
0.95%	1.40	1.07	1.68	1.08	1.92
1.00%	1.77	0.95	1.67	1.07	1.97
1.05%	1.70	1.07	1.79	1.20	1.66
1.10%	1.69	1.06	1.78	1.20	1.65
1.15%	—	1.02	—	1.16	—
1.20%	1.87	1.06	1.64	1.05	1.92
1.25%	—	—	—	—	—
1.25%	1.67	—	—	—	1.63
1.25%	—	—	—	—	1.49
1.25%	—	—	—	—	—
1.25%	2.22	—	—	—	—
1.25%	—	1.06	1.76	1.18	—
1.30%	1.66	1.05	1.75	1.18	1.63
1.35%	—	1.05	—	1.30	—
1.40%	—	1.05	—	1.30	—
1.45%	1.64	1.05	1.73	1.16	1.61
1.50%	—	1.01	—	1.14	—
1.55%	—	1.04	—	1.29	—
1.60%	—	1.04	—	1.29	—
1.65%	—	1.04	—	1.28	—
1.70%	—	1.03	—	1.28	—
1.75%	—	1.03	—	1.28	—
1.80%	—	1.03	—	1.28	—
1.85%	—	1.00	—	1.13	—
1.90%	—	1.00	—	1.13	—

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
0.55%	$2.30	$0.93	$1.61	$2.12	$3.02
0.60%	—	0.93	1.51	—	—
0.75%	2.25	0.92	1.57	2.07	2.94
0.85%	1.79	0.92	1.79	1.78	1.81
0.95%	2.20	0.92	1.53	2.03	2.85
1.00%	2.19	0.92	2.01	2.02	2.74
1.05%	1.76	0.92	1.76	1.75	1.78
1.10%	1.75	0.92	1.75	1.74	1.77
1.15%	—	0.92	1.50	—	—
1.20%	2.15	0.92	1.96	1.97	2.67
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.73	0.92	1.73	1.72	1.75
1.30%	1.72	0.92	1.72	1.71	1.74
1.35%	—	0.91	1.95	—	—
1.40%	—	0.91	1.95	—	—
1.45%	1.70	0.91	1.70	1.69	1.72
1.50%	—	0.91	1.48	—	—
1.55%	—	0.91	1.93	—	—
1.60%	—	0.91	1.93	—	—
1.65%	—	0.91	1.93	—	—
1.70%	—	0.91	1.92	—	—
1.75%	—	0.91	1.92	—	—
1.80%	—	0.91	1.91	—	—
1.85%	—	0.91	1.47	—	—
1.90%	—	0.91	1.47	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	71

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.55%	$1.46	$0.64	$1.03	$1.32	$1.74
0.60%	—	—	1.03	—	1.47
0.75%	1.41	0.63	1.03	1.30	1.71
0.85%	1.15	0.66	1.02	1.29	1.80
0.95%	1.36	0.62	1.02	1.28	1.68
1.00%	1.19	0.62	1.02	1.27	1.67
1.05%	1.13	0.64	1.02	1.26	1.77
1.10%	1.12	0.64	1.02	1.26	1.77
1.15%	—	—	1.01	—	1.45
1.20%	1.16	0.61	1.01	1.25	1.64
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.11	0.63	1.01	1.24	1.74
1.30%	1.10	0.63	1.01	1.24	1.74
1.35%	—	—	1.01	—	1.88
1.40%	—	—	1.01	—	1.88
1.45%	1.09	0.62	1.01	1.22	1.71
1.50%	—	—	1.01	—	1.44
1.55%	—	—	1.00	—	1.86
1.60%	—	—	1.00	—	1.86
1.65%	—	—	1.00	—	1.85
1.70%	—	—	1.00	—	1.85
1.75%	—	—	1.00	—	1.85
1.80%	—	—	1.00	—	1.84
1.85%	—	—	1.00	—	1.43
1.90%	—	—	0.99	—	1.42

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2
0.55%	$1.88	$5.71	$1.47	$1.01	$2.91
0.60%	—	—	—	1.01	—
0.75%	1.83	5.53	1.42	1.01	2.82
0.85%	—	—	—	1.01	1.06
0.95%	1.77	5.37	1.38	1.01	2.74
1.00%	—	—	—	1.01	2.04
1.05%	—	—	—	1.01	1.04
1.10%	—	—	—	1.00	1.03
1.15%	—	—	—	1.00	—
1.20%	—	—	—	1.00	1.98
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.00	1.01
1.30%	—	—	—	1.00	1.02
1.35%	—	—	—	1.00	—
1.40%	—	—	—	1.00	—
1.45%	—	—	—	1.00	0.99
1.50%	—	—	—	1.00	—
1.55%	—	—	—	1.00	—
1.60%	—	—	—	1.00	—
1.65%	—	—	—	0.99	—
1.70%	—	—	—	0.99	—
1.75%	—	—	—	0.99	—
1.80%	—	—	—	0.99	—
1.85%	—	—	—	0.99	—
1.90%	—	—	—	0.99	—

72	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Subaccount	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor
0.55%	$1.12	$4.03	$0.99	$4.69	$0.97
0.60%	1.12	1.44	0.99	—	0.97
0.75%	1.11	3.90	0.99	4.55	0.97
0.85%	1.11	1.73	0.99	—	0.97
0.95%	1.11	3.79	0.99	4.41	0.97
1.00%	1.11	2.87	0.99	3.24	0.97
1.05%	1.11	1.70	0.99	—	0.97
1.10%	1.11	1.69	0.99	—	0.97
1.15%	1.11	1.43	0.98	—	0.97
1.20%	1.10	2.79	0.98	3.16	0.97
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.10	1.67	0.98	—	0.97
1.30%	1.10	1.66	0.98	—	0.97
1.35%	1.10	1.93	0.98	—	0.96
1.40%	1.10	1.92	0.98	—	0.96
1.45%	1.10	1.64	0.98	—	0.96
1.50%	1.10	1.42	0.98	—	0.96
1.55%	1.10	1.91	0.98	—	0.96
1.60%	1.10	1.90	0.98	—	0.96
1.65%	1.10	1.90	0.98	—	0.96
1.70%	1.09	1.90	0.98	—	0.96
1.75%	1.09	1.89	0.97	—	0.96
1.80%	1.09	1.89	0.97	—	0.96
1.85%	1.09	1.41	0.97	—	0.96
1.90%	1.09	1.40	0.97	—	0.96

Subaccount	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.55%	$2.88	$1.82	$1.46	$1.04	$2.12
0.60%	—	—	—	1.04	—
0.75%	2.79	1.77	1.45	1.03	2.07
0.85%	—	1.70	—	1.03	1.70
0.95%	2.71	1.71	1.44	1.03	2.03
1.00%	—	2.06	—	1.03	2.01
1.05%	—	1.67	—	1.03	1.67
1.10%	—	1.67	—	1.03	1.67
1.15%	—	—	—	1.03	—
1.20%	—	2.01	—	1.02	1.97
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.65	—	1.02	1.64
1.30%	—	1.64	—	1.02	1.64
1.35%	—	—	—	1.02	—
1.40%	—	—	—	1.02	—
1.45%	—	1.62	—	1.02	1.62
1.50%	—	—	—	1.02	—
1.55%	—	—	—	1.02	—
1.60%	—	—	—	1.02	—
1.65%	—	—	—	1.02	—
1.70%	—	—	—	1.02	—
1.75%	—	—	—	1.01	—
1.80%	—	—	—	1.01	—
1.85%	—	—	—	1.01	—
1.90%	—	—	—	1.01	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	73

Subaccount	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
0.55%	$2.18	$1.75	$1.43	$1.14	$1.23
0.60%	—	—	—	1.13	—
0.75%	2.14	1.72	1.43	1.13	1.20
0.85%	2.25	1.52	—	1.13	—
0.95%	2.11	1.69	1.42	1.13	1.16
1.00%	2.10	1.68	1.42	1.13	—
1.05%	2.22	1.50	—	1.13	—
1.10%	2.21	1.49	—	1.13	—
1.15%	—	—	—	1.12	—
1.20%	2.06	1.65	1.41	1.12	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.18	1.47	—	1.12	—
1.30%	2.17	1.46	—	1.12	—
1.35%	—	—	—	1.12	—
1.40%	—	—	—	1.12	—
1.45%	2.14	1.45	—	1.12	—
1.50%	—	—	—	1.12	—
1.55%	—	—	—	1.12	—
1.60%	—	—	—	1.12	—
1.65%	—	—	—	1.11	—
1.70%	—	—	—	1.11	—
1.75%	—	—	—	1.11	—
1.80%	—	—	—	1.11	—
1.85%	—	—	—	1.11	—
1.90%	—	—	—	1.11	—

Subaccount	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
0.55%	$1.03	$1.22	$0.89	$1.56	$1.37
0.60%	1.03	1.22	—	1.46	—
0.75%	1.02	1.21	0.87	1.54	1.33
0.85%	1.02	1.21	—	1.53	—
0.95%	1.02	1.21	0.84	1.52	1.29
1.00%	1.02	1.20	2.14	1.51	2.27
1.05%	1.02	1.20	—	1.50	—
1.10%	1.02	1.20	—	1.50	—
1.15%	1.02	1.20	—	1.45	—
1.20%	1.02	1.20	2.09	1.49	2.22
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.01	1.20	—	1.48	—
1.30%	1.01	1.19	—	1.48	—
1.35%	1.01	1.19	—	1.81	—
1.40%	1.01	1.19	—	1.81	—
1.45%	1.01	1.19	—	1.46	—
1.50%	1.01	1.19	—	1.43	—
1.55%	1.01	1.19	—	1.80	—
1.60%	1.01	1.18	—	1.79	—
1.65%	1.01	1.18	—	1.79	—
1.70%	1.01	1.18	—	1.79	—
1.75%	1.01	1.18	—	1.78	—
1.80%	1.00	1.18	—	1.78	—
1.85%	1.00	1.18	—	1.42	—
1.90%	1.00	1.17	—	1.42	—

74	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
0.55%	$1.15	$1.26	$1.87	$3.36	$1.41
0.60%	1.15	—	—	1.43	—
0.75%	1.15	1.22	1.81	3.27	1.39
0.85%	1.14	1.90	—	2.26	1.44
0.95%	1.14	1.19	1.76	3.18	1.36
1.00%	1.14	1.86	2.09	3.96	1.36
1.05%	1.14	1.86	—	2.22	1.42
1.10%	1.14	1.86	—	2.21	1.41
1.15%	1.14	—	—	1.42	—
1.20%	1.14	1.81	2.03	3.86	1.33
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.14	1.83	—	2.19	1.39
1.30%	1.14	1.82	—	2.18	1.39
1.35%	1.13	—	—	1.81	—
1.40%	1.13	—	—	1.81	—
1.45%	1.13	1.80	—	2.15	1.37
1.50%	1.13	—	—	1.41	—
1.55%	1.13	—	—	1.79	—
1.60%	1.13	—	—	1.79	—
1.65%	1.13	—	—	1.78	—
1.70%	1.13	—	—	1.78	—
1.75%	1.13	—	—	1.78	—
1.80%	1.13	—	—	1.77	—
1.85%	1.12	—	—	1.39	—
1.90%	1.12	—	—	1.39	—

Subaccount	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
0.55%	$1.81	$0.99	$1.07	$2.15	$1.65
0.60%	1.27	0.99	—	1.35	0.99
0.75%	1.78	0.99	1.06	2.10	1.61
0.85%	1.93	0.99	1.18	1.60	1.49
0.95%	1.75	0.99	1.04	2.05	1.58
1.00%	1.74	0.99	1.03	2.04	1.57
1.05%	1.90	0.99	1.16	1.57	1.47
1.10%	1.89	0.99	1.15	1.56	1.46
1.15%	1.27	0.98	—	1.37	0.98
1.20%	1.71	0.98	1.02	2.00	1.53
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.87	0.98	1.14	1.54	1.44
1.30%	1.86	0.98	1.13	1.53	1.44
1.35%	1.68	0.98	—	1.61	0.98
1.40%	1.68	0.98	—	1.61	0.98
1.45%	1.84	0.98	1.12	1.52	1.42
1.50%	1.26	0.98	—	1.36	0.97
1.55%	1.67	0.98	—	1.60	0.97
1.60%	1.66	0.98	—	1.59	0.97
1.65%	1.66	0.98	—	1.59	0.97
1.70%	1.66	0.98	—	1.59	0.97
1.75%	1.65	0.98	—	1.58	0.97
1.80%	1.65	0.98	—	1.58	0.97
1.85%	1.25	0.98	—	1.34	0.97
1.90%	1.24	0.98	—	1.34	0.97

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	75

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Multi- Cap Gro, Cl IB
0.55%	$2.55	$1.47	$0.99	$1.00	$1.90
0.60%	1.59	1.07	0.98	1.00	—
0.75%	2.50	1.44	0.98	1.00	1.88
0.85%	1.91	1.47	0.98	1.00	—
0.95%	2.44	1.42	0.97	1.00	1.87
1.00%	2.43	1.41	0.97	0.99	1.86
1.05%	1.88	1.44	0.97	0.99	—
1.10%	1.87	1.44	0.97	0.99	—
1.15%	1.58	1.06	0.97	0.99	—
1.20%	2.38	1.39	0.97	0.99	1.85
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.85	1.42	0.97	0.99	—
1.30%	1.84	1.41	0.97	0.99	—
1.35%	2.09	1.18	0.96	0.99	—
1.40%	2.09	1.18	0.96	0.99	—
1.45%	1.82	1.39	0.96	0.99	—
1.50%	1.57	1.05	0.96	0.99	—
1.55%	2.07	1.17	0.96	0.98	—
1.60%	2.07	1.17	0.96	0.98	—
1.65%	2.06	1.17	0.96	0.98	—
1.70%	2.06	1.16	0.96	0.98	—
1.75%	2.05	1.16	0.95	0.98	—
1.80%	2.05	1.16	0.95	0.98	—
1.85%	1.55	1.04	0.95	0.98	—
1.90%	1.55	1.04	0.95	0.98	—

Subaccount	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	$4.37	$3.57	$0.72	$1.54	$1.55
0.60%	—	—	0.72	1.29	—
0.75%	4.23	3.46	0.72	1.53	1.53
0.85%	—	—	0.71	1.52	1.53
0.95%	4.11	3.35	0.71	1.52	1.52
1.00%	—	—	0.71	1.51	1.51
1.05%	—	—	0.71	1.51	1.51
1.10%	—	—	0.71	1.51	1.51
1.15%	—	—	0.71	1.28	—
1.20%	—	—	0.71	1.50	1.50
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	0.71	1.49	1.50
1.30%	—	—	0.71	1.49	1.49
1.35%	—	—	0.71	1.55	—
1.40%	—	—	0.71	1.55	—
1.45%	—	—	0.71	1.48	1.48
1.50%	—	—	0.71	1.27	—
1.55%	—	—	0.71	1.53	—
1.60%	—	—	0.71	1.53	—
1.65%	—	—	0.70	1.53	—
1.70%	—	—	0.70	1.52	—
1.75%	—	—	0.70	1.52	—
1.80%	—	—	0.70	1.52	—
1.85%	—	—	0.70	1.25	—
1.90%	—	—	0.70	1.25	—

76	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Subaccount	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP GS Commodity Strategy, Cl 2
0.55%	$1.13	$1.45	$1.22	$1.22	$0.76
0.60%	1.13	—	1.09	—	0.76
0.75%	1.13	1.42	1.21	1.21	0.76
0.85%	1.12	1.38	1.20	1.20	0.76
0.95%	1.12	1.39	1.20	1.20	0.76
1.00%	1.12	1.39	1.20	1.20	0.76
1.05%	1.12	1.36	1.19	1.19	0.76
1.10%	1.12	1.35	1.19	1.19	0.76
1.15%	1.12	—	1.08	—	0.75
1.20%	1.12	1.36	1.18	1.18	0.75
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.12	1.34	1.18	1.18	0.75
1.30%	1.12	1.33	1.18	1.18	0.75
1.35%	1.11	—	1.18	—	0.75
1.40%	1.11	—	1.18	—	0.75
1.45%	1.11	1.31	1.17	1.17	0.75
1.50%	1.11	—	1.07	—	0.75
1.55%	1.11	—	1.17	—	0.75
1.60%	1.11	—	1.17	—	0.75
1.65%	1.11	—	1.17	—	0.75
1.70%	1.11	—	1.16	—	0.75
1.75%	1.11	—	1.16	—	0.75
1.80%	1.11	—	1.16	—	0.75
1.85%	1.10	—	1.06	—	0.75
1.90%	1.10	—	1.06	—	0.74

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
0.55%	$1.40	$1.40	$1.47	$1.48	$1.30
0.60%	1.19	—	1.24	—	1.14
0.75%	1.38	1.38	1.46	1.46	1.29
0.85%	1.38	1.38	1.45	1.45	1.29
0.95%	1.37	1.37	1.45	1.45	1.28
1.00%	1.37	1.37	1.44	1.44	1.28
1.05%	1.36	1.36	1.44	1.44	1.27
1.10%	1.36	1.36	1.43	1.44	1.27
1.15%	1.18	—	1.23	—	1.13
1.20%	1.35	1.36	1.43	1.43	1.27
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.35	1.35	1.43	1.43	1.26
1.30%	1.35	1.35	1.42	1.42	1.26
1.35%	1.36	—	1.45	—	1.27
1.40%	1.36	—	1.45	—	1.26
1.45%	1.34	1.34	1.41	1.41	1.25
1.50%	1.17	—	1.21	—	1.12
1.55%	1.35	—	1.44	—	1.26
1.60%	1.35	—	1.44	—	1.25
1.65%	1.35	—	1.43	—	1.25
1.70%	1.34	—	1.43	—	1.25
1.75%	1.34	—	1.43	—	1.24
1.80%	1.34	—	1.42	—	1.24
1.85%	1.16	—	1.20	—	1.11
1.90%	1.16	—	1.20	—	1.10

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	77

Subaccount	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyrford Intl Eq, Cl 2
0.55%	$1.31	$0.99	$0.99	$3.04	$1.05
0.60%	—	0.99	0.99	—	1.05
0.75%	1.30	0.99	0.99	2.97	1.04
0.85%	1.29	0.99	0.99	1.73	1.04
0.95%	1.28	0.99	0.99	2.89	1.04
1.00%	1.28	0.99	0.99	2.72	1.04
1.05%	1.28	0.99	0.99	1.70	1.04
1.10%	1.27	0.99	0.99	1.70	1.04
1.15%	—	0.99	0.99	—	1.04
1.20%	1.27	0.99	0.99	2.65	1.04
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.27	0.99	0.99	1.68	1.03
1.30%	1.26	0.99	0.99	1.67	1.03
1.35%	—	0.99	0.99	—	1.03
1.40%	—	0.99	0.99	—	1.03
1.45%	1.25	0.99	0.99	1.65	1.03
1.50%	—	0.99	0.99	—	1.03
1.55%	—	0.99	0.99	—	1.03
1.60%	—	0.99	0.99	—	1.03
1.65%	—	0.99	0.99	—	1.03
1.70%	—	0.99	0.99	—	1.03
1.75%	—	0.99	0.99	—	1.03
1.80%	—	0.99	0.99	—	1.02
1.85%	—	0.98	0.99	—	1.02
1.90%	—	0.98	0.99	—	1.02

Subaccount	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
0.55%	$1.50	$2.31	$1.00	$3.17	$3.32
0.60%	—	—	1.00	—	—
0.75%	1.46	2.26	1.00	3.08	3.22
0.85%	1.49	1.92	1.01	1.67	1.83
0.95%	1.44	2.21	1.01	2.98	3.13
1.00%	1.43	2.20	1.00	3.59	2.78
1.05%	1.47	1.89	1.00	1.64	1.80
1.10%	1.46	1.88	1.00	1.63	1.79
1.15%	—	—	0.98	—	—
1.20%	1.41	2.15	1.00	3.50	2.70
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.44	1.86	0.99	1.61	1.77
1.30%	1.44	1.85	0.99	1.60	1.76
1.35%	—	—	0.99	—	—
1.40%	—	—	0.99	—	—
1.45%	1.42	1.82	0.98	1.58	1.74
1.50%	—	—	0.97	—	—
1.55%	—	—	0.98	—	—
1.60%	—	—	0.98	—	—
1.65%	—	—	0.98	—	—
1.70%	—	—	0.97	—	—
1.75%	—	—	0.97	—	—
1.80%	—	—	0.97	—	—
1.85%	—	—	0.96	—	—
1.90%	—	—	0.96	—	—

78	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Subaccount	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	$2.10	$1.56	$2.24	$1.00
0.60%	—	—	1.36	1.00
0.75%	2.04	1.52	2.18	0.99
0.85%	—	1.11	2.09	0.99
0.95%	1.99	1.49	2.12	0.99
1.00%	2.09	1.48	2.44	0.99
1.05%	—	1.09	2.06	0.99
1.10%	—	1.08	2.05	0.99
1.15%	—	—	1.35	0.99
1.20%	2.03	1.45	2.38	0.99
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	1.07	2.02	0.98
1.30%	—	1.06	2.02	0.98
1.35%	—	—	1.84	0.98
1.40%	—	—	1.83	0.98
1.45%	—	1.05	1.99	0.98
1.50%	—	—	1.33	0.98
1.55%	—	—	1.82	0.98
1.60%	—	—	1.82	0.98
1.65%	—	—	1.81	0.98
1.70%	—	—	1.81	0.98
1.75%	—	—	1.80	0.98
1.80%	—	—	1.80	0.98
1.85%	—	—	1.32	0.97
1.90%	—	—	1.32	0.97

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	79

The following is a summary of units outstanding at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	45,862	33,871	195,617	527,229	439,719
0.60%	—	—	—	—	—
0.75%	698,521	1,644,412	28,224,702	47,056,196	10,226,309
0.85%	377,287	1,614,002	5,162,658	18,525,577	4,584,060
0.95%	1,226,346	1,096,864	17,244,169	26,269,878	10,397,313
1.00%	92,999	143,865	3,034,851	6,013,444	1,590,313
1.05%	209,529	699,500	2,934,544	8,594,258	2,720,121
1.10%	274,830	718,220	1,376,123	7,038,316	3,399,136
1.15%	—	—	—	—	9,348
1.20%	435,005	289,545	1,628,620	2,642,592	2,228,086
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	56,191	17,820	199,990	816,557	212,805
1.30%	597,823	194,073	461,022	3,284,670	1,890,797
1.35%	93,684	—	—	—	1,358,155
1.40%	—	—	—	—	295,133
1.45%	149,927	15,631	157,911	583,487	472,387
1.50%	22,749	—	—	—	201,350
1.55%	9,865	—	—	—	155,668
1.60%	102,800	—	—	—	160,729
1.65%	—	—	—	—	58,928
1.70%	—	—	—	—	155,293
1.75%	—	—	—	—	34,233
1.80%	—	—	—	—	50,073
1.85%	28,255	—	—	—	1,493
1.90%	—	—	—	—	—
Total	4,421,673	6,467,803	60,620,207	121,352,204	40,641,449

80	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Subaccount	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
0.55%	4,056	424,667	188,988	101,716	155,420
0.60%	—	—	—	—	—
0.75%	4,605,690	8,037,334	5,961,363	9,656,928	12,312,720
0.85%	—	5,700,357	2,861,131	—	6,146,168
0.95%	3,797,343	6,214,371	3,475,271	7,622,549	15,638,468
1.00%	—	1,098,895	1,050,141	—	2,873,629
1.05%	—	3,578,114	1,408,505	—	3,678,104
1.10%	—	1,929,275	562,751	—	4,063,005
1.15%	—	—	—	—	12,626
1.20%	—	574,271	701,091	—	3,098,800
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	311,029	123,710	—	367,089
1.30%	—	985,763	226,412	—	2,594,135
1.35%	—	—	—	—	2,258,603
1.40%	—	—	—	—	524,450
1.45%	—	187,495	79,455	—	1,019,280
1.50%	—	—	—	—	457,561
1.55%	—	—	—	—	132,527
1.60%	—	—	—	—	214,952
1.65%	—	—	—	—	108,438
1.70%	—	—	—	—	243,663
1.75%	—	—	—	—	102,629
1.80%	—	—	—	—	88,761
1.85%	—	—	—	—	56,064
1.90%	—	—	—	—	—
Total	8,407,089	29,041,571	16,638,818	17,381,193	56,147,092

Subaccount	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	2,020	441,246	825,200	511	190,766
0.60%	—	—	—	—	—
0.75%	9,533,167	43,175,750	60,288,989	263,746	4,305,865
0.85%	—	10,848,866	18,128,409	122,797	2,285,348
0.95%	5,003,426	33,526,479	39,251,082	587,149	5,364,258
1.00%	1,369,399	5,788,818	7,165,607	29,009	404,168
1.05%	—	7,244,269	12,595,462	44,764	1,379,152
1.10%	—	5,149,670	8,059,749	235,008	1,820,248
1.15%	—	34,908	—	—	—
1.20%	595,945	4,407,363	3,211,580	355,115	1,858,544
1.25%	—	—	—	—	—
1.25%	—	1,331,945	2,893,697	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	26,658,291	17,744,523	—	—
1.25%	—	—	—	7,413	25,008
1.30%	—	4,460,597	2,203,100	20,062	866,692
1.35%	—	1,206,419	—	39,609	770,280
1.40%	—	483,118	—	—	358,086
1.45%	—	1,175,670	1,799,911	50,690	218,479
1.50%	—	401,269	—	66,618	52,562
1.55%	—	284,750	—	10,529	77,266
1.60%	—	303,500	—	—	56,230
1.65%	—	58,035	—	6,834	8,837
1.70%	—	100,716	—	—	142,546
1.75%	—	26,453	—	—	—
1.80%	—	104,164	—	—	6,322
1.85%	—	44,887	—	—	30,572
1.90%	—	—	—	—	—
Total	16,503,957	147,257,183	174,167,309	1,839,854	20,221,229

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	81

Subaccount	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
0.55%	189,276	1,053,342	1,307,944	89,313	703,353
0.60%	—	—	—	—	—
0.75%	1,036,505	115,548,826	122,319,476	2,349,158	26,832,755
0.85%	459,213	32,492,686	43,288,229	894,771	12,867,510
0.95%	1,823,819	85,499,588	73,665,849	2,761,337	15,635,526
1.00%	721,202	13,294,663	14,735,182	345,907	2,859,101
1.05%	878,030	23,448,736	20,996,133	515,712	6,050,459
1.10%	1,067,541	8,289,171	12,006,536	668,538	4,744,307
1.15%	—	—	—	—	—
1.20%	312,303	10,126,906	6,203,857	497,641	1,095,913
1.25%	—	—	34,043,746	—	18,992,365
1.25%	—	1,577,830	1,946,886	—	601,131
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	24,258,528	—	—	—
1.25%	187,214	—	—	47,871	—
1.30%	66,253	5,829,750	5,900,112	398,748	1,798,134
1.35%	164,012	—	—	216,819	—
1.40%	—	—	—	22,789	—
1.45%	177,280	2,354,501	1,757,795	223,644	388,719
1.50%	18,561	—	—	25,759	—
1.55%	—	—	—	7,050	—
1.60%	11,181	—	—	16	—
1.65%	—	—	—	—	—
1.70%	—	—	—	1,619	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	7,112,390	323,774,527	338,171,745	9,066,692	92,569,273

Subaccount	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	577,820	740,301	983,955	396,352	1,230,405
0.60%	—	—	—	—	—
0.75%	36,004,312	59,209,811	30,197,426	19,193,107	68,409,076
0.85%	12,071,357	16,298,005	10,923,183	3,109,889	4,117,010
0.95%	28,727,188	48,390,865	20,662,167	12,233,326	37,412,885
1.00%	3,824,048	5,205,723	3,632,250	1,217,284	3,522,370
1.05%	8,206,752	10,199,165	8,072,616	2,201,572	2,273,284
1.10%	2,776,459	4,629,491	3,432,508	991,173	862,563
1.15%	—	—	—	—	—
1.20%	3,119,366	4,211,616	2,885,037	667,368	1,871,599
1.25%	—	—	—	—	—
1.25%	580,458	628,485	—	104,412	—
1.25%	—	—	—	—	—
1.25%	7,556,084	15,173,448	—	—	—
1.25%	—	—	—	21,089,109	—
1.25%	—	—	463,774	—	189,710
1.30%	2,638,798	2,643,257	2,291,319	507,145	307,352
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	733,904	1,521,101	776,298	169,514	43,788
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	106,816,546	168,851,268	84,320,533	61,880,251	120,240,042

82	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Subaccount	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 3
0.55%	358,986	—	645,174	541,845	72,012
0.60%	—	—	—	—	—
0.75%	111,602,987	2,198,280	36,025,431	10,063,083	15,914,153
0.85%	2,925,546	1,066,479	17,480,710	5,312,594	2,711,381
0.95%	57,393,704	3,837,071	20,335,524	7,332,576	9,106,988
1.00%	5,206,541	182,043	3,985,569	1,465,343	801,406
1.05%	2,122,426	802,047	8,624,267	2,878,834	1,376,865
1.10%	691,440	1,414,214	5,019,089	2,758,358	564,845
1.15%	—	20,712	—	10,593	—
1.20%	2,125,860	1,788,710	1,634,820	1,381,355	371,383
1.25%	—	—	—	—	—
1.25%	261,628	—	—	—	44,136
1.25%	—	—	—	—	18,997,895
1.25%	—	—	—	—	—
1.25%	63,628,102	—	—	—	—
1.25%	—	58,297	856,229	439,408	—
1.30%	452,464	789,965	2,244,274	1,423,244	286,710
1.35%	—	795,425	—	450,563	—
1.40%	—	371,225	—	90,285	—
1.45%	77,022	285,215	599,369	276,175	85,249
1.50%	—	311,237	—	167,204	—
1.55%	—	148,036	—	27,934	—
1.60%	—	14,192	—	9,302	—
1.65%	—	349,311	—	12,784	—
1.70%	—	235,800	—	7,380	—
1.75%	—	—	—	—	—
1.80%	—	28,655	—	3,106	—
1.85%	—	24,434	—	4,552	—
1.90%	—	—	—	—	—
Total	246,846,706	14,721,348	97,450,456	34,656,518	50,333,023

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
0.55%	345,872	1,451	254,869	272,339	175,605
0.60%	—	—	—	—	—
0.75%	15,151,615	886,200	46,410,282	10,453,841	10,198,435
0.85%	11,070,238	412,570	9,122,196	3,500,214	1,995,434
0.95%	9,449,657	1,050,992	37,321,824	7,376,683	6,639,564
1.00%	1,674,511	269,077	4,163,688	871,189	892,397
1.05%	5,905,731	213,590	6,118,050	2,271,832	1,614,426
1.10%	2,745,271	446,560	5,799,490	711,853	918,212
1.15%	—	—	—	—	—
1.20%	721,422	338,923	4,396,668	829,466	390,823
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	232,375	37,771	329,348	74,569	60,978
1.30%	1,501,040	346,982	3,200,765	542,595	545,536
1.35%	—	245,766	1,574,193	—	—
1.40%	—	—	324,416	—	—
1.45%	274,769	89,946	893,177	103,415	59,643
1.50%	—	4,139	565,925	—	—
1.55%	—	5,126	107,835	—	—
1.60%	—	—	108,844	—	—
1.65%	—	6,782	21,994	—	—
1.70%	—	—	70,494	—	—
1.75%	—	—	17,403	—	—
1.80%	—	—	2,380	—	—
1.85%	—	—	56,999	—	—
1.90%	—	—	—	—	—
Total	49,072,501	4,355,875	120,860,840	27,007,996	23,491,053

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	83

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.55%	1,088,938	477,610	264,649	1,701,158	1,783,431
0.60%	—	—	—	—	—
0.75%	34,815,281	19,487,204	8,698,891	61,310,039	99,717,796
0.85%	10,291,334	6,615,509	2,597,667	24,302,964	40,726,325
0.95%	29,517,233	14,175,190	7,736,080	50,073,393	70,306,663
1.00%	3,842,263	3,913,625	686,784	9,885,179	13,519,702
1.05%	5,620,336	4,416,485	2,307,675	17,714,999	25,291,374
1.10%	2,021,037	3,979,660	1,431,738	9,450,317	17,069,216
1.15%	—	—	—	—	72,293
1.20%	4,235,201	1,396,851	1,159,322	6,454,836	10,949,295
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	678,113	379,216	188,659	1,904,849	2,898,429
1.30%	2,404,237	1,709,499	1,275,897	7,119,369	9,348,161
1.35%	—	—	754,269	—	2,364,712
1.40%	—	—	279,024	—	664,680
1.45%	1,315,539	506,518	202,638	3,334,879	2,752,077
1.50%	—	—	196,007	—	756,702
1.55%	—	—	83,842	—	183,233
1.60%	—	—	49,553	—	67,639
1.65%	—	—	28,499	—	186,066
1.70%	—	—	86,675	—	135,067
1.75%	—	—	10,354	—	42,697
1.80%	—	—	80,089	—	62,812
1.85%	—	—	15,523	—	51,183
1.90%	—	—	—	—	69,815
Total	95,829,512	57,057,367	28,133,835	193,251,982	299,019,368

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2
0.55%	70,055	89,412	24,248	42,861	254,602
0.60%	—	—	—	—	—
0.75%	17,136,638	11,465,990	6,588,343	10,757,200	24,367,151
0.85%	—	—	—	3,661,002	11,819,923
0.95%	13,602,264	8,686,007	4,851,080	10,509,051	15,352,204
1.00%	—	—	—	1,583,713	3,826,329
1.05%	—	—	—	3,825,134	5,624,763
1.10%	—	—	—	2,620,005	4,103,521
1.15%	—	—	—	—	—
1.20%	—	—	—	2,972,789	1,967,819
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	549,389	563,371
1.30%	—	—	—	1,362,199	2,649,088
1.35%	—	—	—	879,479	—
1.40%	—	—	—	163,519	—
1.45%	—	—	—	630,535	441,476
1.50%	—	—	—	313,205	—
1.55%	—	—	—	—	—
1.60%	—	—	—	84,009	—
1.65%	—	—	—	—	—
1.70%	—	—	—	97,445	—
1.75%	—	—	—	39,728	—
1.80%	—	—	—	24,546	—
1.85%	—	—	—	23,502	—
1.90%	—	—	—	—	—
Total	30,808,957	20,241,409	11,463,671	40,139,311	70,970,247

84	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Subaccount	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor
0.55%	271,422	320,884	158,511	392,979	53,942
0.60%	—	—	—	—	—
0.75%	12,165,330	15,820,233	9,101,418	29,253,196	127,124
0.85%	6,123,937	9,848,343	4,284,675	—	109,472
0.95%	12,796,049	11,089,883	9,367,134	18,356,293	381,609
1.00%	1,384,930	2,873,696	2,009,077	4,886,858	—
1.05%	4,057,489	3,964,280	1,927,950	—	158,341
1.10%	4,262,319	3,328,601	2,694,223	—	70,409
1.15%	—	31,063	—	—	—
1.20%	4,598,865	2,091,532	1,819,726	2,451,578	85,321
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	440,944	231,639	225,089	—	2,557
1.30%	3,129,939	1,709,245	1,277,934	—	45,412
1.35%	1,900,701	501,674	765,271	—	17,767
1.40%	328,145	139,524	17,738	—	—
1.45%	2,096,904	281,057	647,167	—	—
1.50%	303,788	163,478	98,986	—	—
1.55%	191,683	87,443	35,946	—	—
1.60%	160,146	47,269	47,446	—	—
1.65%	59,941	16,884	—	—	4,326
1.70%	212,976	43,889	80,407	—	—
1.75%	9,805	2,403	33,770	—	—
1.80%	95,668	4,228	39,570	—	—
1.85%	82,673	—	22,669	—	25,162
1.90%	—	—	51,096	—	—
Total	54,673,654	52,597,248	34,705,803	55,340,904	1,081,442

Subaccount	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.55%	2,716	494,845	2,635	316,222	553,932
0.60%	—	—	—	—	—
0.75%	1,586,799	42,519,996	6,229,104	5,960,979	44,742,848
0.85%	—	5,882,146	—	2,203,919	10,500,580
0.95%	1,131,191	27,851,783	4,080,453	7,340,243	24,289,996
1.00%	—	3,337,930	—	2,740,875	8,390,436
1.05%	—	3,178,186	—	1,664,407	5,547,155
1.10%	—	980,174	—	3,807,603	2,876,701
1.15%	—	—	—	8,301	—
1.20%	—	1,693,886	—	2,733,926	3,960,453
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	330,826	—	222,866	527,179
1.30%	—	609,448	—	3,141,914	1,762,133
1.35%	—	—	—	1,362,697	—
1.40%	—	—	—	154,878	—
1.45%	—	137,636	—	763,542	397,720
1.50%	—	—	—	270,604	—
1.55%	—	—	—	40,650	—
1.60%	—	—	—	195,456	—
1.65%	—	—	—	92,690	—
1.70%	—	—	—	64,544	—
1.75%	—	—	—	50,884	—
1.80%	—	—	—	25,730	—
1.85%	—	—	—	18,507	—
1.90%	—	—	—	—	—
Total	2,720,706	87,016,856	10,312,192	33,181,437	103,549,133

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	85

Subaccount	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
0.55%	157,860	271,507	88,552	147,882	18,008
0.60%	—	—	—	—	—
0.75%	8,435,001	21,335,752	6,745,813	7,146,280	8,454,385
0.85%	5,017,354	9,619,021	—	4,610,250	—
0.95%	5,708,317	15,999,219	4,464,528	8,642,452	4,202,433
1.00%	1,156,318	2,401,846	90,191	1,413,342	—
1.05%	3,032,556	5,715,293	—	2,516,282	—
1.10%	1,706,687	2,804,844	—	5,165,113	—
1.15%	—	—	—	—	—
1.20%	410,644	1,050,089	123,521	3,296,672	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	131,159	359,466	—	213,611	—
1.30%	674,725	1,172,074	—	2,902,320	—
1.35%	—	—	—	1,943,941	—
1.40%	—	—	—	186,574	—
1.45%	162,087	298,289	—	809,946	—
1.50%	—	—	—	147,354	—
1.55%	—	—	—	134,323	—
1.60%	—	—	—	40,607	—
1.65%	—	—	—	16,978	—
1.70%	—	—	—	214,733	—
1.75%	—	—	—	8,662	—
1.80%	—	—	—	69,682	—
1.85%	—	—	—	57,301	—
1.90%	—	—	—	—	—
Total	26,592,708	61,027,400	11,512,605	39,684,305	12,674,826

Subaccount	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
0.55%	207,527	—	73,532	265,591	133,246
0.60%	—	—	—	—	—
0.75%	5,580,277	1,936,447	13,464,739	10,293,110	16,807,761
0.85%	2,044,952	2,785,920	—	7,532,111	—
0.95%	5,318,595	2,243,936	7,502,267	7,359,128	12,453,440
1.00%	698,451	7,089	200,064	1,371,314	424,955
1.05%	1,019,262	829,780	—	3,087,835	—
1.10%	978,958	267,412	—	2,005,186	—
1.15%	—	—	—	16,671	—
1.20%	786,564	136,655	87,798	871,987	189,923
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	154,396	43,499	—	220,391	—
1.30%	459,835	42,536	—	983,074	—
1.35%	449,497	120,272	—	111,706	—
1.40%	15,823	145,859	—	3,684	—
1.45%	416,494	159,407	—	282,160	—
1.50%	197,082	208,847	—	60,752	—
1.55%	48,574	24,389	—	26,511	—
1.60%	35,563	38,181	—	3,625	—
1.65%	4,308	—	—	—	—
1.70%	40,469	—	—	4,790	—
1.75%	—	—	—	—	—
1.80%	41,843	4,519	—	3,611	—
1.85%	11,707	7,889	—	10,640	—
1.90%	—	—	—	—	—
Total	18,510,177	9,002,637	21,328,400	34,513,877	30,009,325

86	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
0.55%	44,032	154,263	155,731	600,826	336,971
0.60%	—	—	—	—	—
0.75%	2,402,752	28,574,870	13,024,116	28,659,591	14,761,819
0.85%	2,372,339	2,646,859	—	16,753,973	6,769,894
0.95%	2,470,055	18,577,960	9,072,612	21,703,479	9,868,789
1.00%	455,152	2,528,350	1,156,587	2,809,325	2,727,747
1.05%	962,847	2,311,332	—	9,659,356	4,137,982
1.10%	2,204,591	1,339,113	—	5,666,365	2,845,600
1.15%	—	—	—	7,694	—
1.20%	676,875	1,025,624	702,598	2,669,936	1,291,508
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	408,053	422,580	—	486,956	278,864
1.30%	809,860	591,946	—	3,161,037	1,528,277
1.35%	550,132	—	—	854,765	—
1.40%	7,524	—	—	479,896	—
1.45%	378,879	332,562	—	968,176	397,891
1.50%	28,046	—	—	997,559	—
1.55%	48,934	—	—	162,775	—
1.60%	43,299	—	—	109,658	—
1.65%	228,533	—	—	114,095	—
1.70%	564,782	—	—	175,425	—
1.75%	—	—	—	40,797	—
1.80%	49,000	—	—	42,576	—
1.85%	—	—	—	116,011	—
1.90%	—	—	—	—	—
Total	14,705,685	58,505,459	24,111,644	96,240,271	44,945,342

Subaccount	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
0.55%	172,406	612	298,893	389,458	2,502,927
0.60%	—	—	—	—	—
0.75%	6,943,892	394,387	5,356,928	17,576,269	113,907,462
0.85%	4,068,748	30,070	2,766,290	7,665,337	38,596,283
0.95%	5,706,397	389,865	3,552,296	12,255,428	87,326,138
1.00%	980,607	37,618	493,716	3,764,413	15,468,392
1.05%	2,299,894	21,698	1,777,696	5,524,527	28,509,241
1.10%	1,428,491	70,438	1,128,538	3,187,491	13,930,367
1.15%	4,481	—	—	4,997	5,237
1.20%	1,012,323	20,825	208,401	2,651,438	11,271,762
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	240,702	—	96,838	756,319	2,143,786
1.30%	883,210	—	535,379	2,029,639	9,594,914
1.35%	427,917	87,193	—	922,620	411,136
1.40%	41,392	5,120	—	88,552	—
1.45%	218,844	—	58,299	529,110	3,657,385
1.50%	60,434	43	—	150,064	89,734
1.55%	82,656	—	—	289,770	47,199
1.60%	10,002	—	—	61,562	89,148
1.65%	12,205	—	—	43,021	—
1.70%	19,141	24,384	—	82,863	124,382
1.75%	3,782	10,117	—	31,601	—
1.80%	27,107	13,569	—	394	—
1.85%	—	—	—	—	19,153
1.90%	—	—	—	—	—
Total	24,644,631	1,105,939	16,273,274	58,004,873	327,694,646

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	87

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Multi- Cap Gro, Cl IB
0.55%	341,932	321,220	3,634	63,187	33,351
0.60%	—	—	—	—	—
0.75%	11,133,624	33,579,115	564,202	2,387,624	9,745,736
0.85%	6,045,271	14,089,407	187,833	908,814	—
0.95%	8,752,170	30,890,760	1,023,320	3,258,641	6,246,863
1.00%	2,380,660	5,057,599	32,022	515,951	339,914
1.05%	5,186,404	11,028,973	392,217	814,924	—
1.10%	2,678,391	5,503,808	380,065	1,098,505	—
1.15%	—	—	—	—	—
1.20%	1,627,960	5,897,065	338,557	579,635	224,689
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	337,122	1,682,765	2,160	17,574	—
1.30%	1,564,410	4,407,861	351,477	362,563	—
1.35%	353,371	648,499	219,567	566,037	—
1.40%	88,147	667,229	317,110	—	—
1.45%	292,558	1,211,644	29,974	412,664	—
1.50%	152,128	586,522	80,734	66,292	—
1.55%	60,435	275,561	2,920	25,327	—
1.60%	35,675	30,376	139	4,184	—
1.65%	11,927	234,043	162,329	—	—
1.70%	24,481	36,606	—	122,251	—
1.75%	20,592	68,631	—	—	—
1.80%	1,584	5,121	—	—	—
1.85%	3,455	—	—	70,909	—
1.90%	—	—	—	—	—
Total	41,092,297	116,222,805	4,088,260	11,275,082	16,590,553

Subaccount	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	19,739	26,776	218,669	1,787,965	9,238,650
0.60%	—	—	—	—	—
0.75%	2,991,403	3,719,489	1,626,772	63,442,837	129,137,546
0.85%	—	—	1,691,840	295,389,885	351,168,734
0.95%	2,558,985	3,328,902	1,658,443	199,323,856	54,255,411
1.00%	—	—	224,590	8,001,174	13,720,063
1.05%	—	—	382,966	18,360,950	112,721,982
1.10%	—	—	720,661	39,641,069	61,975,665
1.15%	—	—	13,181	53,240	—
1.20%	—	—	375,139	105,357,421	3,789,450
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	24,619	1,577,807	4,658,799
1.30%	—	—	287,408	19,143,269	14,722,325
1.35%	—	—	145,686	5,296,257	—
1.40%	—	—	21,323	5,452,915	—
1.45%	—	—	34,737	7,140,132	1,260,677
1.50%	—	—	74,964	1,488,310	—
1.55%	—	—	6,351	785,635	—
1.60%	—	—	4,958	542,217	—
1.65%	—	—	6,925	3,856,267	—
1.70%	—	—	5,953	260,161	—
1.75%	—	—	15,130	377,676	—
1.80%	—	—	—	57,032	—
1.85%	—	—	—	213,820	—
1.90%	—	—	—	—	—
Total	5,570,127	7,075,167	7,540,315	777,549,895	756,649,302

88	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Subaccount	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP GS Commodity Strategy, Cl 2
0.55%	52,161	466,252	2,701,029	368,713	11,197
0.60%	—	—	—	—	—
0.75%	3,205,641	37,782,401	49,392,067	78,434,843	538,923
0.85%	1,112,969	10,923,224	86,973,701	230,224,466	312,424
0.95%	2,342,479	26,714,912	100,671,752	65,490,704	876,491
1.00%	788,169	4,466,046	6,568,865	7,272,308	106,200
1.05%	477,798	6,538,743	23,823,310	143,992,429	202,309
1.10%	676,990	2,624,739	19,397,766	64,927,838	488,449
1.15%	—	—	12,116	—	—
1.20%	473,778	3,713,745	70,947,994	8,204,624	350,646
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	171,003	612,617	3,847,332	8,910,938	12,387
1.30%	380,307	3,581,336	29,800,924	45,861,402	113,367
1.35%	116,212	—	10,281,147	—	99,000
1.40%	—	—	9,525,408	—	16,464
1.45%	106,827	1,078,654	10,238,244	18,040,239	60,434
1.50%	40,366	—	2,097,814	—	49,572
1.55%	16,706	—	5,123,064	—	9,392
1.60%	1,130	—	1,209,102	—	—
1.65%	4,980	—	5,270,704	—	—
1.70%	41,710	—	4,746,122	—	—
1.75%	—	—	788,734	—	—
1.80%	—	—	1,742,542	—	—
1.85%	9,218	—	429,280	—	—
1.90%	—	—	633,698	—	—
Total	10,018,444	98,502,669	446,222,715	671,728,504	3,247,255

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
0.55%	3,010,104	13,454,553	2,877,318	11,019,630	2,281,667
0.60%	5,121	—	—	—	—
0.75%	381,681,246	1,018,857,341	215,307,603	508,398,306	126,040,584
0.85%	1,584,772,020	3,477,583,338	1,045,332,223	1,268,064,361	258,786,631
0.95%	1,313,689,341	628,237,119	712,898,053	254,402,034	321,778,271
1.00%	45,634,118	110,901,264	21,788,823	46,381,252	15,123,779
1.05%	140,189,288	1,397,222,107	74,633,287	467,579,753	52,872,752
1.10%	221,596,939	820,236,649	133,177,562	218,248,094	50,355,163
1.15%	1,110,554	—	274,295	—	571,115
1.20%	863,441,587	55,450,748	395,158,624	12,392,584	182,169,749
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	17,400,294	31,948,520	8,171,372	20,042,802	6,166,468
1.30%	166,041,856	338,837,959	71,300,615	63,381,546	51,203,820
1.35%	67,267,542	—	28,513,403	—	20,339,476
1.40%	50,758,141	—	20,356,525	—	19,323,877
1.45%	77,754,296	29,310,543	34,151,923	6,870,800	23,803,386
1.50%	20,362,314	—	8,699,926	—	6,281,666
1.55%	16,330,546	—	2,902,313	—	8,644,504
1.60%	13,495,979	—	3,742,252	—	4,364,807
1.65%	26,339,933	—	9,616,774	—	7,809,791
1.70%	8,561,955	—	1,598,684	—	6,269,012
1.75%	3,958,140	—	1,780,028	—	3,755,672
1.80%	1,702,618	—	628,760	—	1,671,117
1.85%	3,517,400	—	393,445	—	2,100,795
1.90%	89,985	—	—	—	221,850
Total	5,028,711,317	7,922,040,141	2,793,303,808	2,876,781,162	1,171,935,952

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	89

Subaccount	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyrford Intl Eq, Cl 2
0.55%	4,213,999	—	—	143,318	9,894
0.60%	—	—	—	—	—
0.75%	251,755,136	93,855	206,836	20,097,803	410,525
0.85%	665,238,917	28,253	35,230	5,542,230	322,779
0.95%	187,724,482	101,406	128,610	11,003,228	646,229
1.00%	29,851,985	14,627	7,356	2,383,506	157,774
1.05%	343,316,863	181,600	9,379	2,933,218	129,210
1.10%	206,056,726	15,563	115,212	1,237,095	165,886
1.15%	—	—	—	—	—
1.20%	19,250,815	55,695	69,007	1,110,284	86,473
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	16,144,021	24,975	4,437	140,745	12,229
1.30%	120,984,764	27,354	136,247	530,290	49,317
1.35%	—	59,328	43,554	—	56,955
1.40%	—	—	—	—	5,332
1.45%	25,456,386	—	16,494	207,243	5,939
1.50%	—	17,875	12,400	—	1,944
1.55%	—	—	11,248	—	470
1.60%	—	50,039	50,013	—	—
1.65%	—	28,173	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	1,869,994,094	698,743	846,023	45,328,960	2,060,956

Subaccount	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
0.55%	270,856	131,611	109,843	894,637	543,301
0.60%	—	—	—	—	—
0.75%	9,697,459	3,186,584	774,193	38,989,096	48,912,490
0.85%	6,596,686	1,524,274	612,898	18,169,432	15,272,913
0.95%	5,373,026	1,746,616	1,013,672	23,709,261	30,285,768
1.00%	608,931	382,883	65,565	4,654,579	7,810,191
1.05%	2,943,383	871,726	493,787	10,307,684	8,590,419
1.10%	1,320,016	297,516	491,544	5,398,911	4,249,515
1.15%	—	—	77,053	—	—
1.20%	510,483	156,103	617,739	2,115,345	3,100,671
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	168,707	79,513	14,666	663,201	695,705
1.30%	899,224	145,550	222,529	2,488,776	1,841,554
1.35%	—	—	466,439	—	—
1.40%	—	—	76,411	—	—
1.45%	138,317	44,149	87,746	550,094	446,095
1.50%	—	—	142,046	—	—
1.55%	—	—	2,797	—	—
1.60%	—	—	14,918	—	—
1.65%	—	—	65,721	—	—
1.70%	—	—	2,250	—	—
1.75%	—	—	9,245	—	—
1.80%	—	—	18,487	—	—
1.85%	—	—	25,270	—	—
1.90%	—	—	—	—	—
Total	28,527,088	8,566,525	5,404,819	107,941,016	121,748,622

90	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Subaccount	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	4,595	156,299	96,286	23,479
0.60%	—	—	—	—
0.75%	8,313,557	9,713,926	9,800,895	1,271,822
0.85%	—	5,063,113	5,436,414	595,986
0.95%	5,280,983	6,905,374	7,460,817	1,907,907
1.00%	1,038,144	1,768,562	1,297,991	91,834
1.05%	—	2,311,973	3,083,358	331,593
1.10%	—	1,483,807	1,781,881	441,794
1.15%	—	—	—	—
1.20%	423,834	968,716	951,454	293,121
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	251,927	208,330	31,655
1.30%	—	937,006	946,640	315,061
1.35%	—	—	458,029	139,050
1.40%	—	—	41,549	138,115
1.45%	—	219,411	301,701	267,527
1.50%	—	—	174,456	96,010
1.55%	—	—	22,436	—
1.60%	—	—	23,878	22,980
1.65%	—	—	26,212	8,789
1.70%	—	—	93,858	54,248
1.75%	—	—	—	—
1.80%	—	—	25,619	—
1.85%	—	—	11,529	6,443
1.90%	—	—	—	—
Total	15,061,113	29,780,114	32,243,333	6,037,414

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	91

The following is a summary of net assets at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$50,856	$47,180	$379,692	$944,446	$522,652
0.60%	82	—	—	—	90
0.75%	771,924	2,255,297	53,406,841	81,662,970	12,113,656
0.85%	416,211	2,224,646	8,762,771	15,695,869	5,457,788
0.95%	1,350,402	1,476,982	31,757,049	44,480,009	12,357,298
1.00%	102,364	192,889	6,044,707	10,515,878	1,875,951
1.05%	230,350	947,908	4,885,925	7,206,276	3,205,879
1.10%	301,879	969,111	2,281,617	5,836,807	4,002,846
1.15%	81	—	—	—	10,999
1.20%	476,991	380,976	3,178,094	4,507,577	2,619,340
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	61,561	23,746	327,117	668,100	249,964
1.30%	654,394	257,332	751,311	2,677,700	2,219,137
1.35%	102,461	—	—	—	1,592,601
1.40%	80	—	—	—	345,789
1.45%	163,690	20,459	254,131	472,827	552,997
1.50%	24,812	—	—	—	235,637
1.55%	10,750	—	—	—	181,926
1.60%	111,945	—	—	—	187,678
1.65%	76	—	—	—	68,751
1.70%	80	—	—	—	181,026
1.75%	80	—	—	—	39,873
1.80%	80	—	—	—	58,348
1.85%	30,631	—	—	—	1,825
1.90%	80	—	—	—	88
Total	$4,861,860	$8,796,526	$112,029,255	$174,668,459	$48,082,139

92	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Subaccount	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
0.55%	$6,211	$749,392	$341,398	$300,264	$184,963
0.60%	—	—	—	—	91
0.75%	6,883,376	13,972,133	10,586,136	27,837,875	15,018,975
0.85%	—	12,218,153	5,272,936	—	7,297,640
0.95%	5,485,000	10,727,461	6,051,758	21,453,021	18,636,083
1.00%	—	1,873,519	1,820,027	—	3,448,278
1.05%	—	7,555,103	2,551,769	—	4,318,539
1.10%	—	4,047,579	1,015,266	—	4,764,306
1.15%	—	—	—	—	14,786
1.20%	—	964,060	1,193,111	—	3,623,530
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	644,115	220,096	—	428,510
1.30%	—	2,033,089	401,453	—	3,025,234
1.35%	—	—	—	—	2,630,452
1.40%	—	—	—	—	609,963
1.45%	—	381,714	139,475	—	1,183,756
1.50%	—	—	—	—	530,840
1.55%	—	—	—	—	153,515
1.60%	—	—	—	—	248,656
1.65%	—	—	—	—	125,278
1.70%	—	—	—	—	281,123
1.75%	—	—	—	—	118,241
1.80%	—	—	—	—	102,131
1.85%	—	—	—	—	64,417
1.90%	—	—	—	—	74
Total	$12,374,587	$55,166,318	$29,593,425	$49,591,160	$66,809,381

Subaccount	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	$3,241	$821,664	$996,158	$427	$260,312
0.60%	—	14	—	56	13
0.75%	14,913,128	78,825,018	70,631,511	190,594	5,854,988
0.85%	—	17,841,459	18,549,990	88,609	3,102,376
0.95%	7,612,207	59,863,012	44,644,671	422,869	7,279,578
1.00%	2,352,222	11,360,694	7,418,054	20,875	547,251
1.05%	—	11,790,840	12,672,626	32,184	1,865,659
1.10%	—	8,289,182	8,072,684	168,820	2,460,315
1.15%	—	47,415	—	55	13
1.20%	997,645	8,358,317	3,237,584	254,660	2,507,688
1.25%	—	—	—	—	—
1.25%	—	2,116,957	2,861,809	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	72,403,313	22,117,719	—	—
1.25%	—	—	—	5,312	33,715
1.30%	—	7,056,907	2,169,026	14,362	1,167,237
1.35%	—	2,040,183	—	28,332	1,036,636
1.40%	—	815,280	—	55	481,521
1.45%	—	1,836,906	1,750,292	36,195	293,510
1.50%	—	539,857	—	47,530	70,557
1.55%	—	477,260	—	7,505	103,631
1.60%	—	507,526	—	55	75,347
1.65%	—	96,848	—	4,864	11,832
1.70%	—	167,680	—	55	190,671
1.75%	—	43,944	—	55	13
1.80%	—	172,675	—	55	8,443
1.85%	—	59,809	—	55	40,788
1.90%	—	14	—	55	13
Total	$25,878,443	$285,532,774	$195,122,124	$1,323,634	$27,392,107

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	93

Subaccount	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
0.55%	$189,341	$1,978,254	$3,334,469	$81,671	$1,777,959
0.60%	75	—	—	69	—
0.75%	1,032,769	211,253,373	302,974,906	2,140,696	63,187,208
0.85%	456,826	45,993,555	65,951,819	814,025	19,688,719
0.95%	1,811,242	152,135,388	177,189,158	2,513,202	35,847,527
1.00%	715,614	20,547,733	35,688,419	313,880	8,708,932
1.05%	870,382	32,658,708	31,456,015	467,532	9,138,697
1.10%	1,057,422	11,492,429	17,904,555	605,565	7,104,914
1.15%	75	—	—	68	—
1.20%	308,804	15,310,626	14,580,311	449,991	3,254,627
1.25%	—	—	79,155,761	—	35,585,750
1.25%	—	2,176,166	2,864,903	—	888,846
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	47,378,455	—	—	—
1.25%	184,972	—	—	43,248	—
1.30%	65,396	7,933,864	8,642,539	359,918	2,646,701
1.35%	161,765	—	—	195,569	—
1.40%	75	—	—	20,533	—
1.45%	174,540	3,172,842	2,542,559	201,346	564,999
1.50%	18,259	—	—	23,173	—
1.55%	75	—	—	6,336	—
1.60%	10,981	—	—	82	—
1.65%	75	—	—	76	—
1.70%	75	—	—	1,524	—
1.75%	75	—	—	132	—
1.80%	75	—	—	68	—
1.85%	75	—	—	68	—
1.90%	75	—	—	68	—
Total	$7,059,063	$552,031,393	$742,285,414	$8,238,840	$188,394,879

Subaccount	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	$1,065,984	$1,773,199	$1,927,355	$485,794	$1,375,895
0.60%	—	—	—	—	—
0.75%	64,506,161	137,870,014	58,015,626	22,921,503	75,244,153
0.85%	15,707,680	29,500,018	19,471,653	3,841,574	6,952,398
0.95%	49,969,391	109,651,747	38,953,372	14,264,418	39,944,831
1.00%	6,443,884	12,479,324	6,795,518	2,197,951	6,045,349
1.05%	10,488,069	18,134,927	14,145,698	2,739,233	3,945,202
1.10%	3,529,369	8,207,956	5,986,215	1,198,211	1,437,109
1.15%	—	—	—	—	—
1.20%	5,120,369	10,039,070	5,289,975	1,174,044	3,129,860
1.25%	—	—	—	—	—
1.25%	728,485	1,098,742	—	124,586	—
1.25%	—	—	—	—	—
1.25%	14,094,053	38,457,477	—	—	—
1.25%	—	—	—	32,954,585	—
1.25%	—	—	798,212	—	309,637
1.30%	3,296,614	4,600,048	3,927,295	602,772	499,465
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	905,570	2,613,939	1,390,314	198,853	70,273
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	$175,855,629	$374,426,461	$156,701,233	$82,703,524	$138,954,172

94	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Subaccount	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 3
0.55%	$532,614	$74	$1,122,824	$604,155	$148,089
0.60%	—	78	—	88	—
0.75%	161,512,295	2,085,810	61,641,525	11,048,889	31,523,266
0.85%	5,045,875	1,146,482	31,786,488	6,542,196	4,584,351
0.95%	81,512,555	4,106,194	34,402,662	7,996,579	17,623,527
1.00%	9,233,993	172,503	6,670,858	1,571,555	1,580,439
1.05%	3,598,450	854,320	15,407,581	3,467,929	2,287,995
1.10%	1,167,253	1,503,472	8,926,811	3,308,905	944,284
1.15%	—	21,113	—	12,240	—
1.20%	4,014,376	1,892,879	2,689,119	1,459,243	713,682
1.25%	—	—	—	—	—
1.25%	436,086	—	—	—	72,117
1.25%	—	—	—	—	28,701,065
1.25%	—	—	—	—	—
1.25%	144,582,311	—	—	—	—
1.25%	—	61,574	1,503,711	520,376	—
1.30%	750,773	832,164	3,923,393	1,678,549	466,483
1.35%	—	836,162	—	586,188	—
1.40%	—	389,426	—	117,177	—
1.45%	125,970	298,503	1,034,443	321,523	136,950
1.50%	—	314,224	—	191,368	—
1.55%	—	154,277	—	36,014	—
1.60%	—	14,755	—	11,965	—
1.65%	—	362,358	—	16,410	—
1.70%	—	244,013	—	9,452	—
1.75%	—	81	—	84	—
1.80%	—	29,527	—	4,044	—
1.85%	—	24,431	—	5,161	—
1.90%	—	77	—	88	—
Total	$412,512,551	$15,344,497	$169,109,415	$39,510,178	$88,782,248

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
0.55%	$794,849	$1,355	$410,830	$576,995	$530,277
0.60%	—	9	16	—	—
0.75%	34,131,939	819,239	73,535,900	21,695,823	30,032,817
0.85%	19,811,470	380,753	16,295,360	6,234,173	3,616,535
0.95%	20,839,482	968,249	57,555,057	14,963,647	18,985,206
1.00%	3,691,918	247,684	8,355,471	1,756,991	2,444,553
1.05%	10,408,937	196,433	10,767,807	3,978,564	2,876,375
1.10%	4,808,220	410,328	10,140,898	1,240,811	1,628,983
1.15%	—	9	11	—	—
1.20%	1,580,925	310,892	8,595,658	1,636,450	1,043,040
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	401,689	34,618	568,577	128,404	106,835
1.30%	2,583,739	317,732	5,500,218	929,881	951,648
1.35%	—	224,855	3,070,684	—	—
1.40%	—	15	631,478	—	—
1.45%	466,966	82,159	1,515,700	174,964	102,625
1.50%	—	3,786	838,492	—	—
1.55%	—	4,672	208,515	—	—
1.60%	—	9	209,947	—	—
1.65%	—	6,174	42,335	—	—
1.70%	—	9	135,371	—	—
1.75%	—	9	33,347	—	—
1.80%	—	9	4,570	—	—
1.85%	—	9	83,641	—	—
1.90%	—	9	16	—	—
Total	$99,520,134	$4,009,016	$198,499,899	$53,316,703	$62,318,894

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	95

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.55%	$1,586,952	$353,061	$274,844	$2,251,564	$3,103,143
0.60%	—	—	81	—	152
0.75%	49,258,519	12,297,059	8,932,605	79,880,460	171,264,322
0.85%	11,814,424	4,339,743	2,657,808	31,262,140	73,494,489
0.95%	40,430,490	8,803,818	7,906,341	64,278,279	118,611,523
1.00%	4,564,879	2,416,447	699,896	12,584,671	22,632,885
1.05%	6,369,271	2,875,680	2,348,387	22,400,176	44,849,948
1.10%	2,271,067	2,555,401	1,454,982	11,898,332	30,132,508
1.15%	—	—	79	—	105,122
1.20%	4,899,861	847,699	1,174,982	8,077,008	18,039,938
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	752,372	240,461	190,947	2,367,524	5,068,620
1.30%	2,655,461	1,079,068	1,289,665	8,812,195	16,222,552
1.35%	—	—	761,343	—	4,444,622
1.40%	—	—	281,265	—	1,246,519
1.45%	1,461,702	315,884	203,988	4,075,281	4,715,284
1.50%	—	—	197,050	—	1,089,843
1.55%	—	—	84,176	—	341,339
1.60%	—	—	49,681	—	125,787
1.65%	—	—	28,535	—	345,075
1.70%	—	—	86,672	—	249,933
1.75%	—	—	10,340	—	78,833
1.80%	—	—	79,864	—	115,716
1.85%	—	—	15,460	—	73,017
1.90%	—	—	78	—	99,455
Total	$126,064,998	$36,124,321	$28,729,069	$247,887,630	$516,450,625

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2
0.55%	$132,014	$529,102	$35,614	$43,461	$746,545
0.60%	—	—	—	75	—
0.75%	31,387,031	63,839,196	9,404,313	10,869,943	68,913,178
0.85%	—	—	—	3,693,047	12,477,819
0.95%	24,212,745	47,400,636	6,788,679	10,734,540	42,172,938
1.00%	—	—	—	1,593,432	7,792,350
1.05%	—	—	—	3,845,181	5,838,178
1.10%	—	—	—	2,631,528	4,240,353
1.15%	—	—	—	74	—
1.20%	—	—	—	2,980,609	3,935,580
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	550,369	569,292
1.30%	—	—	—	1,363,423	2,691,118
1.35%	—	—	—	879,525	—
1.40%	—	—	—	163,389	—
1.45%	—	—	—	629,482	438,768
1.50%	—	—	—	312,411	—
1.55%	—	—	—	74	—
1.60%	—	—	—	83,651	—
1.65%	—	—	—	74	—
1.70%	—	—	—	96,861	—
1.75%	—	—	—	39,452	—
1.80%	—	—	—	24,356	—
1.85%	—	—	—	23,298	—
1.90%	—	—	—	74	—
Total	$55,731,790	$111,768,934	$16,228,606	$40,558,329	$149,816,119

96	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Subaccount	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor
0.55%	$303,046	$1,291,570	$157,716	$1,843,653	$52,268
0.60%	83	113	99	—	73
0.75%	13,541,252	61,896,311	9,024,473	133,956,761	123,043
0.85%	6,804,936	16,997,267	4,241,111	—	105,902
0.95%	14,194,407	42,043,891	9,255,948	81,273,546	368,961
1.00%	1,534,916	8,235,937	1,983,525	15,854,612	72
1.05%	4,492,911	6,725,627	1,901,803	—	153,009
1.10%	4,715,904	5,623,306	2,655,674	—	68,020
1.15%	82	44,549	98	—	72
1.20%	5,079,429	5,841,514	1,790,386	7,751,361	82,381
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	486,604	387,088	221,264	—	2,540
1.30%	3,450,993	2,838,666	1,255,128	—	43,823
1.35%	2,093,888	966,392	750,956	—	17,213
1.40%	361,163	268,173	17,391	—	72
1.45%	2,306,005	461,675	633,984	—	72
1.50%	334,015	232,216	96,859	—	72
1.55%	210,374	166,839	35,153	—	72
1.60%	175,662	90,044	46,358	—	72
1.65%	65,688	32,093	97	—	4,239
1.70%	233,205	83,234	78,428	—	72
1.75%	10,727	4,677	32,911	—	72
1.80%	104,569	7,986	38,529	—	72
1.85%	90,287	110	22,054	—	24,210
1.90%	81	100	49,666	—	72
Total	$60,590,227	$154,239,378	$34,289,611	$240,679,933	$1,046,474

Subaccount	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.55%	$7,817	$923,926	$3,847	$327,349	$1,172,422
0.60%	—	—	—	78	—
0.75%	4,429,844	75,726,395	9,072,336	6,156,853	92,692,208
0.85%	—	10,017,516	—	2,272,308	17,882,826
0.95%	3,096,892	47,856,967	5,918,608	7,570,806	49,290,219
1.00%	—	6,872,831	—	2,818,610	16,903,013
1.05%	—	5,321,164	—	1,710,244	9,277,001
1.10%	—	1,633,835	—	3,908,830	4,790,591
1.15%	—	—	—	8,514	—
1.20%	—	3,399,102	—	2,801,746	7,820,818
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	544,755	—	228,195	866,729
1.30%	—	998,826	—	3,214,301	2,884,784
1.35%	—	—	—	1,393,025	—
1.40%	—	—	—	158,173	—
1.45%	—	222,742	—	779,106	642,344
1.50%	—	—	—	275,905	—
1.55%	—	—	—	41,406	—
1.60%	—	—	—	198,923	—
1.65%	—	—	—	94,252	—
1.70%	—	—	—	65,576	—
1.75%	—	—	—	51,647	—
1.80%	—	—	—	26,093	—
1.85%	—	—	—	18,754	—
1.90%	—	—	—	76	—
Total	$7,534,553	$153,518,059	$14,994,791	$34,120,770	$204,222,955

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	97

Subaccount	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
0.55%	$344,298	$475,240	$126,938	$168,000	$22,218
0.60%	—	—	—	83	—
0.75%	18,090,395	36,707,936	9,675,116	8,251,275	10,131,511
0.85%	11,337,723	14,631,829	—	5,246,286	—
0.95%	12,151,366	27,005,638	6,353,294	9,872,569	4,901,027
1.00%	2,427,060	4,033,312	127,737	1,662,591	—
1.05%	6,719,416	8,547,276	—	2,833,966	—
1.10%	3,765,789	4,176,459	—	5,812,012	—
1.15%	—	—	—	83	—
1.20%	846,996	1,730,827	174,009	3,703,120	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	285,604	528,464	—	239,740	—
1.30%	1,463,013	1,715,639	—	3,254,530	—
1.35%	—	—	—	2,177,969	—
1.40%	—	—	—	208,859	—
1.45%	347,185	430,911	—	905,895	—
1.50%	—	—	—	164,626	—
1.55%	—	—	—	149,978	—
1.60%	—	—	—	45,301	—
1.65%	—	—	—	18,925	—
1.70%	—	—	—	239,139	—
1.75%	—	—	—	9,721	—
1.80%	—	—	—	77,468	—
1.85%	—	—	—	63,649	—
1.90%	—	—	—	82	—
Total	$57,778,845	$99,983,531	$16,457,094	$45,105,867	$15,054,756

Subaccount	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
0.55%	$213,003	$92	$65,553	$414,822	$182,777
0.60%	77	92	—	152	—
0.75%	5,723,063	2,543,793	11,656,330	15,855,451	22,415,055
0.85%	2,089,027	3,366,604	—	11,503,703	—
0.95%	5,470,358	2,723,157	6,379,409	11,172,939	16,268,404
1.00%	711,792	8,532	428,327	2,070,402	966,647
1.05%	1,037,625	997,280	—	4,643,803	—
1.10%	995,725	320,961	—	3,004,389	—
1.15%	76	91	—	24,100	—
1.20%	798,649	163,585	183,119	1,296,445	421,311
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	156,762	52,002	—	326,568	—
1.30%	466,081	50,778	—	1,450,163	—
1.35%	455,218	143,390	—	202,738	—
1.40%	16,012	173,655	—	6,670	—
1.45%	421,072	189,525	—	411,254	—
1.50%	199,078	247,988	—	86,984	—
1.55%	49,024	28,918	—	47,681	—
1.60%	35,860	45,215	—	6,505	—
1.65%	4,341	90	—	161	—
1.70%	40,737	90	—	8,558	—
1.75%	75	90	—	172	—
1.80%	42,048	5,323	—	6,422	—
1.85%	11,755	9,369	—	15,089	—
1.90%	75	89	—	146	—
Total	$18,937,533	$11,070,709	$18,712,738	$52,555,317	$40,254,194

98	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
0.55%	$50,640	$194,145	$290,698	$2,017,585	$475,548
0.60%	84	—	—	145	—
0.75%	2,753,687	34,957,128	23,632,437	93,921,101	20,481,878
0.85%	2,714,222	5,019,435	—	37,891,713	9,774,842
0.95%	2,820,986	22,179,716	16,048,033	69,359,701	13,483,918
1.00%	519,399	4,697,644	2,413,868	11,121,789	3,702,356
1.05%	1,097,794	4,309,324	—	21,477,353	5,913,944
1.10%	2,511,455	2,485,727	—	12,545,293	4,020,405
1.15%	83	—	—	10,916	—
1.20%	769,744	1,856,899	1,429,043	10,301,092	1,722,538
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	463,644	774,392	—	1,064,453	388,609
1.30%	919,298	1,080,103	—	6,880,007	2,122,721
1.35%	624,000	—	—	1,546,365	—
1.40%	8,602	—	—	866,581	—
1.45%	429,008	599,155	—	2,080,542	545,783
1.50%	31,730	—	—	1,401,909	—
1.55%	55,312	—	—	291,820	—
1.60%	48,906	—	—	196,182	—
1.65%	257,904	—	—	203,579	—
1.70%	636,735	—	—	312,435	—
1.75%	83	—	—	72,661	—
1.80%	55,155	—	—	75,490	—
1.85%	83	—	—	161,453	—
1.90%	83	—	—	140	—
Total	$16,768,637	$78,153,668	$43,814,079	$273,800,305	$62,632,542

Subaccount	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
0.55%	$312,669	$678	$321,175	$836,057	$4,231,673
0.60%	102	74	—	179	74
0.75%	12,387,084	389,286	5,658,072	36,973,175	183,943,075
0.85%	7,865,797	29,666	3,263,071	12,233,493	57,779,264
0.95%	10,003,191	384,410	3,701,083	25,298,002	138,454,879
1.00%	1,710,267	37,082	510,378	7,691,302	24,289,720
1.05%	4,431,772	21,382	2,060,247	8,703,545	42,014,987
1.10%	2,703,232	69,396	1,302,722	4,976,455	20,385,231
1.15%	5,695	74	—	6,841	5,208
1.20%	1,735,253	20,506	211,736	5,311,064	17,342,280
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	464,284	74	110,607	1,165,790	3,111,440
1.30%	1,643,157	74	607,612	3,115,535	13,798,635
1.35%	719,764	85,787	—	1,486,060	401,818
1.40%	69,469	5,110	—	142,312	73
1.45%	438,903	74	65,244	847,775	5,291,873
1.50%	76,060	93	—	203,548	87,472
1.55%	137,788	74	—	462,587	45,971
1.60%	16,635	74	—	98,059	86,751
1.65%	20,254	74	—	68,373	73
1.70%	31,707	23,946	—	131,397	120,828
1.75%	6,249	10,006	—	50,002	73
1.80%	44,688	13,318	—	622	76
1.85%	98	74	—	174	18,557
1.90%	97	74	—	174	73
Total	$44,824,215	$1,091,406	$17,811,947	$109,802,521	$511,410,104

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	99

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Multi- Cap Gro, Cl IB
0.55%	$873,404	$557,687	$3,581	$63,265	$63,344
0.60%	125	81	74	2,124	—
0.75%	27,846,077	48,557,056	552,888	2,384,387	18,405,162
0.85%	11,557,306	20,851,446	183,744	906,037	—
0.95%	21,473,929	44,162,227	997,475	3,243,414	11,719,794
1.00%	5,788,435	7,137,081	31,171	513,043	633,483
1.05%	9,747,079	15,949,600	381,281	809,628	—
1.10%	5,012,127	7,905,677	368,974	1,090,400	—
1.15%	123	74	73	2,104	—
1.20%	3,872,162	8,182,503	327,783	574,364	415,106
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	622,966	2,397,733	2,162	17,399	—
1.30%	2,878,426	6,223,468	339,318	358,644	—
1.35%	739,261	766,911	211,735	559,451	—
1.40%	183,929	787,254	305,400	2,095	—
1.45%	530,950	1,739,357	28,828	407,146	—
1.50%	238,385	615,009	77,535	65,339	—
1.55%	125,181	323,065	2,800	24,944	—
1.60%	73,788	35,518	132	6,181	—
1.65%	24,612	273,079	155,283	2,087	—
1.70%	50,404	42,617	72	120,098	—
1.75%	42,303	79,719	72	2,084	—
1.80%	3,248	5,935	72	2,082	—
1.85%	5,363	78	72	69,479	—
1.90%	121	78	72	2,078	—
Total	$91,689,704	$166,593,253	$3,970,597	$11,227,873	$31,236,889

Subaccount	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	$86,187	$109,349	$157,024	$2,761,617	$14,288,243
0.60%	—	—	55	13	—
0.75%	12,685,412	13,011,107	1,164,180	97,061,411	197,811,244
0.85%	—	—	1,208,746	450,011,510	535,596,937
0.95%	10,721,668	11,166,001	1,183,078	302,274,883	82,344,379
1.00%	—	—	159,722	12,101,988	20,778,971
1.05%	—	—	272,696	27,719,069	170,244,854
1.10%	—	—	512,639	59,671,370	93,407,136
1.15%	—	—	9,371	68,094	—
1.20%	—	—	266,434	157,820,801	5,683,780
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	17,471	2,357,983	6,972,929
1.30%	—	—	203,784	28,535,928	21,973,791
1.35%	—	—	103,205	8,200,235	—
1.40%	—	—	15,093	8,425,531	—
1.45%	—	—	24,574	10,569,322	1,868,966
1.50%	—	—	52,888	1,885,430	—
1.55%	—	—	4,484	1,205,629	—
1.60%	—	—	3,497	830,196	—
1.65%	—	—	4,882	5,891,738	—
1.70%	—	—	4,192	396,565	—
1.75%	—	—	10,700	574,423	—
1.80%	—	—	54	86,555	—
1.85%	—	—	54	268,273	—
1.90%	—	—	54	13	—
Total	$23,493,267	$24,286,457	$5,378,877	$1,178,718,577	$1,150,971,230

100	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Subaccount	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP GS Commodity Strategy, Cl 2
0.55%	$61,352	$675,747	$3,297,979	$450,198	$8,534
0.60%	83	—	11	—	59
0.75%	3,610,093	53,809,961	59,736,775	94,858,627	409,365
0.85%	1,251,323	15,134,063	104,734,821	277,234,090	236,902
0.95%	2,629,051	37,248,350	120,775,989	78,476,901	663,492
1.00%	883,779	6,194,255	7,855,185	8,696,340	80,260
1.05%	535,320	8,895,712	28,443,150	171,700,790	152,870
1.10%	757,857	3,556,382	23,081,916	77,261,327	368,770
1.15%	84	—	13,107	—	58
1.20%	529,444	5,044,496	84,013,666	9,715,599	264,204
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	190,786	819,473	4,546,270	10,530,104	9,326
1.30%	424,240	4,769,309	35,117,608	54,043,062	85,291
1.35%	129,531	—	12,155,158	—	74,420
1.40%	83	—	11,238,924	—	12,366
1.45%	118,850	1,418,236	11,980,178	21,109,781	45,347
1.50%	44,876	—	2,246,761	—	37,168
1.55%	18,556	—	6,005,258	—	7,036
1.60%	1,337	—	1,413,851	—	58
1.65%	5,520	—	6,149,390	—	58
1.70%	46,207	—	5,524,226	—	58
1.75%	162	—	916,034	—	58
1.80%	83	—	2,019,438	—	58
1.85%	10,185	—	455,343	—	58
1.90%	83	—	671,321	—	58
Total	$11,248,885	$137,565,984	$532,392,359	$804,076,819	$2,455,874

Subaccount	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
0.55%	$5,111,233	$18,801,671	$5,136,528	$16,258,820	$2,977,317
0.60%	6,098	—	13	—	12
0.75%	527,736,065	1,410,223,484	314,059,445	742,931,485	162,898,578
0.85%	2,180,934,556	4,792,454,309	1,518,044,544	1,844,979,387	333,009,557
0.95%	1,799,474,064	861,525,600	1,030,795,729	368,344,721	412,385,331
1.00%	62,456,057	151,770,544	31,418,626	67,014,643	19,326,448
1.05%	191,286,096	1,906,823,263	107,894,563	673,718,731	67,402,415
1.10%	301,373,482	1,117,039,253	191,108,981	313,803,666	64,034,182
1.15%	1,310,528	—	336,401	—	643,875
1.20%	1,168,528,822	75,147,409	564,305,702	17,732,012	230,523,615
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	23,498,891	43,205,830	11,644,286	28,616,995	7,786,470
1.30%	223,723,902	456,977,746	101,645,027	90,249,989	64,480,216
1.35%	91,715,147	—	41,397,961	—	25,774,113
1.40%	69,067,044	—	29,495,685	—	24,438,433
1.45%	104,054,397	39,254,772	48,221,005	9,715,244	29,860,251
1.50%	23,801,013	—	10,568,123	—	7,014,602
1.55%	22,075,128	—	4,177,214	—	10,860,460
1.60%	18,196,423	—	5,373,097	—	5,469,734
1.65%	35,441,188	—	13,779,161	—	9,766,953
1.70%	11,492,923	—	2,285,171	—	7,820,462
1.75%	5,301,417	—	2,538,766	—	4,675,251
1.80%	2,275,581	—	894,851	—	2,075,832
1.85%	4,071,814	—	473,343	—	2,323,371
1.90%	104,038	—	11	—	245,043
Total	$6,873,035,907	$10,873,223,881	$4,035,594,233	$4,173,365,693	$1,495,792,521

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	101

Subaccount	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyrford Intl Eq, Cl 2
0.55%	$5,510,852	$74	$75	$435,212	$10,359
0.60%	—	74	75	—	78
0.75%	326,094,967	92,962	205,075	59,785,071	428,266
0.85%	857,969,536	27,972	34,913	9,605,938	336,185
0.95%	240,929,082	100,341	127,385	32,118,225	671,901
1.00%	38,232,924	14,545	7,284	6,481,457	163,868
1.05%	438,465,326	179,592	9,284	5,003,814	134,109
1.10%	262,614,633	15,387	114,027	2,098,671	172,073
1.15%	—	74	75	—	78
1.20%	24,415,936	55,037	68,260	2,942,052	89,522
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	20,432,302	24,674	4,462	235,936	12,650
1.30%	152,693,176	27,088	134,706	884,487	50,970
1.35%	—	58,582	43,049	—	58,814
1.40%	—	74	75	—	5,502
1.45%	31,904,614	74	16,294	341,198	6,124
1.50%	—	17,636	12,247	—	2,079
1.55%	—	74	11,108	—	561
1.60%	—	49,345	49,368	—	77
1.65%	—	27,775	75	—	77
1.70%	—	74	75	—	77
1.75%	—	74	75	—	77
1.80%	—	74	75	—	77
1.85%	—	74	75	—	77
1.90%	—	74	75	—	77
Total	$2,399,263,348	$691,750	$838,212	$119,932,061	$2,143,678

Subaccount	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
0.55%	$406,216	$303,953	$109,843	$2,838,966	$1,805,260
0.60%	—	—	75	—	—
0.75%	14,185,688	7,199,768	773,324	120,154,201	157,867,767
0.85%	9,860,382	2,927,760	619,998	30,345,257	27,914,255
0.95%	7,785,462	3,885,109	1,020,581	71,086,037	95,058,908
1.00%	871,881	841,650	65,407	16,713,750	21,699,076
1.05%	4,324,253	1,645,984	494,833	16,885,430	15,460,137
1.10%	1,931,241	559,311	491,652	8,807,768	7,602,363
1.15%	—	—	75,696	—	—
1.20%	718,239	335,693	615,016	7,406,484	8,398,342
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	243,701	147,451	14,574	1,076,362	1,228,651
1.30%	1,293,431	268,902	220,517	3,990,822	3,238,438
1.35%	—	—	461,324	—	—
1.40%	—	—	75,425	—	—
1.45%	196,496	80,567	86,385	871,068	774,452
1.50%	—	—	138,227	—	—
1.55%	—	—	2,739	—	—
1.60%	—	—	14,590	—	—
1.65%	—	—	64,141	—	—
1.70%	—	—	2,192	—	—
1.75%	—	—	8,984	—	—
1.80%	—	—	17,922	—	—
1.85%	—	—	24,349	—	—
1.90%	—	—	75	—	—
Total	$41,816,990	$18,196,148	$5,397,869	$280,176,145	$341,047,649

102	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Subaccount	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	$9,643	$243,633	$215,949	$23,391
0.60%	—	—	106	74
0.75%	17,143,444	14,890,010	21,354,797	1,262,624
0.85%	—	5,612,404	11,383,742	590,680
0.95%	10,630,552	10,343,006	15,876,785	1,893,157
1.00%	2,167,695	2,623,844	3,171,597	90,778
1.05%	—	2,512,227	6,346,905	327,498
1.10%	—	1,605,461	3,652,415	435,963
1.15%	—	—	104	74
1.20%	862,369	1,405,845	2,265,204	288,750
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	269,097	421,692	31,157
1.30%	—	996,767	1,907,511	309,824
1.35%	—	—	840,718	136,624
1.40%	—	—	76,092	135,587
1.45%	—	230,427	600,209	262,397
1.50%	—	—	232,891	94,093
1.55%	—	—	40,815	73
1.60%	—	—	43,342	22,481
1.65%	—	—	47,472	8,591
1.70%	—	—	169,602	52,979
1.75%	—	—	125	73
1.80%	—	—	46,090	73
1.85%	—	—	15,243	6,276
1.90%	—	—	102	73
Total	$30,813,703	$40,732,721	$68,709,508	$5,973,290

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2014	4,422	$1.11	to	$1.08	$4,862	0.40%	0.55%	to	1.90%	3.64%		to	2.24%
2013	3,436	$1.07	to	$1.06	$3,664	0.27%	0.55%	to	1.90%	5.02	%(10)	to	4.05	%(10)
AB VPS Global Thematic Gro, Cl B
2014	6,468	$1.40	to	$1.31	$8,797	—	0.55%	to	1.45%	4.23%		to	3.30%
2013	6,956	$1.34	to	$1.27	$9,114	0.02%	0.55%	to	1.45%	22.25%		to	21.16%
2012	7,945	$1.10	to	$1.05	$8,575	—	0.55%	to	1.45%	12.62%		to	11.61%
2011	10,598	$0.97	to	$0.94	$10,183	0.37%	0.55%	to	1.45%	(23.83%)		to	(24.51%)
2010	14,008	$1.28	to	$1.24	$17,720	2.09%	0.55%	to	1.45%	17.93%		to	16.88%
AB VPS Gro & Inc, Cl B
2014	60,620	$1.94	to	$1.61	$112,029	1.10%	0.55%	to	1.45%	8.69%		to	7.72%
2013	71,637	$1.79	to	$1.49	$122,245	1.14%	0.55%	to	1.45%	33.85%		to	32.66%
2012	82,727	$1.33	to	$1.13	$106,000	1.33%	0.55%	to	1.45%	16.60%		to	15.55%
2011	96,883	$1.14	to	$0.97	$107,039	1.10%	0.55%	to	1.45%	5.49%		to	4.55%
2010	110,775	$1.08	to	$0.93	$116,597	—	0.55%	to	1.45%	12.18%		to	11.18%
AB VPS Intl Val, Cl B
2014	121,352	$1.78	to	$0.80	$174,668	3.23%	0.55%	to	1.45%	(6.97%)		to	(7.81%)
2013	141,035	$1.91	to	$0.87	$221,774	5.77%	0.55%	to	1.45%	22.06%		to	20.96%
2012	165,112	$1.57	to	$0.72	$215,933	1.29%	0.55%	to	1.45%	13.57%		to	12.55%
2011	203,415	$1.38	to	$0.64	$236,221	3.69%	0.55%	to	1.45%	(19.88%)		to	(20.60%)
2010	253,176	$1.72	to	$0.81	$369,702	2.33%	0.55%	to	1.45%	3.73%		to	2.80%
ALPS Alerian Engy Infr, Class III
2014	40,641	$1.19	to	$1.16	$48,082	0.17%	0.55%	to	1.90%	11.30%		to	9.79%
2013	14,759	$1.07	to	$1.06	$15,720	—	0.55%	to	1.90%	6.81	%(11)	to	5.84	%(11)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	103

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Intl, Cl I
2014	8,407	$1.53	to	$1.44	$12,375	1.70%	0.55%	to	0.95%	(6.03%)		to	(6.40%)
2013	9,425	$1.63	to	$1.54	$14,797	1.74%	0.55%	to	0.95%	21.74%		to	21.25%
2012	11,074	$1.34	to	$1.27	$14,313	0.89%	0.55%	to	0.95%	20.49%		to	20.01%
2011	14,469	$1.11	to	$1.06	$15,550	1.49%	0.55%	to	0.95%	(12.52%)		to	(12.87%)
2010	19,455	$1.27	to	$1.21	$23,954	2.46%	0.55%	to	0.95%	12.67%		to	12.22%
AC VP Mid Cap Val, Cl II
2014	29,042	$1.76	to	$2.04	$55,166	1.04%	0.55%	to	1.45%	15.60%		to	14.57%
2013	31,662	$1.53	to	$1.78	$52,078	1.06%	0.55%	to	1.45%	29.19%		to	28.03%
2012	32,200	$1.18	to	$1.39	$41,208	1.85%	0.55%	to	1.45%	15.59%		to	14.55%
2011	35,063	$1.02	to	$1.21	$38,863	1.19%	0.55%	to	1.45%	(1.39%)		to	(2.27%)
2010	39,383	$1.04	to	$1.24	$44,145	1.31%	0.55%	to	1.45%	18.33%		to	17.26%
AC VP Ultra, Cl II
2014	16,639	$1.81	to	$1.75	$29,593	0.23%	0.55%	to	1.45%	9.23%		to	8.25%
2013	18,619	$1.65	to	$1.62	$30,406	0.41%	0.55%	to	1.45%	36.17%		to	34.95%
2012	21,817	$1.21	to	$1.20	$26,222	—	0.55%	to	1.45%	13.16%		to	12.14%
2011	24,050	$1.07	to	$1.07	$25,618	—	0.55%	to	1.45%	0.31%		to	(0.59%)
2010	26,550	$1.07	to	$1.08	$28,287	0.36%	0.55%	to	1.45%	15.19%		to	14.15%
AC VP Val, Cl I
2014	17,381	$2.95	to	$2.78	$49,591	1.54%	0.55%	to	0.95%	12.46%		to	12.01%
2013	20,142	$2.63	to	$2.48	$51,196	1.64%	0.55%	to	0.95%	31.00%		to	30.48%
2012	22,999	$2.00	to	$1.90	$44,739	1.89%	0.55%	to	0.95%	13.95%		to	13.49%
2011	27,810	$1.76	to	$1.67	$47,556	2.02%	0.55%	to	0.95%	0.46%		to	0.06%
2010	36,229	$1.75	to	$1.67	$61,756	2.14%	0.55%	to	0.95%	12.80%		to	12.35%
BlackRock Global Alloc, Cl III
2014	56,147	$1.19	to	$1.15	$66,809	2.51%	0.55%	to	1.90%	1.37%		to	0.01%
2013	40,444	$1.17	to	$1.15	$47,699	1.74%	0.55%	to	1.90%	13.79%		to	12.26%
2012	11,013	$1.03	to	$1.02	$11,368	4.15%	0.55%	to	1.90%	2.68	%(9)	to	1.76	%(9)
Calvert VP SRI Bal
2014	16,504	$1.61	to	$1.67	$25,878	1.54%	0.55%	to	1.20%	9.06%		to	8.35%
2013	18,358	$1.47	to	$1.54	$26,440	1.06%	0.55%	to	1.20%	17.36%		to	16.60%
2012	19,606	$1.26	to	$1.33	$24,109	1.18%	0.55%	to	1.20%	9.90%		to	9.19%
2011	21,309	$1.14	to	$1.21	$23,915	1.24%	0.55%	to	1.20%	3.99%		to	3.32%
2010	24,838	$1.10	to	$1.17	$26,851	1.37%	0.55%	to	1.20%	11.48%		to	10.76%
Col VP Bal, Cl 3
2014	147,257	$1.86	to	$1.33	$285,533	—	0.55%	to	1.90%	9.52%		to	8.06%
2013	143,159	$1.70	to	$1.23	$258,003	—	0.55%	to	1.90%	20.78%		to	19.16%
2012	139,007	$1.41	to	$1.03	$211,945	—	0.55%	to	1.90%	13.64%		to	3.54	%(9)
2011	156,899	$1.24	to	$1.14	$211,288	—	0.55%	to	1.80%	1.83%		to	0.57%
2010	182,004	$1.22	to	$1.14	$241,934	—	0.55%	to	1.80%	11.91%		to	13.84	%(6)
Col VP Cash Mgmt, Cl 3
2014	174,167	$1.21	to	$0.97	$195,122	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.42%)
2013	218,622	$1.21	to	$0.99	$247,051	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
2012	257,767	$1.22	to	$1.00	$295,327	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
2011	335,563	$1.23	to	$1.02	$387,974	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.42%)
2010	361,513	$1.23	to	$1.03	$417,463	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.42%)
Col VP Commodity Strategy, Cl 2
2014	1,840	$0.73	to	$0.71	$1,324	—	0.55%	to	1.90%	(21.89%)		to	(22.94%)
2013	650	$0.93	to	$0.92	$602	—	0.55%	to	1.90%	(5.82	%)(11)	to	(6.67	%)(11)
Col VP Contrarian Core, Cl 2
2014	20,221	$1.36	to	$1.33	$27,392	—	0.55%	to	1.90%	12.22%		to	10.71%
2013	7,634	$1.22	to	$1.20	$9,255	—	0.55%	to	1.90%	19.89	%(10)	to	18.81	%(10)
Col VP Core Bond, Cl 2
2014	7,112	$1.00	to	$0.98	$7,059	0.96%	0.55%	to	1.90%	4.67%		to	3.27%
2013	1,486	$0.96	to	$0.95	$1,416	—	0.55%	to	1.90%	(4.45	%)(11)	to	(5.32	%)(11)

104	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Inter Bond, Cl 3
2014	323,775	$1.88	to	$1.34	$552,031	2.59%	0.55%	to	1.45%	4.74%		to	3.80%
2013	406,205	$1.79	to	$1.29	$663,231	4.44%	0.55%	to	1.45%	(2.93%)		to	(3.80%)
2012	596,330	$1.85	to	$1.35	$1,003,600	3.86%	0.55%	to	1.45%	6.97%		to	6.00%
2011	642,765	$1.73	to	$1.27	$1,017,799	4.49%	0.55%	to	1.45%	6.10%		to	5.14%
2010	773,783	$1.63	to	$1.21	$1,161,761	2.87%	0.55%	to	1.45%	7.73%		to	6.76%
Col VP Divd Opp, Cl 3
2014	338,172	$2.53	to	$1.45	$742,285	—	0.55%	to	1.45%	9.30%		to	8.32%
2013	390,027	$2.31	to	$1.34	$789,841	—	0.55%	to	1.45%	26.02%		to	24.89%
2012	436,246	$1.83	to	$1.07	$708,211	—	0.55%	to	1.45%	13.36%		to	12.34%
2011	533,665	$1.62	to	$0.95	$770,563	—	0.55%	to	1.45%	(5.53%)		to	(6.38%)
2010	652,140	$1.71	to	$1.02	$1,003,948	—	0.55%	to	1.45%	16.19%		to	15.15%
Col VP Emerg Mkts Bond, Cl 2
2014	9,067	$0.91	to	$0.89	$8,239	5.64%	0.55%	to	1.90%	0.88%		to	(0.47%)
2013	3,820	$0.91	to	$0.90	$3,452	7.35%	0.55%	to	1.90%	(9.49	%)(10)	to	(10.30	%)(10)
Col VP Emer Mkts, Cl 3
2014	92,569	$2.46	to	$1.45	$188,395	0.23%	0.55%	to	1.45%	(2.80%)		to	(3.68%)
2013	108,814	$2.53	to	$1.51	$230,493	0.58%	0.55%	to	1.45%	(2.34%)		to	(3.22%)
2012	124,470	$2.59	to	$1.56	$272,137	0.38%	0.55%	to	1.45%	19.93%		to	18.85%
2011	148,254	$2.16	to	$1.31	$272,219	1.14%	0.55%	to	1.45%	(21.45%)		to	(22.16%)
2010	179,452	$2.75	to	$1.69	$422,000	1.50%	0.55%	to	1.45%	19.10%		to	18.03%
Col VP Global Bond, Cl 3
2014	106,817	$1.84	to	$1.23	$175,856	—	0.55%	to	1.45%	0.24%		to	(0.66%)
2013	135,912	$1.84	to	$1.24	$224,150	5.89%	0.55%	to	1.45%	(8.21%)		to	(9.04%)
2012	180,927	$2.01	to	$1.37	$325,966	2.65%	0.55%	to	1.45%	5.80%		to	4.84%
2011	208,801	$1.90	to	$1.30	$357,712	2.85%	0.55%	to	1.45%	4.21%		to	3.28%
2010	247,731	$1.82	to	$1.26	$410,469	3.34%	0.55%	to	1.45%	6.00%		to	5.05%
Col VP Hi Yield Bond, Cl 3
2014	168,851	$2.40	to	$1.72	$374,426	6.19%	0.55%	to	1.45%	3.05%		to	2.12%
2013	191,728	$2.32	to	$1.68	$415,832	6.54%	0.55%	to	1.45%	5.49%		to	4.54%
2012	221,316	$2.20	to	$1.61	$458,083	7.32%	0.55%	to	1.45%	15.10%		to	14.06%
2011	242,259	$1.91	to	$1.41	$439,609	8.25%	0.55%	to	1.45%	5.10%		to	4.15%
2010	288,799	$1.82	to	$1.35	$501,482	9.04%	0.55%	to	1.45%	13.34%		to	12.32%
Col VP Inc Opp, Cl 3
2014	84,321	$1.96	to	$1.69	$156,701	—	0.55%	to	1.45%	3.20%		to	2.27%
2013	100,497	$1.90	to	$1.65	$181,632	13.13%	0.55%	to	1.45%	4.45%		to	3.51%
2012	128,289	$1.82	to	$1.60	$223,153	6.55%	0.55%	to	1.45%	14.17%		to	13.14%
2011	131,375	$1.59	to	$1.41	$200,839	9.24%	0.55%	to	1.45%	5.68%		to	4.73%
2010	148,512	$1.51	to	$1.35	$215,637	3.28%	0.55%	to	1.45%	12.43%		to	11.42%
Col VP Select Intl Eq, Cl 3
2014	61,880	$1.23	to	$1.17	$82,704	1.78%	0.55%	to	1.45%	(9.06%)		to	(9.88%)
2013	71,770	$1.35	to	$1.30	$105,664	1.65%	0.55%	to	1.45%	21.49%		to	20.40%
2012	81,718	$1.11	to	$1.08	$99,396	1.54%	0.55%	to	1.45%	17.06%		to	16.00%
2011	101,842	$0.95	to	$0.93	$106,021	1.34%	0.55%	to	1.45%	(12.90%)		to	(13.68%)
2010	124,228	$1.09	to	$1.08	$149,105	1.44%	0.55%	to	1.45%	13.27%		to	12.25%
Col VP Lg Cap Gro, Cl 3
2014	120,240	$1.12	to	$1.60	$138,954	—	0.55%	to	1.45%	13.41%		to	12.39%
2013	138,336	$0.99	to	$1.43	$140,705	—	0.55%	to	1.45%	29.55%		to	28.39%
2012	156,364	$0.76	to	$1.11	$122,727	—	0.55%	to	1.45%	19.49%		to	18.41%
2011	183,234	$0.64	to	$0.94	$120,479	—	0.55%	to	1.45%	(3.76%)		to	(4.62%)
2010	218,835	$0.66	to	$0.98	$150,066	—	0.55%	to	1.45%	16.52%		to	15.47%
Col VP Lg Core Quan, Cl 3
2014	246,847	$1.49	to	$1.64	$412,513	—	0.55%	to	1.45%	14.59%		to	13.56%
2013	292,546	$1.30	to	$1.44	$424,609	—	0.55%	to	1.45%	32.92%		to	31.72%
2012	342,553	$0.97	to	$1.10	$373,715	—	0.55%	to	1.45%	13.24%		to	12.22%
2011	398,158	$0.86	to	$0.98	$384,119	—	0.55%	to	1.45%	4.65%		to	3.71%
2010	471,053	$0.82	to	$0.94	$436,202	—	0.55%	to	1.45%	16.69%		to	15.64%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	105

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Limited Duration Cr, Cl 2
2014	14,721	$0.95	to	$1.00	$15,344	1.41%	0.55%	to	1.90%	(1.74	%)(12)	to	(1.58%)
2013	8,465	$1.04	to	$1.01	$9,032	2.03%	0.60%	to	1.90%	0.58%		to	(0.72%)
2012	5,819	$1.03	to	$1.02	$6,204	2.56%	0.60%	to	1.90%	2.93	%(9)	to	2.03	%(9)
2011	3,967	$1.02	to	$1.01	$4,044	1.43%	0.85%	to	1.80%	1.24%		to	0.28%
2010	1,213	$1.01	to	$1.01	$1,227	—	0.85%	to	1.80%	1.20	%(6)	to	0.77	%(6)
Col VP Marsico Gro, Cl 1
2014	97,450	$1.74	to	$1.73	$169,109	0.21%	0.55%	to	1.45%	8.82%		to	7.84%
2013	116,187	$1.60	to	$1.60	$185,728	0.24%	0.55%	to	1.45%	34.90%		to	33.69%
2012	140,799	$1.19	to	$1.20	$167,362	0.68%	0.55%	to	1.45%	11.62%		to	10.61%
2011	174,067	$1.06	to	$1.08	$185,686	0.29%	0.55%	to	1.45%	(3.17%)		to	(4.04%)
2010	211,659	$1.10	to	$1.13	$233,638	0.16%	0.55%	to	1.45%	20.88%		to	19.80%
Col VP Intl Opp, Cl 2
2014	34,657	$1.11	to	$1.13	$39,510	0.03%	0.55%	to	1.90%	(5.61%)		to	(6.88%)
2013	39,381	$1.18	to	$1.22	$47,632	0.43%	0.55%	to	1.90%	19.74%		to	18.13%
2012	44,804	$0.99	to	$1.03	$45,342	0.92%	0.55%	to	1.90%	16.97%		to	2.28	%(9)
2011	56,807	$0.84	to	$1.00	$49,131	0.80%	0.55%	to	1.80%	(16.64%)		to	(17.68%)
2010	70,989	$1.01	to	$1.22	$73,764	0.67%	0.55%	to	1.80%	13.11%		to	21.28	%(6)
Col VP Mid Cap Gro, Cl 3
2014	50,333	$2.06	to	$1.61	$88,782	—	0.55%	to	1.45%	6.70%		to	5.73%
2013	58,644	$1.93	to	$1.52	$97,730	—	0.55%	to	1.45%	30.31%		to	29.14%
2012	67,302	$1.48	to	$1.18	$86,755	—	0.55%	to	1.45%	10.65%		to	9.65%
2011	83,645	$1.34	to	$1.07	$98,158	—	0.55%	to	1.45%	(15.54%)		to	(16.29%)
2010	100,048	$1.58	to	$1.28	$140,165	—	0.55%	to	1.45%	25.59%		to	24.46%
Col VP Mid Cap Val, Cl 3
2014	49,073	$2.30	to	$1.70	$99,520	—	0.55%	to	1.45%	11.56%		to	10.55%
2013	54,651	$2.06	to	$1.54	$99,999	—	0.55%	to	1.45%	36.99%		to	35.76%
2012	58,788	$1.50	to	$1.13	$79,039	—	0.55%	to	1.45%	17.81%		to	16.75%
2011	74,820	$1.28	to	$0.97	$85,948	—	0.55%	to	1.45%	(8.99%)		to	(9.81%)
2010	94,586	$1.40	to	$1.08	$120,176	—	0.55%	to	1.45%	21.84%		to	20.75%
Col VP Div Abs Return, Cl 2
2014	4,356	$0.93	to	$0.91	$4,009	—	0.55%	to	1.90%	(2.48%)		to	(3.79%)
2013	4,425	$0.95	to	$0.94	$4,194	—	0.55%	to	1.90%	(5.12	%)(10)	to	(5.98	%)(10)
Col VP Lg Cap Index, Cl 3
2014	120,861	$1.61	to	$1.47	$198,500	—	0.55%	to	1.90%	12.59%		to	11.08%
2013	120,287	$1.43	to	$1.32	$174,724	—	0.55%	to	1.90%	31.03%		to	29.27%
2012	121,375	$1.09	to	$1.02	$133,933	—	0.55%	to	1.90%	14.91%		to	2.17	%(9)
2011	134,954	$0.95	to	$1.17	$129,622	—	0.55%	to	1.80%	1.07%		to	(0.18%)
2010	156,454	$0.94	to	$1.17	$148,693	—	0.55%	to	1.80%	14.08%		to	17.32	%(6)
Col VP Select Lg Cap Val, Cl 3
2014	27,008	$2.12	to	$1.69	$53,317	—	0.55%	to	1.45%	10.77%		to	9.78%
2013	26,237	$1.91	to	$1.54	$47,017	—	0.55%	to	1.45%	37.04%		to	35.80%
2012	19,210	$1.40	to	$1.13	$25,275	—	0.55%	to	1.45%	17.83%		to	16.76%
2011	21,869	$1.18	to	$0.97	$24,666	—	0.55%	to	1.45%	(2.23%)		to	(3.11%)
2010	21,862	$1.21	to	$1.00	$25,347	—	0.55%	to	1.45%	19.86%		to	18.78%
Col VP Select Sm Cap Val, Cl 3
2014	23,491	$3.02	to	$1.72	$62,319	—	0.55%	to	1.45%	5.40%		to	4.45%
2013	26,163	$2.87	to	$1.65	$66,589	—	0.55%	to	1.45%	47.57%		to	46.25%
2012	27,553	$1.94	to	$1.13	$48,546	—	0.55%	to	1.45%	17.11%		to	16.05%
2011	33,501	$1.66	to	$0.97	$50,871	—	0.55%	to	1.45%	(9.01%)		to	(9.83%)
2010	39,284	$1.82	to	$1.08	$66,465	—	0.55%	to	1.45%	26.10%		to	24.97%
Col VP US Govt Mtge, Cl 3
2014	95,830	$1.46	to	$1.09	$126,065	1.76%	0.55%	to	1.45%	5.20%		to	4.25%
2013	118,639	$1.39	to	$1.05	$148,738	0.63%	0.55%	to	1.45%	(2.50%)		to	(3.38%)
2012	179,537	$1.42	to	$1.08	$230,696	0.92%	0.55%	to	1.45%	1.07%		to	0.15%
2011	204,130	$1.41	to	$1.08	$261,927	0.90%	0.55%	to	1.45%	0.83%		to	(0.08%)
2010	251,534	$1.39	to	$1.08	$321,296	1.01%	0.55%	to	1.45%	2.44%		to	1.52%

106	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CS Commodity Return
2014	57,057	$0.64	to	$0.62	$36,124	—	0.55%	to	1.45%	(17.47%)		to	(18.21%)
2013	68,433	$0.78	to	$0.76	$52,643	—	0.55%	to	1.45%	(10.76%)		to	(11.56%)
2012	84,048	$0.87	to	$0.86	$72,693	—	0.55%	to	1.45%	(2.63%)		to	(3.51%)
2011	99,283	$0.90	to	$0.89	$88,474	2.48%	0.55%	to	1.45%	(13.13%)		to	(13.91%)
2010	98,350	$1.03	to	$1.04	$101,183	6.87%	0.55%	to	1.45%	16.02%		to	14.98%
Deutsche Alt Asset Alloc VIP, Cl B
2014	28,134	$1.03	to	$0.99	$28,729	1.56%	0.55%	to	1.90%	2.67%		to	1.29%
2013	24,746	$1.00	to	$0.98	$24,844	1.52%	0.55%	to	1.90%	0.20%		to	(1.14%)
2012	8,138	$1.00	to	$0.99	$8,148	—	0.55%	to	1.90%	3.67	%(9)	to	2.73	%(9)
EV VT Floating-Rate Inc
2014	193,252	$1.32	to	$1.22	$247,888	3.14%	0.55%	to	1.45%	0.02%		to	(0.88%)
2013	259,326	$1.32	to	$1.23	$333,886	3.48%	0.55%	to	1.45%	3.28%		to	2.35%
2012	197,523	$1.28	to	$1.20	$247,086	4.20%	0.55%	to	1.45%	6.73%		to	5.78%
2011	214,407	$1.20	to	$1.14	$252,208	4.23%	0.55%	to	1.45%	1.99%		to	1.07%
2010	214,175	$1.18	to	$1.13	$247,939	4.04%	0.55%	to	1.45%	8.52%		to	7.55%
Fid VIP Contrafund, Serv Cl 2
2014	299,019	$1.74	to	$1.42	$516,451	0.73%	0.55%	to	1.90%	11.04%		to	9.55%
2013	326,303	$1.57	to	$1.30	$509,205	0.82%	0.55%	to	1.90%	30.24%		to	28.49%
2012	357,488	$1.20	to	$1.01	$429,506	1.08%	0.55%	to	1.90%	15.50%		to	1.65	%(9)
2011	414,278	$1.04	to	$1.15	$431,773	0.75%	0.55%	to	1.80%	(3.32%)		to	(4.51%)
2010	474,193	$1.08	to	$1.20	$512,183	0.82%	0.55%	to	1.80%	16.29%		to	19.27	%(6)
Fid VIP Gro & Inc, Serv Cl
2014	30,809	$1.88	to	$1.77	$55,732	1.62%	0.55%	to	0.95%	9.78%		to	9.34%
2013	36,071	$1.72	to	$1.62	$59,592	1.70%	0.55%	to	0.95%	32.73%		to	32.20%
2012	42,856	$1.29	to	$1.23	$53,538	2.03%	0.55%	to	0.95%	17.75%		to	17.28%
2011	52,169	$1.10	to	$1.05	$55,469	1.52%	0.55%	to	0.95%	1.02%		to	0.62%
2010	69,940	$1.09	to	$1.04	$73,762	0.56%	0.55%	to	0.95%	14.03%		to	13.58%
Fid VIP Mid Cap, Serv Cl
2014	20,241	$5.71	to	$5.37	$111,769	0.15%	0.55%	to	0.95%	5.61%		to	5.19%
2013	23,722	$5.40	to	$5.10	$124,273	0.40%	0.55%	to	0.95%	35.32%		to	34.78%
2012	28,179	$3.99	to	$3.79	$109,281	0.47%	0.55%	to	0.95%	14.12%		to	13.66%
2011	36,566	$3.50	to	$3.33	$124,443	0.13%	0.55%	to	0.95%	(11.21%)		to	(11.56%)
2010	49,947	$3.94	to	$3.77	$191,576	0.24%	0.55%	to	0.95%	28.00%		to	27.49%
Fid VIP Overseas, Serv Cl
2014	11,464	$1.47	to	$1.38	$16,229	1.15%	0.55%	to	0.95%	(8.66%)		to	(9.03%)
2013	13,350	$1.61	to	$1.52	$20,737	1.23%	0.55%	to	0.95%	29.66%		to	29.15%
2012	15,945	$1.24	to	$1.18	$19,241	1.72%	0.55%	to	0.95%	19.88%		to	19.40%
2011	20,618	$1.03	to	$0.98	$20,772	1.10%	0.55%	to	0.95%	(17.68%)		to	(18.01%)
2010	29,438	$1.26	to	$1.20	$36,025	1.18%	0.55%	to	0.95%	12.37%		to	11.93%
Fid VIP Strategic Inc, Serv Cl 2
2014	40,139	$1.01	to	$0.99	$40,558	4.82%	0.55%	to	1.90%	2.81%		to	1.43%
2013	13,064	$0.99	to	$0.98	$12,848	10.07%	0.55%	to	1.90%	(2.09	%)(10)	to	(2.98	%)(10)
FTVIPT Frank Global Real Est, Cl 2
2014	70,970	$2.91	to	$0.99	$149,816	0.45%	0.55%	to	1.45%	14.38%		to	13.35%
2013	78,865	$2.54	to	$0.88	$148,569	4.57%	0.55%	to	1.45%	1.76%		to	0.85%
2012	82,664	$2.50	to	$0.87	$157,516	—	0.55%	to	1.45%	26.71%		to	25.57%
2011	92,121	$1.97	to	$0.69	$141,422	7.84%	0.55%	to	1.45%	(6.17%)		to	(7.01%)
2010	103,135	$2.10	to	$0.74	$172,609	2.86%	0.55%	to	1.45%	20.31%		to	19.23%
FTVIPT Frank Inc, Cl 2
2014	54,674	$1.12	to	$1.09	$60,590	4.78%	0.55%	to	1.90%	4.04%		to	2.65%
2013	16,563	$1.07	to	$1.06	$17,726	1.47%	0.55%	to	1.90%	5.74	%(10)	to	4.77	%(10)
FTVIPT Frank Sm Cap Val, Cl 2
2014	52,597	$4.03	to	$1.40	$154,239	0.62%	0.55%	to	1.90%	0.02%		to	(1.32%)
2013	58,978	$4.02	to	$1.42	$176,996	1.30%	0.55%	to	1.90%	35.49%		to	33.67%
2012	64,149	$2.97	to	$1.07	$146,398	0.78%	0.55%	to	1.90%	17.74%		to	6.72	%(9)
2011	78,144	$2.52	to	$1.23	$153,562	0.71%	0.55%	to	1.80%	(4.29%)		to	(5.47%)
2010	91,828	$2.64	to	$1.30	$193,362	0.75%	0.55%	to	1.80%	27.52%		to	29.36	%(6)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	107

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
FTVIPT Temp Global Bond, Cl 2
2014	34,706	$0.99	to	$0.97	$34,290	4.82%	0.55%	to	1.90%	1.27%		to	(0.08%)
2013	18,987	$0.98	to	$0.97	$18,600	2.59%	0.55%	to	1.90%	(1.97	%)(10)	to	(2.86	%)(10)
GS VIT Mid Cap Val, Inst
2014	55,341	$4.69	to	$3.16	$240,680	0.96%	0.55%	to	1.20%	12.95%		to	12.22%
2013	66,581	$4.15	to	$2.82	$257,444	0.81%	0.55%	to	1.20%	32.16%		to	31.31%
2012	79,577	$3.14	to	$2.15	$233,128	1.09%	0.55%	to	1.20%	17.82%		to	17.05%
2011	99,503	$2.67	to	$1.83	$248,014	0.70%	0.55%	to	1.20%	(6.89%)		to	(7.49%)
2010	122,523	$2.86	to	$1.98	$328,204	0.65%	0.55%	to	1.20%	24.32%		to	23.51%
GS VIT Multi-Strategy Alt, Advisor
2014	1,081	$0.97	to	$0.96	$1,046	3.87%	0.55%	to	1.90%	(3.09	%)(12)	to	(3.75	%)(12)
GS VIT Sm Cap Eq Insights, Inst
2014	2,721	$2.88	to	$2.71	$7,535	0.73%	0.55%	to	0.95%	6.34%		to	5.92%
2013	3,223	$2.71	to	$2.56	$8,413	0.99%	0.55%	to	0.95%	34.88%		to	34.34%
2012	3,611	$2.01	to	$1.90	$7,008	1.10%	0.55%	to	0.95%	12.21%		to	11.76%
2011	4,520	$1.79	to	$1.70	$7,834	0.70%	0.55%	to	0.95%	0.12%		to	(0.27%)
2010	6,309	$1.79	to	$1.71	$10,932	0.52%	0.55%	to	0.95%	29.40%		to	28.89%
GS VIT U.S. Eq Insights, Inst
2014	87,017	$1.82	to	$1.62	$153,518	1.36%	0.55%	to	1.45%	15.73%		to	14.69%
2013	102,618	$1.57	to	$1.41	$157,110	1.10%	0.55%	to	1.45%	36.76%		to	35.54%
2012	120,009	$1.15	to	$1.04	$134,878	1.72%	0.55%	to	1.45%	13.83%		to	12.81%
2011	141,994	$1.01	to	$0.92	$140,631	1.62%	0.55%	to	1.45%	3.48%		to	2.55%
2010	174,647	$0.98	to	$0.90	$167,514	1.40%	0.55%	to	1.45%	12.22%		to	11.22%
Invesco VI Am Fran, Ser I
2014	10,312	$1.46	to	$1.44	$14,995	0.04%	0.55%	to	0.95%	7.85%		to	7.41%
2013	11,731	$1.35	to	$1.34	$15,863	0.43%	0.55%	to	0.95%	39.37%		to	38.81%
2012	13,957	$0.97	to	$0.97	$13,578	—	0.55%	to	0.95%	(2.86	%)(8)	to	(3.13	%)(8)
Invesco VI Bal Risk Alloc, Ser II
2014	33,181	$1.04	to	$1.01	$34,121	—	0.55%	to	1.90%	5.13%		to	3.72%
2013	22,155	$0.99	to	$0.98	$21,763	2.77%	0.55%	to	1.90%	(2.07	%)(10)	to	(2.97	%)(10)
Invesco VI Comstock, Ser II
2014	103,549	$2.12	to	$1.62	$204,223	1.04%	0.55%	to	1.45%	8.50%		to	7.53%
2013	129,043	$1.95	to	$1.50	$236,247	1.41%	0.55%	to	1.45%	34.91%		to	33.70%
2012	152,620	$1.45	to	$1.12	$208,334	1.46%	0.55%	to	1.45%	18.27%		to	17.21%
2011	184,225	$1.22	to	$0.96	$213,630	1.37%	0.55%	to	1.45%	(2.64%)		to	(3.51%)
2010	214,858	$1.26	to	$0.99	$257,010	0.22%	0.55%	to	1.45%	15.06%		to	14.03%
Invesco VI Global Hlth, Ser II
2014	26,593	$2.18	to	$2.14	$57,779	—	0.55%	to	1.45%	18.72%		to	17.66%
2013	24,135	$1.84	to	$1.82	$44,305	0.57%	0.55%	to	1.45%	39.40%		to	38.15%
2012	20,624	$1.32	to	$1.32	$27,190	—	0.55%	to	1.45%	19.94%		to	18.86%
2011	21,100	$1.10	to	$1.11	$23,253	—	0.55%	to	1.45%	3.16%		to	2.23%
2010	20,785	$1.07	to	$1.08	$22,251	—	0.55%	to	1.45%	4.43%		to	3.49%
Invesco VI Intl Gro, Ser II
2014	61,027	$1.75	to	$1.45	$99,984	1.40%	0.55%	to	1.45%	(0.46%)		to	(1.35%)
2013	60,999	$1.76	to	$1.47	$100,859	1.04%	0.55%	to	1.45%	18.07%		to	17.01%
2012	67,388	$1.49	to	$1.25	$94,833	1.26%	0.55%	to	1.45%	14.62%		to	13.59%
2011	78,213	$1.30	to	$1.10	$96,505	1.20%	0.55%	to	1.45%	(7.50%)		to	(8.33%)
2010	90,302	$1.40	to	$1.20	$121,171	0.57%	0.55%	to	1.45%	11.99%		to	10.99%
Invesco VI Mid Cap Gro, Ser I
2014	11,513	$1.43	to	$1.41	$16,457	—	0.55%	to	1.20%	7.44%		to	6.75%
2013	13,176	$1.33	to	$1.32	$17,575	0.41%	0.55%	to	1.20%	36.26%		to	35.38%
2012	15,401	$0.98	to	$0.97	$15,114	—	0.55%	to	1.20%	(2.09	%)(8)	to	(2.52	%)(8)
Ivy VIP Asset Strategy
2014	39,684	$1.14	to	$1.11	$45,106	0.50%	0.55%	to	1.90%	(5.78%)		to	(7.05%)
2013	23,002	$1.21	to	$1.19	$27,766	0.14%	0.55%	to	1.90%	18.29	%(10)	to	17.22	%(10)

108	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Aspen Enterprise, Serv
2014	12,675	$1.23	to	$1.16	$15,055	0.03%	0.55%	to	0.95%	11.63%		to	11.18%
2013	14,693	$1.11	to	$1.05	$15,665	0.36%	0.55%	to	0.95%	31.31%		to	30.79%
2012	16,750	$0.84	to	$0.80	$13,636	—	0.55%	to	0.95%	16.34%		to	15.88%
2011	20,139	$0.72	to	$0.69	$14,127	—	0.55%	to	0.95%	(2.19%)		to	(2.58%)
2010	25,642	$0.74	to	$0.71	$18,425	—	0.55%	to	0.95%	24.83%		to	24.34%
Janus Aspen Flex Bond, Serv
2014	18,510	$1.03	to	$1.00	$18,938	3.54%	0.55%	to	1.90%	4.12%		to	2.73%
2013	7,094	$0.99	to	$0.98	$6,998	4.81%	0.55%	to	1.90%	(1.97	%)(10)	to	(2.85	%)(10)
Janus Aspen Gbl Alloc Mod, Serv
2014	9,003	$1.22	to	$1.17	$11,071	2.88%	0.55%	to	1.90%	2.65%		to	1.27%
2013	7,765	$1.19	to	$1.16	$9,385	2.54%	0.55%	to	1.90%	14.06%		to	12.55%
2012	439	$1.04	to	$1.03	$457	3.67%	0.55%	to	1.90%	3.40	%(9)	to	2.47	%(9)
Janus Aspen Global Tech, Serv
2014	21,328	$0.89	to	$2.09	$18,713	—	0.55%	to	1.20%	8.75%		to	8.04%
2013	24,493	$0.82	to	$1.93	$19,918	—	0.55%	to	1.20%	34.65%		to	33.78%
2012	28,136	$0.61	to	$1.44	$16,995	—	0.55%	to	1.20%	18.49%		to	17.72%
2011	34,118	$0.51	to	$1.23	$17,445	—	0.55%	to	1.20%	(9.16%)		to	(9.75%)
2010	43,886	$0.57	to	$1.36	$24,760	—	0.55%	to	1.20%	23.71%		to	22.91%
Janus Aspen Janus, Serv
2014	34,514	$1.56	to	$1.42	$52,555	0.22%	0.55%	to	1.90%	12.12%		to	10.62%
2013	43,430	$1.39	to	$1.28	$59,209	0.65%	0.55%	to	1.90%	29.28%		to	27.55%
2012	53,422	$1.08	to	$1.00	$56,512	0.43%	0.55%	to	1.90%	17.63%		to	0.98	%(9)
2011	64,496	$0.92	to	$1.08	$58,202	0.43%	0.55%	to	1.80%	(6.06%)		to	(7.23%)
2010	85,313	$0.98	to	$1.17	$82,233	0.05%	0.55%	to	1.80%	13.63%		to	16.30	%(6)
Janus Aspen Overseas, Serv
2014	30,009	$1.37	to	$2.22	$40,254	2.97%	0.55%	to	1.20%	(12.58%)		to	(13.15%)
2013	37,895	$1.57	to	$2.55	$58,267	3.01%	0.55%	to	1.20%	13.66%		to	12.92%
2012	50,322	$1.38	to	$2.26	$68,216	0.58%	0.55%	to	1.20%	12.56%		to	11.83%
2011	70,950	$1.23	to	$2.02	$85,783	0.38%	0.55%	to	1.20%	(32.71%)		to	(33.14%)
2010	97,399	$1.82	to	$3.02	$175,076	0.53%	0.55%	to	1.20%	24.33%		to	23.53%
Lazard Ret Global Dyn MA, Serv
2014	14,706	$1.15	to	$1.12	$16,769	0.73%	0.55%	to	1.90%	2.14%		to	0.77%
2013	5,187	$1.13	to	$1.12	$5,820	1.27%	0.55%	to	1.90%	10.55	%(10)	to	9.56	%(10)
MFS Inv Gro Stock, Serv Cl
2014	58,505	$1.26	to	$1.80	$78,154	0.28%	0.55%	to	1.45%	10.50%		to	9.51%
2013	69,087	$1.14	to	$1.65	$82,994	0.42%	0.55%	to	1.45%	29.34%		to	28.18%
2012	78,214	$0.88	to	$1.28	$72,077	0.22%	0.55%	to	1.45%	16.04%		to	15.00%
2011	89,086	$0.76	to	$1.12	$70,257	0.26%	0.55%	to	1.45%	(0.18%)		to	(1.07%)
2010	105,423	$0.76	to	$1.13	$82,960	0.29%	0.55%	to	1.45%	11.54%		to	10.54%
MFS New Dis, Serv Cl
2014	24,112	$1.87	to	$2.03	$43,814	—	0.55%	to	1.20%	(8.00%)		to	(8.60%)
2013	32,602	$2.03	to	$2.23	$64,508	—	0.55%	to	1.20%	40.44%		to	39.53%
2012	37,452	$1.44	to	$1.59	$52,918	—	0.55%	to	1.20%	20.23%		to	19.45%
2011	47,312	$1.20	to	$1.34	$55,683	—	0.55%	to	1.20%	(10.98%)		to	(11.56%)
2010	47,235	$1.35	to	$1.51	$62,698	—	0.55%	to	1.20%	35.20%		to	34.32%
MFS Utilities, Serv Cl
2014	96,240	$3.36	to	$1.39	$273,800	1.93%	0.55%	to	1.90%	11.85%		to	10.35%
2013	99,559	$3.00	to	$1.26	$257,426	2.10%	0.55%	to	1.90%	19.56%		to	17.96%
2012	108,853	$2.51	to	$1.07	$239,437	6.35%	0.55%	to	1.90%	12.59%		to	5.78	%(9)
2011	121,680	$2.23	to	$1.22	$241,229	3.03%	0.55%	to	1.80%	5.92%		to	4.61%
2010	121,459	$2.11	to	$1.17	$229,995	3.10%	0.55%	to	1.80%	12.89%		to	15.70	%(6)
MS UIF Global Real Est, Cl II
2014	44,945	$1.41	to	$1.37	$62,633	0.72%	0.55%	to	1.45%	13.23%		to	12.21%
2013	51,115	$1.25	to	$1.22	$63,191	3.65%	0.55%	to	1.45%	2.07%		to	1.16%
2012	53,625	$1.22	to	$1.21	$65,057	0.55%	0.55%	to	1.45%	29.23%		to	28.07%
2011	61,296	$0.94	to	$0.94	$57,824	3.34%	0.55%	to	1.45%	(10.64%)		to	(11.44%)
2010	69,097	$1.06	to	$1.07	$73,116	9.13%	0.55%	to	1.45%	21.65%		to	20.56%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	109

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MS UIF Mid Cap Gro, Cl II
2014	24,645	$1.81	to	$1.24	$44,824	—	0.55%	to	1.90%	1.28%		to	(0.07%)
2013	27,537	$1.79	to	$1.25	$49,578	0.24%	0.55%	to	1.90%	36.73%		to	34.91%
2012	33,274	$1.31	to	$0.92	$43,946	—	0.55%	to	1.90%	7.89%		to	(5.99	%)(9)
2011	47,463	$1.21	to	$1.15	$58,189	0.24%	0.55%	to	1.80%	(7.68%)		to	(8.83%)
2010	45,797	$1.31	to	$1.26	$60,967	—	0.55%	to	1.80%	31.54%		to	25.27	%(6)
NB AMT Abs Return Multi-Mgr, Cl S
2014	1,106	$0.99	to	$0.98	$1,091	—	0.55%	to	1.90%	(1.46	%)(12)	to	(2.13	%)(12)
NB AMT Intl Eq, Cl S
2014	16,273	$1.07	to	$1.12	$17,812	0.34%	0.55%	to	1.45%	(3.80%)		to	(4.67%)
2013	17,639	$1.12	to	$1.17	$20,121	1.39%	0.55%	to	1.45%	17.19%		to	16.14%
2012	18,401	$0.95	to	$1.01	$17,984	0.80%	0.55%	to	1.45%	17.83%		to	16.77%
2011	22,063	$0.81	to	$0.87	$18,306	6.16%	0.55%	to	1.45%	(12.81%)		to	(13.59%)
2010	23,892	$0.93	to	$1.00	$22,804	1.80%	0.55%	to	1.45%	21.35%		to	20.26%
Oppen Global VA, Serv
2014	58,005	$2.15	to	$1.34	$109,803	0.87%	0.55%	to	1.90%	1.50%		to	0.14%
2013	60,950	$2.12	to	$1.34	$114,933	1.17%	0.55%	to	1.90%	26.30%		to	24.60%
2012	61,187	$1.67	to	$1.08	$92,610	1.92%	0.55%	to	1.90%	20.29%		to	7.88	%(9)
2011	70,702	$1.39	to	$1.06	$89,945	1.07%	0.55%	to	1.80%	(9.03%)		to	(10.15%)
2010	76,283	$1.53	to	$1.18	$107,678	1.23%	0.55%	to	1.80%	15.07%		to	17.77	%(6)
Oppen Global Strategic Inc VA, Srv
2014	327,695	$1.65	to	$0.97	$511,410	3.88%	0.55%	to	1.90%	1.93%		to	0.56%
2013	410,573	$1.62	to	$0.96	$631,311	4.80%	0.55%	to	1.90%	(0.91%)		to	(4.44	%)(10)
2012	528,177	$1.63	to	$1.43	$823,175	5.61%	0.55%	to	1.45%	12.53%		to	11.51%
2011	601,876	$1.45	to	$1.28	$836,908	2.91%	0.55%	to	1.45%	0.10%		to	(0.80%)
2010	706,224	$1.45	to	$1.29	$985,348	13.38%	0.55%	to	1.45%	14.14%		to	13.12%
Oppen Main St Sm Cap VA, Serv
2014	41,092	$2.55	to	$1.55	$91,690	0.64%	0.55%	to	1.90%	11.04%		to	9.55%
2013	42,438	$2.30	to	$1.41	$85,905	0.70%	0.55%	to	1.90%	39.85%		to	37.97%
2012	42,432	$1.64	to	$1.03	$62,203	0.33%	0.55%	to	1.90%	17.02%		to	3.26	%(9)
2011	48,318	$1.41	to	$1.17	$61,075	0.42%	0.55%	to	1.80%	(2.92%)		to	(4.12%)
2010	58,250	$1.45	to	$1.22	$76,560	0.43%	0.55%	to	1.80%	22.38%		to	21.39	%(6)
PIMCO VIT All Asset, Advisor Cl
2014	116,223	$1.47	to	$1.04	$166,593	4.79%	0.55%	to	1.90%	(0.10%)		to	(1.43%)
2013	154,508	$1.47	to	$1.05	$222,703	4.19%	0.55%	to	1.90%	(0.44%)		to	(1.79%)
2012	205,043	$1.48	to	$1.07	$298,500	4.97%	0.55%	to	1.90%	14.18%		to	6.10	%(9)
2011	192,032	$1.29	to	$1.06	$245,929	7.56%	0.55%	to	1.80%	1.37%		to	0.11%
2010	192,371	$1.27	to	$1.06	$244,031	4.92%	0.55%	to	1.80%	12.39%		to	6.05	%(6)
PIMCO VIT Glb MA Man Alloc, Adv Cl
2014	4,088	$0.99	to	$0.95	$3,971	2.32%	0.55%	to	1.90%	4.00%		to	2.62%
2013	5,310	$0.95	to	$0.93	$4,991	3.28%	0.55%	to	1.90%	(8.41%)		to	(9.65%)
2012	3,251	$1.03	to	$1.02	$3,355	4.05%	0.55%	to	1.90%	2.90	%(9)	to	1.99	%(9)
PIMCO VIT Tot Return, Advisor Cl
2014	11,275	$1.00	to	$0.98	$11,228	2.55%	0.55%	to	1.90%	3.95%		to	2.56%
2013	8,192	$0.96	to	$0.95	$7,897	2.30%	0.55%	to	1.90%	(3.98	%)(10)	to	(4.86	%)(10)
Put VT Multi-Cap Gro, Cl IB
2014	16,591	$1.90	to	$1.85	$31,237	0.31%	0.55%	to	1.20%	12.87%		to	12.13%
2013	17,501	$1.68	to	$1.65	$29,283	0.51%	0.55%	to	1.20%	35.69%		to	34.81%
2012	19,953	$1.24	to	$1.22	$24,655	0.24%	0.55%	to	1.20%	16.12%		to	15.36%
2011	24,077	$1.07	to	$1.06	$25,684	0.27%	0.55%	to	1.20%	(5.60%)		to	(6.21%)
2010	29,434	$1.13	to	$1.13	$33,346	—	0.55%	to	1.20%	13.15	%(7)	to	12.95	%(7)
Royce Micro-Cap, Invest Cl
2014	5,570	$4.37	to	$4.11	$23,493	—	0.55%	to	0.95%	(4.11%)		to	(4.49%)
2013	6,965	$4.55	to	$4.30	$30,689	0.49%	0.55%	to	0.95%	20.32%		to	19.84%
2012	8,699	$3.78	to	$3.59	$31,894	—	0.55%	to	0.95%	7.01%		to	6.58%
2011	11,616	$3.54	to	$3.37	$39,841	2.08%	0.55%	to	0.95%	(12.58%)		to	(12.93%)
2010	15,792	$4.05	to	$3.87	$62,060	1.74%	0.55%	to	0.95%	29.25%		to	28.73%

110	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Third Ave Val
2014	7,075	$3.57	to	$3.35	$24,286	2.88%	0.55%	to	0.95%	3.81%		to	3.39%
2013	8,571	$3.44	to	$3.24	$28,415	3.27%	0.55%	to	0.95%	18.32%		to	17.84%
2012	10,403	$2.90	to	$2.75	$29,223	0.87%	0.55%	to	0.95%	26.63%		to	26.13%
2011	13,372	$2.29	to	$2.18	$29,752	1.66%	0.55%	to	0.95%	(21.74%)		to	(22.05%)
2010	18,735	$2.93	to	$2.80	$53,358	3.79%	0.55%	to	0.95%	13.44%		to	12.99%
VanEck VIP Global Gold, Cl S
2014	7,540	$0.72	to	$0.70	$5,379	0.30%	0.55%	to	1.90%	(6.56%)		to	(7.80%)
2013	4,276	$0.77	to	$0.76	$3,278	—	0.55%	to	1.90%	(23.15	%)(10)	to	(23.84	%)(10)
VP Aggr, Cl 2
2014	777,550	$1.54	to	$1.25	$1,178,719	—	0.55%	to	1.90%	4.95%		to	3.54%
2013	808,546	$1.47	to	$1.21	$1,173,070	—	0.55%	to	1.90%	20.08%		to	18.47%
2012	697,180	$1.23	to	$1.02	$846,002	—	0.55%	to	1.90%	13.09%		to	1.93	%(9)
2011	612,449	$1.08	to	$1.11	$659,813	—	0.55%	to	1.80%	(3.63%)		to	(4.82%)
2010	186,004	$1.12	to	$1.16	$208,702	—	0.55%	to	1.80%	13.63	%(5)	to	16.17	%(6)
VP Aggr, Cl 4
2014	756,649	$1.55	to	$1.48	$1,150,971	—	0.55%	to	1.45%	4.94%		to	4.00%
2013	1,115,592	$1.47	to	$1.43	$1,622,820	—	0.55%	to	1.45%	20.05%		to	18.96%
2012	1,224,668	$1.23	to	$1.20	$1,489,272	—	0.55%	to	1.45%	13.06%		to	12.04%
2011	1,479,264	$1.09	to	$1.07	$1,596,561	—	0.55%	to	1.45%	(3.45%)		to	(4.32%)
2010	1,623,318	$1.12	to	$1.12	$1,821,118	—	0.55%	to	1.45%	13.63	%(5)	to	12.96	%(5)
VP AQR Man Fut Strategy, Cl 2
2014	10,018	$1.13	to	$1.10	$11,249	1.34%	0.55%	to	1.90%	9.39%		to	7.94%
2013	6,520	$1.03	to	$1.02	$6,718	2.34%	0.55%	to	1.90%	1.48	%(10)	to	0.56	%(10)
VP BR Gl Infl Prot Sec, Cl 3
2014	98,503	$1.45	to	$1.31	$137,566	—	0.55%	to	1.45%	8.00%		to	7.02%
2013	126,607	$1.34	to	$1.23	$164,451	—	0.55%	to	1.45%	(6.00%)		to	(6.85%)
2012	180,662	$1.43	to	$1.32	$250,341	4.40%	0.55%	to	1.45%	5.03%		to	4.08%
2011	202,745	$1.36	to	$1.27	$268,441	7.27%	0.55%	to	1.45%	9.43%		to	8.45%
2010	230,072	$1.24	to	$1.17	$279,401	0.79%	0.55%	to	1.45%	3.56%		to	2.63%
VP Conserv, Cl 2
2014	446,223	$1.22	to	$1.06	$532,392	—	0.55%	to	1.90%	3.67%		to	2.28%
2013	586,903	$1.18	to	$1.04	$678,882	—	0.55%	to	1.90%	2.61%		to	1.23%
2012	852,752	$1.15	to	$1.02	$966,766	—	0.55%	to	1.90%	6.68%		to	1.79	%(9)
2011	593,897	$1.08	to	$1.06	$634,319	—	0.55%	to	1.80%	2.67%		to	1.40%
2010	176,204	$1.05	to	$1.05	$184,094	—	0.55%	to	1.80%	5.56	%(5)	to	4.56	%(6)
VP Conserv, Cl 4
2014	671,729	$1.22	to	$1.17	$804,077	—	0.55%	to	1.45%	3.76%		to	2.82%
2013	969,662	$1.18	to	$1.14	$1,123,646	—	0.55%	to	1.45%	2.53%		to	1.60%
2012	1,687,368	$1.15	to	$1.12	$1,915,661	—	0.55%	to	1.45%	6.68%		to	5.72%
2011	1,512,637	$1.08	to	$1.06	$1,616,062	—	0.55%	to	1.45%	2.67%		to	1.75%
2010	1,349,528	$1.05	to	$1.04	$1,409,946	—	0.55%	to	1.45%	5.56	%(5)	to	4.94	%(5)
VP GS Commodity Strategy, Cl 2
2014	3,247	$0.76	to	$0.74	$2,456	—	0.55%	to	1.90%	(17.40%)		to	(18.50%)
2013	1,639	$0.92	to	$0.91	$1,508	—	0.55%	to	1.90%	(7.00	%)(10)	to	(7.84	%)(10)
VP Mod, Cl 2
2014	5,028,711	$1.40	to	$1.16	$6,873,036	—	0.55%	to	1.90%	4.49%		to	3.09%
2013	5,282,492	$1.34	to	$1.12	$6,941,783	—	0.55%	to	1.90%	10.75%		to	9.26%
2012	5,088,616	$1.21	to	$1.03	$6,066,557	—	0.55%	to	1.90%	10.26%		to	2.25	%(9)
2011	4,072,928	$1.09	to	$1.09	$4,423,893	—	0.55%	to	1.80%	(0.28%)		to	(1.51%)
2010	1,584,363	$1.10	to	$1.10	$1,732,993	—	0.55%	to	1.80%	9.82	%(5)	to	10.43	%(6)
VP Mod, Cl 4
2014	7,922,040	$1.40	to	$1.34	$10,873,224	—	0.55%	to	1.45%	4.48%		to	3.54%
2013	8,850,388	$1.34	to	$1.29	$11,671,060	—	0.55%	to	1.45%	10.82%		to	9.82%
2012	9,162,518	$1.21	to	$1.18	$10,944,928	—	0.55%	to	1.45%	10.25%		to	9.25%
2011	9,718,867	$1.09	to	$1.08	$10,569,864	—	0.55%	to	1.45%	(0.19%)		to	(1.08%)
2010	10,566,949	$1.10	to	$1.09	$11,557,839	—	0.55%	to	1.45%	9.82	%(5)	to	9.17	%(5)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	111

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Aggr, Cl 2
2014	2,793,304	$1.47	to	$1.20	$4,035,594	—	0.55%	to	1.90%	4.57%		to	3.17%
2013	3,023,702	$1.41	to	$1.16	$4,195,297	—	0.55%	to	1.90%	15.44%		to	13.89%
2012	2,775,343	$1.22	to	$1.02	$3,350,870	—	0.55%	to	1.90%	11.62%		to	1.94	%(9)
2011	2,443,394	$1.09	to	$1.10	$2,654,302	—	0.55%	to	1.80%	(1.97%)		to	(3.18%)
2010	891,747	$1.11	to	$1.13	$991,528	—	0.55%	to	1.80%	11.61	%(5)	to	13.26	%(6)
VP Mod Aggr, Cl 4
2014	2,876,781	$1.48	to	$1.41	$4,173,366	—	0.55%	to	1.45%	4.64%		to	3.69%
2013	4,272,587	$1.41	to	$1.36	$5,945,143	—	0.55%	to	1.45%	15.41%		to	14.37%
2012	4,925,651	$1.22	to	$1.19	$5,959,830	—	0.55%	to	1.45%	11.60%		to	10.59%
2011	5,802,273	$1.09	to	$1.08	$6,313,026	—	0.55%	to	1.45%	(1.88%)		to	(2.76%)
2010	6,431,039	$1.12	to	$1.11	$7,156,739	—	0.55%	to	1.45%	11.71	%(5)	to	11.05	%(5)
VP Mod Conserv, Cl 2
2014	1,171,936	$1.30	to	$1.10	$1,495,793	—	0.55%	to	1.90%	4.20%		to	2.80%
2013	1,384,885	$1.25	to	$1.07	$1,704,963	—	0.55%	to	1.90%	6.54%		to	5.11%
2012	1,698,010	$1.18	to	$1.02	$1,972,536	—	0.55%	to	1.90%	8.15%		to	1.81	%(9)
2011	1,249,525	$1.09	to	$1.07	$1,348,503	—	0.55%	to	1.80%	1.30%		to	0.05%
2010	486,156	$1.07	to	$1.07	$520,096	—	0.55%	to	1.80%	7.42	%(5)	to	7.37	%(6)
VP Mod Conserv, Cl 4
2014	1,869,994	$1.31	to	$1.25	$2,399,263	—	0.55%	to	1.45%	4.19%		to	3.25%
2013	2,377,982	$1.26	to	$1.21	$2,940,648	—	0.55%	to	1.45%	6.52%		to	5.56%
2012	3,133,836	$1.18	to	$1.15	$3,653,172	—	0.55%	to	1.45%	8.23%		to	7.25%
2011	3,079,882	$1.09	to	$1.07	$3,330,281	—	0.55%	to	1.45%	1.39%		to	0.48%
2010	3,111,865	$1.07	to	$1.07	$3,332,020	—	0.55%	to	1.45%	7.52	%(5)	to	6.89	%(5)
VP Multi-Mgr Div Inc, Cl 2
2014	699	$0.99	to	$0.98	$692	1.80%	0.55%	to	1.90%	(0.94	%)(12)	to	(1.61	%)(12)
VP Multi-Mgr Int Rate Adapt, Cl 2
2014	846	$0.99	to	$0.99	$838	1.62%	0.55%	to	1.90%	(0.83	%)(12)	to	(1.50	%)(12)
VP Ptnrs Sm Cap Val, Cl 3
2014	45,329	$3.04	to	$1.65	$119,932	—	0.55%	to	1.45%	1.50%		to	0.59%
2013	56,024	$2.99	to	$1.64	$147,194	—	0.55%	to	1.45%	34.07%		to	32.86%
2012	69,566	$2.23	to	$1.23	$136,991	—	0.55%	to	1.45%	12.89%		to	11.87%
2011	86,378	$1.98	to	$1.10	$151,348	—	0.55%	to	1.45%	(4.98%)		to	(5.83%)
2010	106,425	$2.08	to	$1.17	$197,266	—	0.55%	to	1.45%	23.75%		to	22.64%
VP Pyrford Intl Eq, Cl 2
2014	2,061	$1.05	to	$1.02	$2,144	2.48%	0.55%	to	1.90%	(0.74%)		to	(2.07%)
2013	777	$1.05	to	$1.04	$818	1.03%	0.55%	to	1.90%	5.50	%(11)	to	4.54	%(11)
VP Sit Divd Gro, Cl 3
2014	28,527	$1.50	to	$1.42	$41,817	—	0.55%	to	1.45%	11.14%		to	10.14%
2013	34,820	$1.35	to	$1.29	$46,089	—	0.55%	to	1.45%	27.69%		to	26.54%
2012	39,258	$1.06	to	$1.02	$40,838	—	0.55%	to	1.45%	10.08%		to	9.08%
2011	49,565	$0.96	to	$0.93	$46,968	—	0.55%	to	1.45%	(4.03%)		to	(4.89%)
2010	63,234	$1.00	to	$0.98	$62,574	—	0.55%	to	1.45%	10.91%		to	9.92%
VP Vty Estb Val, Cl 3
2014	8,567	$2.31	to	$1.82	$18,196	—	0.55%	to	1.45%	11.41%		to	10.41%
2013	9,378	$2.07	to	$1.65	$17,997	—	0.55%	to	1.45%	35.12%		to	33.91%
2012	9,680	$1.53	to	$1.23	$13,797	—	0.55%	to	1.45%	16.37%		to	15.32%
2011	10,544	$1.32	to	$1.07	$13,013	—	0.55%	to	1.45%	(6.95%)		to	(7.79%)
2010	10,676	$1.42	to	$1.16	$14,315	—	0.55%	to	1.45%	21.20%		to	20.11%
VP WF Short Duration Govt, Cl 2
2014	5,405	$1.00	to	$0.96	$5,398	0.16%	0.55%	to	1.90%	(0.08	%)(12)	to	(1.18%)
2013	2,182	$1.00	to	$0.97	$2,186	0.62%	0.60%	to	1.90%	(1.07%)		to	(2.36%)
2012	1,916	$1.01	to	$1.00	$1,952	1.03%	0.60%	to	1.90%	0.47	%(9)	to	(0.41	%)(9)
2011	807	$1.02	to	$1.00	$818	0.73%	0.85%	to	1.80%	1.33%		to	0.38%
2010	401	$1.00	to	$1.00	$402	—	0.85%	to	1.80%	0.41	%(6)	to	(0.02	%)(6)

112	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Wanger Intl
2014	107,941	$3.17	to	$1.58	$280,176	1.41%	0.55%	to	1.45%	(4.93%)		to	(5.78%)
2013	123,922	$3.34	to	$1.68	$342,548	2.61%	0.55%	to	1.45%	21.70%		to	20.60%
2012	137,801	$2.74	to	$1.39	$317,597	1.17%	0.55%	to	1.45%	20.90%		to	19.80%
2011	167,899	$2.27	to	$1.16	$323,958	4.78%	0.55%	to	1.45%	(15.09%)		to	(15.85%)
2010	199,414	$2.67	to	$1.38	$458,489	1.70%	0.55%	to	1.45%	24.23%		to	23.12%
Wanger USA
2014	121,749	$3.32	to	$1.74	$341,048	0.00%	0.55%	to	1.45%	4.21%		to	3.27%
2013	144,422	$3.19	to	$1.68	$391,758	0.14%	0.55%	to	1.45%	33.02%		to	31.82%
2012	166,631	$2.40	to	$1.28	$343,872	0.30%	0.55%	to	1.45%	19.36%		to	18.28%
2011	200,494	$2.01	to	$1.08	$349,684	—	0.55%	to	1.45%	(4.02%)		to	(4.88%)
2010	240,629	$2.09	to	$1.13	$441,908	—	0.55%	to	1.45%	22.68%		to	21.58%
WF Adv VT Index Asset Alloc, Cl 2
2014	15,061	$2.10	to	$2.03	$30,814	1.53%	0.55%	to	1.20%	17.41%		to	16.65%
2013	16,691	$1.79	to	$1.74	$29,125	1.63%	0.55%	to	1.20%	18.97%		to	18.20%
2012	19,665	$1.50	to	$1.48	$28,893	1.43%	0.55%	to	1.20%	12.41%		to	11.68%
2011	23,246	$1.34	to	$1.32	$30,454	2.98%	0.55%	to	1.20%	5.90%		to	5.22%
2010	29,127	$1.26	to	$1.26	$36,093	1.75%	0.55%	to	1.20%	12.67%		to	11.94%
WF Adv VT Intl Eq, Cl 2
2014	29,780	$1.56	to	$1.05	$40,733	2.68%	0.55%	to	1.45%	(5.87%)		to	(6.72%)
2013	33,222	$1.66	to	$1.13	$48,586	2.14%	0.55%	to	1.45%	18.87%		to	17.80%
2012	40,040	$1.39	to	$0.96	$49,421	1.31%	0.55%	to	1.45%	12.86%		to	11.84%
2011	48,128	$1.23	to	$0.85	$53,181	0.11%	0.55%	to	1.45%	(13.39%)		to	(14.16%)
2010	57,745	$1.43	to	$1.00	$74,526	1.67%	0.55%	to	1.45%	15.86%		to	14.83%
WF Adv VT Sm Cap Gro, Cl 2
2014	32,243	$2.24	to	$1.32	$68,710	—	0.55%	to	1.90%	(2.42%)		to	(3.72%)
2013	38,552	$2.29	to	$1.37	$84,690	—	0.55%	to	1.90%	49.41%		to	47.40%
2012	42,724	$1.54	to	$0.93	$63,274	—	0.55%	to	1.90%	7.28%		to	(7.05	%)(9)
2011	51,889	$1.43	to	$1.19	$71,998	—	0.55%	to	1.80%	(5.12%)		to	(6.29%)
2010	68,151	$1.51	to	$1.27	$100,081	—	0.55%	to	1.80%	26.08%		to	26.74	%(6)
WA Var Global Hi Yd Bond, Cl II
2014	6,037	$1.00	to	$0.97	$5,973	8.19%	0.55%	to	1.90%	(2.05%)		to	(3.36%)
2013	3,009	$1.02	to	$1.01	$3,051	16.72%	0.55%	to	1.90%	1.04	%(10)	to	0.13	%(10)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on May 7, 2010.
(6)	New subaccount operations commenced on July 19, 2010.
(7)	New subaccount operations commenced on Sept. 24, 2010.
(8)	New subaccount operations commenced on April 27, 2012.
(9)	New subaccount operations commenced on April 30, 2012.
(10)	New subaccount operations commenced on April 29, 2013.
(11)	New subaccount operations commenced on April 30, 2013.
(12)	New subaccount operations commenced on June 30, 2014.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	113

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.55% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	33	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.34	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.40	$1.34	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	34	37	48	60	76	69	49	61	653	144
AB VPS Growth and Income Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.79	$1.33	$1.14	$1.08	$0.97	$0.81	$1.37	$1.31	$1.13	$1.09
Accumulation unit value at end of period	$1.94	$1.79	$1.33	$1.14	$1.08	$0.97	$0.81	$1.37	$1.31	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	196	213	310	314	321	388	452	1,081	1,374	1,186
AB VPS International Value Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.91	$1.57	$1.38	$1.72	$1.66	$1.24	$2.68	$2.55	$1.90	$1.64
Accumulation unit value at end of period	$1.78	$1.91	$1.57	$1.38	$1.72	$1.66	$1.24	$2.68	$2.55	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	527	675	856	982	1,076	1,925	3,352	3,600	3,592	2,607
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	440	223	—	—	—	—	—	—	—	—
American Century VP International, Class I (9/15/1999)
Accumulation unit value at beginning of period	$1.63	$1.34	$1.11	$1.27	$1.13	$0.85	$1.54	$1.32	$1.06	$0.94
Accumulation unit value at end of period	$1.53	$1.63	$1.34	$1.11	$1.27	$1.13	$0.85	$1.54	$1.32	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	10	10	20	155	352	594
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.53	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.76	$1.53	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	425	445	385	101	153	1,289	1,327	1,710	—	—
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$1.65	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.81	$1.65	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	189	81	80	98	73	91	72	187	2,939	618
American Century VP Value, Class I (9/15/1999)
Accumulation unit value at beginning of period	$2.63	$2.00	$1.76	$1.75	$1.55	$1.30	$1.79	$1.89	$1.61	$1.54
Accumulation unit value at end of period	$2.95	$2.63	$2.00	$1.76	$1.75	$1.55	$1.30	$1.79	$1.89	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	102	132	108	249	232	259	524	578	747	1,037
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	155	130	103	—	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio (5/1/2000)
Accumulation unit value at beginning of period	$1.47	$1.26	$1.14	$1.10	$0.99	$0.79	$1.16	$1.13	$1.05	$1.00
Accumulation unit value at end of period	$1.61	$1.47	$1.26	$1.14	$1.10	$0.99	$0.79	$1.16	$1.13	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2	2	5	6	6	10	24	21	18	5
Columbia Variable Portfolio – Balanced Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.70	$1.41	$1.24	$1.22	$1.09	$0.88	$1.26	$1.25	$1.10	$1.06
Accumulation unit value at end of period	$1.86	$1.70	$1.41	$1.24	$1.22	$1.09	$0.88	$1.26	$1.25	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	441	428	363	580	634	733	602	372	459	623
Columbia Variable Portfolio – Cash Management Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.21	$1.22	$1.23	$1.23	$1.24	$1.25	$1.22	$1.17	$1.13	$1.11
Accumulation unit value at end of period	$1.21	$1.21	$1.22	$1.23	$1.23	$1.24	$1.25	$1.22	$1.17	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	825	441	309	514	613	2,492	10,988	11,779	8,286	4,504
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.73	$0.93	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.22	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	191	42	—	—	—	—	—	—	—	—

114	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	189	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.79	$1.85	$1.73	$1.63	$1.51	$1.33	$1.43	$1.36	$1.31	$1.29
Accumulation unit value at end of period	$1.88	$1.79	$1.85	$1.73	$1.63	$1.51	$1.33	$1.43	$1.36	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	1,053	1,574	2,726	2,923	3,828	10,140	8,140	9,540	7,272	3,619
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.31	$1.83	$1.62	$1.71	$1.47	$1.16	$1.96	$1.83	$1.53	$1.36
Accumulation unit value at end of period	$2.53	$2.31	$1.83	$1.62	$1.71	$1.47	$1.16	$1.96	$1.83	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	1,308	1,443	1,536	1,770	2,153	7,610	8,565	9,289	9,434	5,165
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.91	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	43	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$2.53	$2.59	$2.16	$2.75	$2.31	$1.33	$2.90	$2.11	$1.58	$1.19
Accumulation unit value at end of period	$2.46	$2.53	$2.59	$2.16	$2.75	$2.31	$1.33	$2.90	$2.11	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	703	738	743	843	1,028	1,522	2,437	1,993	2,144	1,491
Columbia Variable Portfolio – Global Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.84	$2.01	$1.90	$1.82	$1.72	$1.55	$1.56	$1.46	$1.38	$1.46
Accumulation unit value at end of period	$1.84	$1.84	$2.01	$1.90	$1.82	$1.72	$1.55	$1.56	$1.46	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	578	726	1,005	1,122	1,599	3,215	2,861	3,115	2,645	1,377
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.32	$2.20	$1.91	$1.82	$1.61	$1.05	$1.41	$1.39	$1.26	$1.22
Accumulation unit value at end of period	$2.40	$2.32	$2.20	$1.91	$1.82	$1.61	$1.05	$1.41	$1.39	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	740	847	722	695	706	639	713	1,605	1,925	2,397
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.90	$1.82	$1.59	$1.51	$1.34	$0.95	$1.17	$1.15	$1.07	$1.04
Accumulation unit value at end of period	$1.96	$1.90	$1.82	$1.59	$1.51	$1.34	$0.95	$1.17	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	984	924	2,007	1,306	1,132	5,111	2,233	2,599	2,358	493
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.35	$1.11	$0.95	$1.09	$0.96	$0.76	$1.28	$1.14	$0.92	$0.82
Accumulation unit value at end of period	$1.23	$1.35	$1.11	$0.95	$1.09	$0.96	$0.76	$1.28	$1.14	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	396	323	346	363	399	910	1,080	1,307	1,343	1,252
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$0.99	$0.76	$0.64	$0.66	$0.57	$0.42	$0.75	$0.73	$0.67	$0.62
Accumulation unit value at end of period	$1.12	$0.99	$0.76	$0.64	$0.66	$0.57	$0.42	$0.75	$0.73	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	1,230	1,278	1,240	1,358	1,192	2,260	2,601	3,768	6,049	6,193
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.30	$0.97	$0.86	$0.82	$0.70	$0.57	$0.99	$0.97	$0.85	$0.80
Accumulation unit value at end of period	$1.49	$1.30	$0.97	$0.86	$0.82	$0.70	$0.57	$0.99	$0.97	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	359	386	508	464	565	877	1,397	1,682	2,453	3,121
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2006)
Accumulation unit value at beginning of period	$1.60	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	$1.00	—
Accumulation unit value at end of period	$1.74	$1.60	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	645	711	667	767	699	7,497	6,506	5,466	2,834	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.18	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	$1.00	—
Accumulation unit value at end of period	$1.11	$1.18	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	542	579	502	509	459	810	730	772	2,194	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2001)
Accumulation unit value at beginning of period	$1.93	$1.48	$1.34	$1.58	$1.26	$0.78	$1.41	$1.25	$1.26	$1.15
Accumulation unit value at end of period	$2.06	$1.93	$1.48	$1.34	$1.58	$1.26	$0.78	$1.41	$1.25	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	72	90	128	124	238	363	242	268	450	655
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.06	$1.50	$1.28	$1.40	$1.15	$0.82	$1.50	$1.37	$1.20	$1.00
Accumulation unit value at end of period	$2.30	$2.06	$1.50	$1.28	$1.40	$1.15	$0.82	$1.50	$1.37	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	346	370	385	467	338	1,292	1,658	1,406	2,575	115
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	115

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$1.43	$1.09	$0.95	$0.94	$0.83	$0.66	$1.05	$1.01	$0.88	$0.85
Accumulation unit value at end of period	$1.61	$1.43	$1.09	$0.95	$0.94	$0.83	$0.66	$1.05	$1.01	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	255	185	209	127	314	741	1,447	1,022	1,170	2,054
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$1.91	$1.40	$1.18	$1.21	$1.01	$0.81	$1.34	$1.35	$1.14	$1.10
Accumulation unit value at end of period	$2.12	$1.91	$1.40	$1.18	$1.21	$1.01	$0.81	$1.34	$1.35	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	272	282	205	198	120	195	67	67	184	92
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.87	$1.94	$1.66	$1.82	$1.44	$1.04	$1.70	$1.79	$1.61	$1.54
Accumulation unit value at end of period	$3.02	$2.87	$1.94	$1.66	$1.82	$1.44	$1.04	$1.70	$1.79	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	176	127	126	152	71	57	113	214	333	514
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.39	$1.42	$1.41	$1.39	$1.36	$1.30	$1.34	$1.28	$1.24	$1.23
Accumulation unit value at end of period	$1.46	$1.39	$1.42	$1.41	$1.39	$1.36	$1.30	$1.34	$1.28	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1,089	234	494	1,843	1,670	825	1,394	817	493	688
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.78	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	$1.00	—
Accumulation unit value at end of period	$0.64	$0.78	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	478	635	624	617	533	605	506	677	1,600	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	265	160	60	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2006)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	$1.00	—
Accumulation unit value at end of period	$1.32	$1.32	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	1,701	3,678	1,490	1,730	1,433	2,787	2,025	2,116	2,567	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.57	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	$1.00	—
Accumulation unit value at end of period	$1.74	$1.57	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	1,783	1,861	2,280	2,496	2,532	4,368	8,518	7,443	6,582	—
Fidelity® VIP Growth & Income Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$1.72	$1.29	$1.10	$1.09	$0.95	$0.75	$1.30	$1.17	$1.04	$0.97
Accumulation unit value at end of period	$1.88	$1.72	$1.29	$1.10	$1.09	$0.95	$0.75	$1.30	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	70	71	67	87	92	148	226	676	754	1,103
Fidelity® VIP Mid Cap Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$5.40	$3.99	$3.50	$3.94	$3.08	$2.21	$3.68	$3.20	$2.86	$2.43
Accumulation unit value at end of period	$5.71	$5.40	$3.99	$3.50	$3.94	$3.08	$2.21	$3.68	$3.20	$2.86
Number of accumulation units outstanding at end of period (000 omitted)	89	104	105	162	195	298	492	591	664	915
Fidelity® VIP Overseas Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$1.61	$1.24	$1.03	$1.26	$1.12	$0.89	$1.59	$1.37	$1.16	$0.98
Accumulation unit value at end of period	$1.47	$1.61	$1.24	$1.03	$1.26	$1.12	$0.89	$1.59	$1.37	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	24	25	15	20	20	28	48	92	298	605
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	59	—	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$2.54	$2.50	$1.97	$2.10	$1.75	$1.48	$2.58	$3.27	$2.73	$2.42
Accumulation unit value at end of period	$2.91	$2.54	$2.50	$1.97	$2.10	$1.75	$1.48	$2.58	$3.27	$2.73
Number of accumulation units outstanding at end of period (000 omitted)	255	182	170	163	203	232	262	688	836	667
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	271	25	—	—	—	—	—	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$4.02	$2.97	$2.52	$2.64	$2.07	$1.61	$2.42	$2.49	$2.14	$1.98
Accumulation unit value at end of period	$4.03	$4.02	$2.97	$2.52	$2.64	$2.07	$1.61	$2.42	$2.49	$2.14
Number of accumulation units outstanding at end of period (000 omitted)	321	286	301	212	215	352	465	576	738	593
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	108	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$4.15	$3.14	$2.67	$2.86	$2.30	$1.74	$2.78	$2.71	$2.34	$2.09
Accumulation unit value at end of period	$4.69	$4.15	$3.14	$2.67	$2.86	$2.30	$1.74	$2.78	$2.71	$2.34
Number of accumulation units outstanding at end of period (000 omitted)	393	406	448	611	738	922	1,060	2,008	2,339	1,930

116	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio—Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$2.71	$2.01	$1.79	$1.79	$1.38	$1.09	$1.66	$2.00	$1.79	$1.69
Accumulation unit value at end of period	$2.88	$2.71	$2.01	$1.79	$1.79	$1.38	$1.09	$1.66	$2.00	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	3	1	2	2	4	9	11	12	114	119
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$1.57	$1.15	$1.01	$0.98	$0.87	$0.72	$1.15	$1.18	$1.05	$0.99
Accumulation unit value at end of period	$1.82	$1.57	$1.15	$1.01	$0.98	$0.87	$0.72	$1.15	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	495	466	546	592	745	826	1,128	1,678	2,499	3,019
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.35	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.35	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	60	65	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	316	130	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.95	$1.45	$1.22	$1.26	$1.09	$0.85	$1.34	$1.38	$1.19	$1.15
Accumulation unit value at end of period	$2.12	$1.95	$1.45	$1.22	$1.26	$1.09	$0.85	$1.34	$1.38	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	554	557	670	788	719	2,639	3,700	3,639	4,892	3,642
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.84	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	$1.00	—
Accumulation unit value at end of period	$2.18	$1.84	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	158	149	117	103	132	403	73	115	1,114	—
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.76	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09	$1.00
Accumulation unit value at end of period	$1.75	$1.76	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	272	249	273	294	380	2,658	2,794	1,479	105	5
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.33	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	87	87	—	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.21	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	148	142	—	—	—	—	—	—	—	—
Janus Aspen Series Enterprise Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.11	$0.84	$0.72	$0.74	$0.59	$0.41	$0.74	$0.61	$0.54	$0.49
Accumulation unit value at end of period	$1.23	$1.11	$0.84	$0.72	$0.74	$0.59	$0.41	$0.74	$0.61	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	18	29	28	34	34	30	30	51	125	125
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	208	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.19	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$0.82	$0.61	$0.51	$0.57	$0.46	$0.29	$0.53	$0.43	$0.41	$0.37
Accumulation unit value at end of period	$0.89	$0.82	$0.61	$0.51	$0.57	$0.46	$0.29	$0.53	$0.43	$0.41
Number of accumulation units outstanding at end of period (000 omitted)	74	103	104	111	100	41	22	37	180	200
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.39	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.39	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	266	328	387	461	568	6,880	6,240	5,448	—	—
Janus Aspen Series Overseas Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.57	$1.38	$1.23	$1.82	$1.47	$0.82	$1.73	$1.36	$0.93	$0.71
Accumulation unit value at end of period	$1.37	$1.57	$1.38	$1.23	$1.82	$1.47	$0.82	$1.73	$1.36	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	133	239	269	262	226	395	275	272	231	250
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	6	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	117

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
MFS® Investors Growth Stock Series – Service Class (5/1/2000)
Accumulation unit value at beginning of period	$1.14	$0.88	$0.76	$0.76	$0.68	$0.49	$0.79	$0.71	$0.67	$0.64
Accumulation unit value at end of period	$1.26	$1.14	$0.88	$0.76	$0.76	$0.68	$0.49	$0.79	$0.71	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	154	180	212	186	178	406	260	317	481	640
MFS® New Discovery Series – Service Class (5/1/2000)
Accumulation unit value at beginning of period	$2.03	$1.44	$1.20	$1.35	$1.00	$0.62	$1.02	$1.01	$0.90	$0.86
Accumulation unit value at end of period	$1.87	$2.03	$1.44	$1.20	$1.35	$1.00	$0.62	$1.02	$1.01	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	156	173	89	131	102	190	92	130	243	558
MFS® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$3.00	$2.51	$2.23	$2.11	$1.86	$1.41	$2.28	$1.80	$1.38	$1.19
Accumulation unit value at end of period	$3.36	$3.00	$2.51	$2.23	$2.11	$1.86	$1.41	$2.28	$1.80	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	601	684	584	543	500	562	821	765	1,065	588
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.25	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	$1.00	—
Accumulation unit value at end of period	$1.41	$1.25	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	—
Number of accumulation units outstanding at end of period (000 omitted)	337	343	314	467	451	1,794	1,961	1,463	1,473	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.79	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	$1.00	—
Accumulation unit value at end of period	$1.81	$1.79	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	172	192	241	300	317	356	270	140	1,068	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.12	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	$1.00	—
Accumulation unit value at end of period	$1.07	$1.12	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	299	275	165	154	142	1,718	1,971	2,116	1,957	—
Oppenheimer Global Fund/VA, Service Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.12	$1.67	$1.39	$1.53	$1.33	$0.96	$1.62	$1.53	$1.31	$1.16
Accumulation unit value at end of period	$2.15	$2.12	$1.67	$1.39	$1.53	$1.33	$0.96	$1.62	$1.53	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	389	443	349	429	524	604	777	1,099	1,309	756
Oppenheimer Global Strategic Income Fund/VA, Service Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.62	$1.63	$1.45	$1.45	$1.27	$1.08	$1.27	$1.16	$1.09	$1.07
Accumulation unit value at end of period	$1.65	$1.62	$1.63	$1.45	$1.45	$1.27	$1.08	$1.27	$1.16	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,503	2,994	3,277	3,125	3,938	8,634	8,498	9,223	6,331	3,173
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.30	$1.64	$1.41	$1.45	$1.18	$0.87	$1.41	$1.44	$1.26	$1.16
Accumulation unit value at end of period	$2.55	$2.30	$1.64	$1.41	$1.45	$1.18	$0.87	$1.41	$1.44	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	342	337	360	394	368	717	646	676	773	643
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.47	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	$1.00	—
Accumulation unit value at end of period	$1.47	$1.47	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	321	414	688	700	590	3,431	4,628	4,555	4,105	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	54	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.68	$1.24	$1.07	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.68	$1.24	$1.07	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	30	123	123	139	—	—	—	—	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/15/1999)
Accumulation unit value at beginning of period	$4.55	$3.78	$3.54	$4.05	$3.13	$1.99	$3.53	$3.41	$2.83	$2.55
Accumulation unit value at end of period	$4.37	$4.55	$3.78	$3.54	$4.05	$3.13	$1.99	$3.53	$3.41	$2.83
Number of accumulation units outstanding at end of period (000 omitted)	20	23	30	34	39	66	81	358	405	539
Third Avenue Value Portfolio (9/21/1999)
Accumulation unit value at beginning of period	$3.44	$2.90	$2.29	$2.93	$2.58	$1.79	$3.19	$3.37	$2.92	$2.57
Accumulation unit value at end of period	$3.57	$3.44	$2.90	$2.29	$2.93	$2.58	$1.79	$3.19	$3.37	$2.92
Number of accumulation units outstanding at end of period (000 omitted)	27	27	27	33	38	62	123	175	287	371
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.77	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	219	180	—	—	—	—	—	—	—	—

118	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.23	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.47	$1.23	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,788	1,803	1,277	1,257	395	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.23	$1.09	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.47	$1.23	$1.09	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,239	15,408	16,382	18,860	26,354	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	32	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.34	$1.43	$1.36	$1.24	$1.20	$1.13	$1.13	$1.06	$1.05	$1.03
Accumulation unit value at end of period	$1.45	$1.34	$1.43	$1.36	$1.24	$1.20	$1.13	$1.13	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	466	581	768	1,132	1,988	5,705	2,307	2,713	2,959	1,455
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.08	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.18	$1.15	$1.08	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,701	3,557	5,335	1,443	1,174	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.08	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.18	$1.15	$1.08	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	369	3,064	6,408	4,175	8,371	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	8	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.09	$1.10	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.34	$1.21	$1.09	$1.10	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,010	3,851	4,778	4,194	507	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.09	$1.10	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.34	$1.21	$1.09	$1.10	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,455	13,901	17,266	21,448	21,627	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.22	$1.09	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.41	$1.22	$1.09	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,877	3,380	1,378	1,064	2,007	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.22	$1.09	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.41	$1.22	$1.09	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,020	22,674	24,938	26,294	23,294	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.18	$1.09	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.25	$1.18	$1.09	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,282	1,477	1,950	1,471	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.18	$1.09	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.26	$1.18	$1.09	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,214	4,237	4,691	9,103	5,162	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (8/14/2001)
Accumulation unit value at beginning of period	$2.99	$2.23	$1.98	$2.08	$1.68	$1.24	$1.82	$1.92	$1.61	$1.53
Accumulation unit value at end of period	$3.04	$2.99	$2.23	$1.98	$2.08	$1.68	$1.24	$1.82	$1.92	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	143	317	402	542	707	3,210	3,353	3,487	2,495	2,068
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	3	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT	119

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.35	$1.06	$0.96	$1.00	$0.90	$0.69	$1.13	$1.09	$1.00	—
Accumulation unit value at end of period	$1.50	$1.35	$1.06	$0.96	$1.00	$0.90	$0.69	$1.13	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	271	183	200	264	276	7,045	4,641	3,570	3,666	—
Variable Portfolio – Victory Established Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$2.07	$1.53	$1.32	$1.42	$1.17	$0.86	$1.37	$1.30	$1.13	$1.13
Accumulation unit value at end of period	$2.31	$2.07	$1.53	$1.32	$1.42	$1.17	$0.86	$1.37	$1.30	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	132	173	125	127	115	176	74	115	77	235
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	110	—	—	—	—	—	—	—	—	—
Wanger International (9/15/1999)
Accumulation unit value at beginning of period	$3.34	$2.74	$2.27	$2.67	$2.15	$1.44	$2.67	$2.31	$1.69	$1.40
Accumulation unit value at end of period	$3.17	$3.34	$2.74	$2.27	$2.67	$2.15	$1.44	$2.67	$2.31	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	895	918	887	992	1,120	2,334	2,433	2,932	3,471	2,814
Wanger USA (9/15/1999)
Accumulation unit value at beginning of period	$3.19	$2.40	$2.01	$2.09	$1.71	$1.21	$2.01	$1.92	$1.79	$1.62
Accumulation unit value at end of period	$3.32	$3.19	$2.40	$2.01	$2.09	$1.71	$1.21	$2.01	$1.92	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	543	598	631	895	1,057	2,350	3,272	3,659	3,852	2,709
Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$1.79	$1.50	$1.34	$1.26	$1.12	$0.98	$1.38	$1.29	$1.16	$1.11
Accumulation unit value at end of period	$2.10	$1.79	$1.50	$1.34	$1.26	$1.12	$0.98	$1.38	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	2	2	4	4	7	31	355
Wells Fargo Advantage VT International Equity Fund – Class 2 (2/4/2004)
Accumulation unit value at beginning of period	$1.66	$1.39	$1.23	$1.43	$1.23	$1.07	$1.84	$1.62	$1.32	$1.15
Accumulation unit value at end of period	$1.56	$1.66	$1.39	$1.23	$1.43	$1.23	$1.07	$1.84	$1.62	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	156	166	278	311	337	2,398	408	500	669	661
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.29	$1.54	$1.43	$1.51	$1.20	$0.79	$1.35	$1.20	$0.98	$0.93
Accumulation unit value at end of period	$2.24	$2.29	$1.54	$1.43	$1.51	$1.20	$0.79	$1.35	$1.20	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	96	110	136	160	198	225	258	231	84	35
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	17	—	—	—	—	—	—	—	—

120	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2014 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Company and its subsidiaries at December 31, 2014 and December 31, 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

February 24, 2015

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2014	2013
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2014, $21,354; 2013, $22,902)	$23,243	$24,387
Common stocks, at fair value (cost: 2014 and 2013, $2)	7	6
Mortgage loans, at amortized cost (less allowance for loan losses: 2014, $23; 2013, $24)	3,298	3,326
Policy loans	805	773
Other investments	987	915
Total investments	28,340	29,407
Cash and cash equivalents	307	344
Reinsurance recoverables	2,268	2,177
Other receivables	206	195
Accrued investment income	255	275
Deferred acquisition costs	2,576	2,633
Other assets	5,006	4,357
Separate account assets	79,178	77,616
Total assets	$118,136	$117,004

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$29,805	$29,149
Short-term borrowings	200	500
Line of credit with Ameriprise Financial, Inc.	—	150
Other liabilities	4,650	5,431
Separate account liabilities	79,178	77,616
Total liabilities	113,833	112,846
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,464	2,463
Retained earnings	1,107	1,042
Accumulated other comprehensive income, net of tax	729	650
Total shareholder’s equity	4,303	4,158
Total liabilities and shareholder’s equity	$118,136	$117,004

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2014	2013	2012
Revenues
Premiums	$423	$430	$442
Net investment income	1,294	1,411	1,480
Policy and contract charges	1,821	1,725	1,593
Other revenues	390	359	329
Net realized investment gains (losses)	38	3	(3)
Total revenues	3,966	3,928	3,841

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,046	1,172	1,216
Interest credited to fixed accounts	713	806	831
Amortization of deferred acquisition costs	293	141	225
Other insurance and operating expenses	740	746	755
Total benefits and expenses	2,792	2,865	3,027
Pretax income	1,174	1,063	814
Income tax provision	209	221	164
Net income	$965	$842	$650

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(6)	$(11)	$(12)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	1	5	(5)
Net impairment losses recognized in net realized investment gains (losses)	$(5)	$(6)	$(17)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2014	2013	2012

Net income	$965	$842	$650
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Net unrealized securities gains (losses) arising during the period	289	(904)	451
Reclassification of net securities (gains) losses included in net income	(26)	(3)	1
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	(189)	319	(154)
Total net unrealized gains (losses) on securities	74	(588)	298
Net unrealized losses on derivatives:
Reclassification of net derivative losses included in net income	5	4	5
Total net unrealized losses on derivatives	5	4	5
Total other comprehensive income (loss), net of tax	79	(584)	303
Total comprehensive income	$1,044	$258	$953

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2012	$3	$2,461	$1,215	$931	$4,610
Comprehensive income:
Net income	—	—	650	—	650
Other comprehensive income, net of tax	—	—	—	303	303

Total comprehensive income					953
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(865)	—	(865)

Balances at December 31, 2012	3	2,462	1,000	1,234	4,699
Comprehensive income:
Net income	—	—	842	—	842
Other comprehensive loss, net of tax	—	—	—	(584)	(584)

Total comprehensive income					258
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)

Balances at December 31, 2013	3	2,463	1,042	650	4,158
Comprehensive income:
Net income	—	—	965	—	965
Other comprehensive income, net of tax	—	—	—	79	79

Total comprehensive income					1,044
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(900)	—	(900)
Balances at December 31, 2014	$3	$2,464	$1,107	$729	$4,303

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2014	2013	2012
Cash Flows from Operating Activities
Net income	$965	$842	$650
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	8	(20)	(16)
Deferred income tax expense (benefit)	209	(76)	(40)
Contractholder and policyholder charges, non-cash	(329)	(322)	(273)
Loss from equity method investments	24	12	26
Net realized investment gains	(45)	(9)	(14)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	7	6	17
Changes in operating assets and liabilities:
Deferred acquisition costs	33	(128)	(28)
Other investments, net	—	—	25
Policyholder account balances, future policy benefits and claims	1,375	(1,053)	(463)
Derivatives, net of collateral	(894)	1,733	671
Reinsurance recoverables	(107)	(121)	(107)
Other receivables	(4)	4	(35)
Accrued investment income	20	16	16
Other, net	(357)	132	283
Net cash provided by operating activities	905	1,016	712

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	309	171	156
Maturities, sinking fund payments and calls	2,848	3,682	3,292
Purchases	(1,589)	(3,672)	(2,271)
Proceeds from maturities and repayments of mortgage loans	562	696	310
Funding of mortgage loans	(523)	(619)	(277)
Purchase of residential mortgage loans from affiliate	—	—	(954)
Proceeds from sales and collections of other investments	140	119	117
Purchase of other investments	(304)	(235)	(286)
Purchase of land, buildings, equipment and software	(8)	(8)	(8)
Change in policy loans, net	(32)	(21)	(13)
Advance on line of credit to Ameriprise Financial, Inc.	(15)	—	—
Repayment from Ameriprise Financial, Inc. on line of credit	15	—	—
Other, net	5	49	—
Net cash provided by investing activities	1,408	162	66

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	2,042	2,158	2,198
Net transfers to separate accounts	(216)	(116)	(30)
Surrenders and other benefits	(2,440)	(1,994)	(2,063)
Change in short-term borrowings, net	(301)	(2)	(5)
Proceeds from line of credit with Ameriprise Financial, Inc.	56	94	418
Payments on line of credit with Ameriprise Financial, Inc.	(206)	(94)	(568)
Tax adjustment on share-based incentive compensation plan	1	1	1
Cash received for purchased options with deferred premiums	13	—	—
Cash paid for purchased options with deferred premiums	(399)	(417)	(356)
Cash dividends to Ameriprise Financial, Inc.	(900)	(800)	(865)
Net cash used in financing activities	(2,350)	(1,170)	(1,270)
Net increase (decrease) in cash and cash equivalents	(37)	8	(492)
Cash and cash equivalents at beginning of period	344	336	828
Cash and cash equivalents at end of period	$307	$344	$336

Supplemental Disclosures:
Income taxes paid, net	$471	$94	$109
Interest paid on borrowings	1	4	4
Non-cash investing activity:
Affordable housing partnership commitments not yet remitted	38	96	13

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

Voting interest entities (“VOEs”) are those entities that do not qualify as a variable interest entity (“VIE”). The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method when the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. An entity that meets one of these criteria is assessed for consolidation under one of the following models:

•	If the VIE is a registered money market fund, or is an investment company, or has the financial characteristics of an investment company, and the following are true:

(i)	the reporting entity does not have an explicit or implicit obligation to fund the investment company’s losses; and

(ii)	the investment company is not a securitization entity, asset backed financing entity, or an entity previously considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns. Entities that are assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

RiverSource Life Insurance Company

When determining whether the Company will absorb the majority of a VIE’s expected losses or receive a majority of a VIE’s expected returns, it analyzes the purpose and design of the VIE and identifies the variable interests it holds. The Company then quantitatively determines whether its variable interests will absorb a majority of the VIE’s expected losses or residual returns. If the Company will absorb the majority of the VIE’s expected losses or residual returns, the Company consolidates the VIE.

•	If the VIE does not meet the criteria above, then the VIE will be consolidated by the reporting entity that determines it has both:

(i)	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

(ii)	the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Entities that are assessed for consolidation under this framework include investments in qualified affordable housing partnerships.

When evaluating entities for consolidation under this framework, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting as an asset manager enabling it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in a more passive role such as a limited partner without substantive rights to impact the economic performance of the entity.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as management and incentive fees and investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors.

If the Company consolidates a VIE under either accounting model, it is referred to as the VIE’s primary beneficiary.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions existed, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously

RiverSource Life Insurance Company

determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Mortgage Loans, net

Mortgage loans, net reflect the Company’s interest in commercial and residential mortgage loans, less the related allowance for loan losses and unamortized discount on residential mortgage loans.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans

Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses, if any and unamortized discounts.

In October 2012, the Company purchased residential mortgage loans at fair value, which included a purchase discount, from an affiliate, Ameriprise Bank, FSB. The purchase price took into account the credit quality of the loan portfolio resulting in no allowance for loan losses recorded at the acquisition date. The purchase discount is accreted straight-line over the remaining life of the loans.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are impaired when management determines

RiverSource Life Insurance Company

the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower, debt service coverage and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The evaluation of impairment on residential mortgage loans is primarily driven by delinquency status of individual loans. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset or liability and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life Insurance Company

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

At December 31, 2014 and 2013, land, buildings, equipment and software were $159 million and $166 million, respectively, net of accumulated depreciation of $122 million and $107 million, respectively. Depreciation and amortization expense for the years ended December 31, 2014, 2013 and 2012 was $15 million, $16 million and $17 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of equity indexed annuities (“EIA”) and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred.

RiverSource Life Insurance Company

Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI, a subsidiary of Ameriprise Financial, advisors and employees and third party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities. For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income. The assumptions for LTC insurance products are management’s best estimate from previous loss recognition thus no longer provide for adverse deviations in experience.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates, variable annuity benefit utilization rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar

RiverSource Life Insurance Company

contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

Fixed Annuities and Variable Annuity Guarantees

Fixed annuities and variable annuity guarantees include amounts for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, EIA and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB and GGU liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. See Note 13 for information regarding the fair value measurement of embedded derivatives.

Liabilities for EIA are equal to the host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance

Life, DI and LTC insurance includes liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

RiverSource Life Insurance Company

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC polices, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests annually in the third quarter of each year using best estimate assumptions without provisions for adverse deviation. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a change to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions are locked in and used in subsequent valuations.

Changes in policyholder account balances, future policy benefits and claims are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Unearned Revenue Liability

The Company’s fixed and variable universal life policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

RiverSource Life Insurance Company

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 19 for additional information on the Company’s valuation allowance.

Sources of Revenue

Premiums

Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income

Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial and residential mortgage loans, policy loans, other investments and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and on the residential mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges

Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products) and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Net Realized Investment Gains (Losses)

Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Other Revenues

Other revenues primarily include fees received under marketing support arrangements which are calculated as a percentage of the Company’s separate account assets.

Other Insurance and Operating Expenses

Other insurance and operating expenses include expenses allocated to the Company from its parent, Ameriprise Financial, for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

RiverSource Life Insurance Company

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Income Taxes

In July 2013, the Financial Accounting Standards Board (“FASB”) updated the accounting standard for income taxes. The update provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The standard is effective for interim and annual periods beginning after December 15, 2013 and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Company adopted the standard in the first quarter of 2014. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $1.4 billion after-tax and increased AOCI by $112 million after-tax, totaling to a $1.3 billion after-tax reduction in total equity at January 1, 2012.

Future Adoption of New Accounting Standards

Consolidation

In February 2015, the FASB updated the accounting standard for consolidation. The update changes the accounting for the consolidation model for limited partnerships and VIEs and excludes certain money market funds out of the consolidation analysis. Specific to the consolidation analysis of a VIE, the update clarifies consideration of fees paid to a decision maker and amends the related party guidance. The standard is effective for periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption or applied retrospectively. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Presentation of Financial Statements — Going Concern

In August 2014, the FASB updated the accounting standard related to an entity’s assessment of its ability to continue as a going concern. The standard requires that management evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. In situations where there is substantial doubt about an entity’s ability to continue as a going concern, disclosure should be made so that a reader can understand the conditions that raise substantial doubt, management’s assessment of those conditions and any plan management has to mitigate those conditions. The standard is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early adoption is permitted. The adoption of the standard is not expected to have a material impact on the Company’s consolidated financial condition and results of operations.

Transfers and Servicing

In June 2014, the FASB updated the accounting standards related to transfers and servicing. The update requires repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings consistent with the accounting for other repurchase agreements. The standard requires disclosures related to transfers of financial assets accounted for as sales in transactions that are similar to repurchase agreements. The standard also requires disclosures on the remaining contractual maturity of the agreements, disaggregation of the gross obligation by class of collateral pledged and potential risks associated with the agreements and the related collateral pledged in repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings. The standard is effective for interim and annual periods beginning after December 15, 2014, except for the disclosure requirements for repurchase-to-maturity transactions accounted for as secured borrowings which are effective for interim periods beginning after March 15, 2015. Early adoption of the standard is prohibited. The standard requires entities to present changes in accounting for transactions outstanding at the effective date as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. As the Company does not have repurchase-to-maturity transactions, the adoption of the standard is not expected to have a material impact on the Company’s consolidated financial condition and results of operations.

RiverSource Life Insurance Company

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. In addition, the standard requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The standard is effective for interim and annual periods beginning after December 15, 2016 and early adoption is prohibited. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Receivables — Troubled Debt Restructuring by Creditors

In January 2014, the FASB updated the accounting standard related to recognizing residential real estate obtained through a repossession or foreclosure from a troubled debtor. The update clarifies the criteria for derecognition of the loan receivable and recognition of the real estate property. The standard is effective for interim and annual periods beginning after December 15, 2014 and can be applied under a modified retrospective transition method or a prospective transition method. Early adoption is permitted. The adoption of the standard is not expected to have a material impact on the Company’s consolidated financial condition and results of operations.

Investments — Equity Method and Joint Ventures

In January 2014, the FASB updated the accounting standard related to investments in qualified affordable housing projects. The update allows for an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the investment in a qualified affordable housing project is amortized in proportion to the tax credits and other tax benefits received. The net investment performance is recognized as a component of income tax expense (benefit). The standard is effective for interim and annual periods beginning after December 15, 2014 and should be applied retrospectively to all periods presented. Early adoption is permitted. The Company does not plan to elect the proportional amortization method.

4.  VARIABLE INTEREST ENTITIES

The Company has variable interests in affordable housing partnerships for which it is not the primary beneficiary and therefore does not consolidate. The Company’s maximum exposure to loss as a result of its investments in the affordable housing partnerships is limited to the carrying values of these investments. The carrying value is reflected in other investments and was $504 million and $495 million as of December 31, 2014 and 2013, respectively. The Company has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships.

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial mortgage backed securities and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its carrying value. The carrying value is included Available-for-Sale fixed maturities on the consolidated balance sheets. See Note 5 for additional information about these structured investments. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments.

RiverSource Life Insurance Company

5.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2014
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,763	$1,474	$(54)	$15,183	$3
Residential mortgage backed securities	3,374	150	(32)	3,492	(9)
Commercial mortgage backed securities	2,116	115	(3)	2,228	—
State and municipal obligations	947	191	(25)	1,113	—
Asset backed securities	882	56	(1)	937	—
Foreign government bonds and obligations	236	21	(6)	251	—
U.S. government and agencies obligations	36	3	—	39	—
Total fixed maturities	21,354	2,010	(121)	23,243	(6)
Common stocks	2	5	—	7	3
Total	$21,356	$2,015	$(121)	$23,250	$(3)

	December 31, 2013
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$14,658	$1,311	$(96)	$15,873	$3
Residential mortgage backed securities	3,773	133	(95)	3,811	(18)
Commercial mortgage backed securities	2,309	136	(11)	2,434	—
State and municipal obligations	950	87	(39)	998	—
Asset backed securities	938	48	(5)	981	—
Foreign government bonds and obligations	234	19	(8)	245	—
U.S. government and agencies obligations	40	5	—	45	—
Total fixed maturities	22,902	1,739	(254)	24,387	(15)
Common stocks	2	4	—	6	2
Total	$22,904	$1,743	$(254)	$24,393	$(13)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2014 and 2013, investment securities with a fair value of $1.2 billion and $2.3 billion, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings.

At December 31, 2014 and 2013, fixed maturity securities comprised approximately 82% and 83%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2014 and 2013, approximately $1.2 billion and $1.3 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2014			December 31, 2013
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$5,111	$5,374	23%	$5,557	$5,738	23%
AA	967	1,158	5	1,055	1,171	5
A	4,452	5,062	22	4,687	5,062	21
BBB	9,328	10,165	44	10,062	10,897	45
Below investment grade	1,496	1,484	6	1,541	1,519	6
Total fixed maturities	$21,354	$23,243	100%	$22,902	$24,387	100%

RiverSource Life Insurance Company

At December 31, 2014 and 2013, approximately 46% and 41%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2014
(in millions, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	106	$1,093	$(36)	40	$689	$(18)	146	$1,782	$(54)
Residential mortgage backed securities	17	138	(2)	55	670	(30)	72	808	(32)
Commercial mortgage backed securities	9	80	—	9	95	(3)	18	175	(3)
State and municipal obligations	1	5	—	2	102	(25)	3	107	(25)
Asset backed securities	5	52	—	3	32	(1)	8	84	(1)
Foreign government bonds and obligations	4	10	(1)	14	27	(5)	18	37	(6)
Total	142	$1,378	$(39)	123	$1,615	$(82)	265	$2,993	$(121)

	December 31, 2013
(in millions, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	156	$2,567	$(82)	10	$160	$(14)	166	$2,727	$(96)
Residential mortgage backed securities	52	1,411	(54)	45	295	(41)	97	1,706	(95)
Commercial mortgage backed securities	27	323	(9)	3	22	(2)	30	345	(11)
State and municipal obligations	4	38	(2)	2	92	(37)	6	130	(39)
Asset backed securities	17	219	(4)	3	26	(1)	20	245	(5)
Foreign government bonds and obligations	23	77	(8)	—	—	—	23	77	(8)
Total	279	$4,635	$(159)	63	$595	$(95)	342	$5,230	$(254)

As part of the Company’s ongoing monitoring process, management determined that a majority of the change in gross unrealized losses on its Available-for-Sale securities is attributable to movement in interest rates.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss):

	December 31,
(in millions)	2014	2013	2012
Beginning balance	$54	$87	$106
Credit losses for which an other-than-temporary impairment was not previously recognized	1	2	1
Credit losses for which an other-than-temporary impairment was previously recognized	—	4	16
Reductions for securities sold during the period (realized)	(22)	(39)	(36)
Ending balance	$33	$54	$87

The change in net unrealized securities gains (losses) in other comprehensive income (loss) includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in AOCI:

(in millions)	Net Unrealized Securities Gains	Deferred Income Tax	AOCI Related to Net Unrealized Securities Gains
Balance at January 1, 2012	$1,471	$(514)	$957
Net unrealized securities gains arising during the period(1)	694	(243)	451
Reclassification of net securities losses included in net income	2	(1)	1
Impact of other adjustments	(237)	83	(154)
Balance at December 31, 2012	1,930	(675)	1,255 (2)
Net unrealized securities losses arising during the period(1)	(1,382)	478	(904)
Reclassification of net securities gains included in net income	(5)	2	(3)
Impact of other adjustments	490	(171)	319
Balance at December 31, 2013	1,033	(366)	667 (2)
Net unrealized securities gains arising during the period(1)	445	(156)	289
Reclassification of net securities gains included in net income	(40)	14	(26)
Impact of other adjustments	(290)	101	(189)
Balance at December 31, 2014	$1,148	$(407)	$741 (2)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)

Includes $2 million, $7 million and $15 million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2014, 2013 and 2012, respectively.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Gross realized investment gains	$51	$11	$16
Gross realized investment losses	(6)	—	(1)
Other-than-temporary impairments	(5)	(6)	(17)
Total	$40	$5	$(2)

Other-than-temporary impairments for the year ended December 31, 2014 primarily related to credit losses on non-agency residential mortgage backed securities and corporate debt securities. Other-than-temporary impairments for the years ended December 31, 2013 and 2012 primarily related to credit losses on non-agency residential mortgage backed securities.

Available-for-Sale securities by contractual maturity at December 31, 2014 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$791	$803
Due after one year through five years	5,708	6,226
Due after five years through 10 years	4,905	5,118
Due after 10 years	3,578	4,439
	14,982	16,586
Residential mortgage backed securities	3,374	3,492
Commercial mortgage backed securities	2,116	2,228
Asset backed securities	882	937
Common stocks	2	7
Total	$21,356	$23,250

RiverSource Life Insurance Company

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

Net investment income is summarized as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Fixed maturities	$1,112	$1,205	$1,324
Mortgage loans	183	202	158
Other investments	29	37	26
	1,324	1,444	1,508
Less: investment expenses	30	33	28
Total	$1,294	$1,411	$1,480

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Fixed maturities	$40	$5	$(2)
Mortgage loans	—	(1)	—
Other investments	(2)	(1)	(1)
Total	$38	$3	$(3)

6.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments. See Note 2 for information regarding the Company’s accounting policies related to loans and the allowance for loan losses.

Allowance for Loan Losses

The following tables present a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method and type of loan:

	December 31, 2014
(in millions)	Commercial Mortgage Loans	Syndicated Loans	Total
Beginning balance	$24	$4	$28
Charge-offs	(1)	(1)	(2)
Provisions	—	2	2
Ending balance	$23	$5	$28

Individually evaluated for impairment	$9	$—	$9
Collectively evaluated for impairment	14	5	19

	December 31, 2013
(in millions)	Commercial Mortgage Loans	Syndicated Loans	Total
Beginning balance	$26	$4	$30
Charge-offs	(2)	—	(2)
Ending balance	$24	$4	$28

Individually evaluated for impairment	$8	$—	$8
Collectively evaluated for impairment	16	4	20

	December 31, 2012
(in millions)	Commercial Mortgage Loans	Syndicated Loans	Total
Beginning balance	$32	$5	$37
Charge-offs	(6)	(1)	(7)
Ending balance	$26	$4	$30

Individually evaluated for impairment	$5	$—	$5
Collectively evaluated for impairment	21	4	25

RiverSource Life Insurance Company

The recorded investment in financing receivables by impairment method and type of loan was as follows:

	December 31, 2014
(in millions)	Commercial Mortgage Loans	Residential Mortgage Loans	Syndicated Loans	Total
Individually evaluated for impairment	$29	$1	$2	$32
Collectively evaluated for impairment	2,603	688	449	3,740
Total	$2,632	$689	$451	$3,772

	December 31, 2013
(in millions)	Commercial Mortgage Loans	Residential Mortgage Loans	Syndicated Loans	Total
Individually evaluated for impairment	$40	$—	$5	$45
Collectively evaluated for impairment	2,524	786	356	3,666
Total	$2,564	$786	$361	$3,711

As of December 31, 2014 and 2013, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $4 million and $12 million, respectively.

Residential mortgage loans are presented net of unamortized discount of $34 million and $53 million as of December 31, 2014 and 2013, respectively.

Purchases and sales of loans were as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Purchases
Residential mortgage loans	$—	$—	$954
Syndicated loans	180	158	111
Total loans purchased	$180	$158	$1,065
Sales
Syndicated loans	$13	$2	$9

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $10 million and $20 million as of December 31, 2014 and 2013, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 1% and 2% of total commercial mortgage loans at December 31, 2014 and 2013, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(in millions)
South Atlantic	$710	$679	27%	26%
Pacific	673	631	26	25
East North Central	237	248	9	10
Mountain	236	248	9	10
West North Central	223	194	8	7
Middle Atlantic	210	202	8	8
West South Central	151	153	6	6
New England	130	138	5	5
East South Central	62	71	2	3

	2,632	2,564	100%	100%

Less: allowance for loan losses	23	24

Total	$2,609	$2,540

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(in millions)
Retail	$956	$917	36%	36%
Office	535	548	20	21
Apartments	473	454	18	18
Industrial	447	431	17	17
Mixed use	46	36	2	1
Hotel	32	32	1	1
Other	143	146	6	6

	2,632	2,564	100%	100%

Less: allowance for loan losses	23	24

Total	$2,609	$2,540

Residential Mortgage Loans

In October 2012, the Company purchased $954 million of residential mortgage loans at fair value from an affiliate, Ameriprise Bank, FSB. The purchase price took into account the credit quality of the loan portfolio resulting in no allowance for loan losses recorded at purchase. The Company considers the credit worthiness of borrowers (FICO score), collateral characteristics such as LTV and geographic concentration to determine when an amount for an allowance for loan losses for residential mortgage loans is appropriate. At a minimum, management updates FICO scores and LTV ratios semiannually. As of December 31, 2014 and 2013, no allowance for loan losses was recorded.

As of December 31, 2014 and 2013, approximately 5% and 4%, respectively, of residential mortgage loans had FICO scores below 640. As of both December 31, 2014 and 2013, approximately 1% of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans is in California representing 37% and 38% of the portfolio as of December 31, 2014 and 2013, respectively. No other state represents more than 10% of the total residential mortgage loan portfolio.

Syndicated Loans

The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at both December 31, 2014 and 2013 were $3 million.

RiverSource Life Insurance Company

Troubled Debt Restructurings

The following table presents the number of loans restructured by the Company during the period and their recorded investment at the end of the period:

	Years Ended December 31,
	2014		2013
(in millions, except number of loans)	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment

Commercial mortgage loans	3	$9	7	$22
Residential mortgage loans	5	1	2	—
Syndicated loans	1	—	—	—
Total	9	$10	9	$22

The troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2014, 2013 and 2012. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

7.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact for the year ended December 31, 2014 primarily reflected the difference between the Company’s previously assumed interest rates versus the continued low interest rate environment, partially offset by favorable persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption. The impact for the year ended December 31, 2013 primarily reflected the impact of assumed interest rates and changes in assumed policyholder behavior. The impact for the year ended December 31, 2012 primarily reflected the low interest rate environment and the assumption of continued low interest rates over the near-term.

The balances of and changes in DAC were as follows:

(in millions)	2014	2013	2012
Balance at January 1	$2,633	$2,373	$2,413
Capitalization of acquisition costs	260	269	253
Amortization, excluding the impact of valuation assumptions review	(286)	(219)	(214)
Amortization, impact of valuation assumptions review	(7)	78	(11)
Impact of change in net unrealized securities losses (gains)	(24)	132	(68)
Balance at December 31	$2,576	$2,633	$2,373

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2014	2013	2012
Balance at January 1	$409	$404	$464
Capitalization of sales inducement costs	5	5	7
Amortization, excluding the impact of valuation assumptions review	(52)	(48)	(45)
Amortization, impact of valuation assumptions review	(2)	25	(13)
Impact of change in net unrealized securities losses (gains)	1	23	(9)
Balance at December 31	$361	$409	$404

8.  REINSURANCE

For most new life insurance policies, the Company reinsures 90% of the death benefit liability. The Company began reinsuring risks at this level in 2001 (RiverSource Life of NY began in 2002) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to the TrioSourceSM universal life product launched in 2013.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

RiverSource Life Insurance Company

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company ceded 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retained the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2014 and 2013, traditional life and UL insurance in force aggregated $195.5 billion and $194.1 billion, respectively, of which $143.4 billion and $142.1 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Direct premiums	$645	$650	$661
Reinsurance ceded	(222)	(220)	(219)
Net premiums	$423	$430	$442

Policy and contract charges are presented on the Consolidated Statements of Income net of $94 million, $87 million and $79 million of reinsurance ceded for the years ended December 31, 2014, 2013 and 2012, respectively.

Reinsurance recovered from reinsurers was $253 million, $226 million and $196 million for the years ended December 31, 2014, 2013 and 2012, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $1.8 billion and $1.7 billion related to LTC risk ceded to Genworth as of December 31, 2014 and 2013, respectively. Included in policyholder account balances, future policy benefits and claims is $575 million and $597 million related to previously assumed reinsurance arrangements as of December 31, 2014 and 2013, respectively.

9.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2014		2013
Policyholder account balances
Fixed annuities	$12,700		$13,826
Variable annuity fixed sub-accounts	4,860		4,926
VUL/UL insurance	2,856		2,790
IUL insurance	534		315
Other life insurance	840		878
Total policyholder account balances	21,790		22,735
Future policy benefits
Variable annuity GMWB	693		(383	)(1)
Variable annuity GMAB	(41	)(2)	(62	)(2)
Other annuity liabilities	115		76
Fixed annuities life contingent liabilities	1,511		1,523
EIA	29		29
Life, DI and LTC insurance	5,106		4,739
VUL/UL and other life insurance additional liabilities	437		336
Total future policy benefits	7,850		6,258
Policy claims and other policyholders’ funds	165		156
Total policyholder account balances, future policy benefits and claims	$29,805		$29,149

(1)	Includes the value of GMWB embedded derivatives that was a net asset at December 31, 2013 reported as a contra liability.
(2)	Includes the value of GMAB embedded derivatives that was a net asset at both December 31, 2014 and 2013 reported as a contra liability.

RiverSource Life Insurance Company

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2014	2013
Variable annuity	$72,125	$70,687
VUL insurance	7,016	6,885
Other insurance	37	44
Total	$79,178	$77,616

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

The Index 500 Annuity, the Company’s EIA product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500 Index®. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity contracts in fixed rate securities and hedges the equity risk with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to EIA. In 2007, the Company discontinued new sales of EIA.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 13 and Note 17 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to an indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500 Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI EAFE Index and MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account.

The Company also offers term life insurance as well as disability products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

10.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB and GGU provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

RiverSource Life Insurance Company

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2014				December 31, 2013
Variable Annuity Guarantees by Benefit Type(1) (in millions, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$55,378	$53,565	$24	64	$52,616	$50,790	$28	64
Five/six-year reset	10,360	7,821	28	64	11,220	8,663	42	64
One-year ratchet	7,392	7,006	39	66	7,676	7,261	38	65
Five-year ratchet	1,773	1,717	2	63	1,781	1,725	1	62
Other	959	941	38	70	1,015	996	36	69
Total — GMDB	$75,862	$71,050	$131	64	$74,308	$69,435	$145	64
GGU death benefit	$1,072	$1,019	$123	67	$1,052	$998	$121	64
GMIB	$343	$321	$9	67	$413	$389	$8	66
GMWB:
GMWB	$3,671	$3,659	$1	68	$3,936	$3,921	$1	67
GMWB for life	36,843	36,735	95	65	34,069	33,930	77	64
Total — GMWB	$40,514	$40,394	$96	65	$38,005	$37,851	$78	64
GMAB	$4,247	$4,234	$2	58	$4,194	$4,181	$2	58

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB, GGU and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

RiverSource Life Insurance Company

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2014		December 31, 2013
(in millions, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$6,076	62	$5,674	62

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2012	$5	$9	$1,377	$237	$111
Incurred claims	6	1	(578)	(134)	57
Paid claims	(7)	(1)	—	—	(13)
Balance at December 31, 2012	4	9	799	103	155
Incurred claims	4	(2)	(1,182)	(165)	67
Paid claims	(4)	(1)	—	—	(16)
Balance at December 31, 2013	4	6	(383)	(62)	206
Incurred claims	9	1	1,076	21	67
Paid claims	(4)	—	—	—	(10)
Balance at December 31, 2014	$9	$7	$693	$(41)	$263

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities (contra liabilities).

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2014	2013
Mutual funds:
Equity	$41,403	$39,195
Bond	25,060	26,519
Other	4,490	3,764
Total mutual funds	$70,953	$69,478

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2014, 2013 and 2012.

11.  LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, had an outstanding balance at December 31, 2014 and 2013 of nil and $150 million, respectively, under a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. The interest rate for any borrowing under the agreement is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty.

The Company has a revolving credit agreement with Ameriprise Financial as the lender aggregating $200 million. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2014 and 2013.

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2014 and 2013.

RiverSource Life Insurance Company

12.  SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings. The Company has pledged Available-for-Sale securities consisting of agency residential mortgage backed securities and commercial mortgage backed securities to collateralize its obligation under the repurchase agreements. The fair value of the securities pledged is recorded in investments and was $52 million at both December 31, 2014 and 2013. The amount of the Company’s liability including accrued interest as of both December 31, 2014 and 2013 was $50 million. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2014 and 2013 was 0.4% and 0.3%, respectively.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $298 million and $574 million at December 31, 2014 and 2013, respectively. The amount of the Company’s liability including accrued interest as of December 31, 2014 and 2013 was $150 million and $450 million, respectively. The weighted average annualized interest rate on the FHLB advances held as of both December 31, 2014 and 2013 was 0.3%.

13.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$13,830	$1,353	$15,183
Residential mortgage backed securities	—	3,483	9	3,492
Commercial mortgage backed securities	—	2,138	90	2,228
State and municipal obligations	—	1,113	—	1,113
Asset backed securities	—	786	151	937
Foreign government bonds and obligations	—	251	—	251
U.S. government and agencies obligations	4	35	—	39
Total Available-for-Sale securities: Fixed maturities	4	21,636	1,603	23,243
Common stocks	3	3	1	7
Cash equivalents	1	235	—	236
Other assets:
Interest rate derivative contracts	—	1,955	—	1,955
Equity derivative contracts	282	1,711	—	1,993
Foreign exchange derivative contracts	—	29	—	29
Total other assets	282	3,695	—	3,977
Separate account assets	—	79,178	—	79,178
Total assets at fair value	$290	$104,747	$1,604	$106,641

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$6	$—	$6
IUL embedded derivatives	—	—	242	242
GMWB and GMAB embedded derivatives	—	—	479	479	(2)
Total policyholder account balances, future policy benefits and claims	—	6	721	727	(1)
Other liabilities:
Interest rate derivative contracts	—	1,136	—	1,136
Equity derivative contracts	376	2,286	—	2,662
Foreign exchange derivative contracts	—	2	—	2
Other derivative contracts	—	11	—	11
Total other liabilities	376	3,435	—	3,811
Total liabilities at fair value	$376	$3,441	$721	$4,538

(1)	The Company’s adjustment for nonperformance risk resulted in a $311 million cumulative decrease to the embedded derivatives.
(2)	The fair value of the GMWB and GMAB embedded derivatives included $700 million of individual contracts in a liability position and $221 million of individual contracts in an asset position.

RiverSource Life Insurance Company

	December 31, 2013
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$14,357	$1,516	$15,873
Residential mortgage backed securities	—	3,753	58	3,811
Commercial mortgage backed securities	—	2,404	30	2,434
State and municipal obligations	—	998	—	998
Asset backed securities	—	763	218	981
Foreign government bonds and obligations	—	245	—	245
U.S. government and agencies obligations	9	36	—	45
Total Available-for-Sale securities: Fixed maturities	9	22,556	1,822	24,387
Common stocks	3	3	—	6
Cash equivalents	1	320	—	321
Other assets:
Interest rate derivative contracts	—	1,484	—	1,484
Equity derivative contracts	265	1,503	—	1,768
Credit derivative contracts	—	3	—	3
Foreign exchange derivative contracts	—	2	—	2
Other derivative contracts	—	4	—	4
Total other assets	265	2,996	—	3,261
Separate account assets	—	77,616	—	77,616
Total assets at fair value	$278	$103,491	$1,822	$105,591

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	125	125
GMWB and GMAB embedded derivatives	—	—	(575)	(575	)(2)
Total policyholder account balances, future policy benefits and claims	—	5	(450)	(445	)(1)
Other liabilities:
Interest rate derivative contracts	—	1,672	—	1,672
Equity derivative contracts	549	2,382	—	2,931
Other derivative contracts	—	29	—	29
Total other liabilities	549	4,083	—	4,632
Total liabilities at fair value	$549	$4,088	$(450)	$4,187

(1)	The Company’s adjustment for nonperformance risk resulted in a $150 million cumulative increase to the embedded derivatives.
(2)

The fair value of the GMWB and GMAB embedded derivatives was reported as a contra liability, including $742 million of individual contracts in an asset position and $167 million of individual contracts in a liability position.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total	Common Stocks
Balance, January 1, 2014	$1,516	$58	$30	$218	$1,822	$—
Total gains (losses) included in:
Net income	—	—	1	1	2 (1)	—
Other comprehensive income	(1)	—	(3)	3	(1)	—
Purchases	139	11	39	—	189	1
Sales	(17)	—	—	—	(17)	—
Settlements	(276)	(3)	(1)	(2)	(282)	—
Transfers into Level 3	—	—	78	—	78	1
Transfers out of Level 3	(8)	(57)	(54)	(69)	(188)	(1)
Balance, December 31, 2014	$1,353	$9	$90	$151	$1,603	$1
Changes in unrealized gains (losses) relating to assets held at December 31, 2014 included in:
Net investment income	$(1)	$—	$1	$1	$1	$—

(1)	Represents a $1 million gain included in net investment income and a $1 million gain in net realized investment gains (losses) in the Consolidated Statements of Income.

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2014	$125		$(575)	$(450)
Total losses included in:
Net income	40	(1)	811 (2)	851
Issues	90		254	344
Settlements	(13)		(11)	(24)
Balance, December 31, 2014	$242		$479	$721
Changes in unrealized losses relating to liabilities held at December 31, 2014 included in:
Benefits, claims, losses and settlement expenses	$—		$811	$811
Interest credited to fixed accounts	40		—	40

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2013	$1,654	$23	$170	$156	$2,003
Total gains (losses) included in:
Net income	(1)	—	—	2	1 (1)
Other comprehensive income	(41)	—	(6)	10	(37)
Purchases	120	87	15	68	290
Settlements	(216)	(9)	—	(2)	(227)
Transfers out of Level 3	—	(43)	(149)	(16)	(208)
Balance, December 31, 2013	$1,516	$58	$30	$218	$1,822
Changes in unrealized gains (losses) relating to assets held at December 31, 2013 included in:
Net investment income	$(1)	$—	$—	$2	$1

(1)	Included in net investment income in the Consolidated Statements of Income.

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2013	$45		$833		$878
Total (gains) losses included in:
Net income	19	(1)	(1,617	)(2)	(1,598)
Issues	62		228		290
Settlements	(1)		(19)		(20)
Balance, December 31, 2013	$125		$(575)		$(450)
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2013 included in:
Benefits, claims, losses and settlement expenses	$—		$(1,598)		$(1,598)
Interest credited to fixed accounts	19		—		19

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

RiverSource Life Insurance Company

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Other Structured Investment	Total
Balance, January 1, 2012	$1,342	$58	$16	$133	$14	$1,563
Total gains (losses) included in:
Net income	(1)	(7)	1	1	—	(6	)(1)
Other comprehensive income	12	10	7	2	1	32
Purchases	444	31	8	—	—	483
Settlements	(153)	(12)	—	(2)	—	(167)
Transfers into Level 3	10	25	146	22	—	203
Transfers out of Level 3	—	(82)	(8)	—	(15)	(105)
Balance, December 31, 2012	$1,654	$23	$170	$156	$—	$2,003
Changes in unrealized gains (losses) relating to assets held at December 31, 2012 included in:
Net investment income	$(1)	$—	$1	$1	$—	$1

(1)	Represents a $1 million gain included in net investment income and a $7 million loss included in net realized investment gains (losses) in the Consolidated Statements of Income.

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2012	$—		$1,585		$1,585
Total gains included in:
Net income	(8	)(1)	(948	)(2)	(956)
Issues	31		188		219
Settlements	—		8		8
Transfers into Level 3	22		—		22
Balance, December 31, 2012	$45		$833		$878
Changes in unrealized gains relating to liabilities held at December 31, 2012 included in:
Benefits, claims, losses and settlement expenses	$—		$(908)		$(908)
Interest credited to fixed accounts	(8)		—		(8)

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $124 million, $(168) million and $(71) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2014, 2013 and 2012, respectively.

During the year ended December 31, 2012, transfers from Level 3 included certain non-agency residential mortgage backed securities with a fair value of approximately $58 million. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The transfer of the IUL embedded derivatives to Level 3 is due to the impact of the unobservable inputs to the valuation becoming more significant during 2012. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

RiverSource Life Insurance Company

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2014
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,311	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.9%	1.5%
IUL embedded derivatives	$242	Discounted cash flow	Nonperformance risk(1)	65		bps
GMWB and GMAB embedded derivatives	$479	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.0%	–	59.1%
			Market volatility(3)	5.2%	–	20.9%
			Nonperformance risk(1)	65		bps
			Elective contractholder strategy allocations(4)	0.0%	–	3.0%

	December 31, 2013
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,487	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9%	–	5.3%	1.6%
IUL embedded derivatives	$125	Discounted cash flow	Nonperformance risk(1)	74		bps
GMWB and GMAB embedded derivatives	$(575)	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.1%	–	57.9%
			Market volatility(3)	4.9%	–	18.8%
			Nonperformance risk(1)	74		bps
			Elective contractholder strategy allocations(4)	0.0%	–	50.0%

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(4)	The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk, surrender rate and elective investment allocation model used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

RiverSource Life Insurance Company

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Money market funds are measured at their net asset value (“NAV”) and classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2014 and 2013. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

RiverSource Life Insurance Company

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its EIA and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2014 and 2013. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2014
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$3,298	$—	$—	$3,413	$3,413
Policy loans	805	—	—	793	793
Other investments	463	—	403	55	458

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$12,979	$—	$—	$13,996	$13,996
Short-term borrowings	200	—	200	—	200
Other liabilities	124	—	—	121	121
Separate account liabilities	400	—	400	—	400

	December 31, 2013
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$3,326	$—	$—	$3,372	$3,372
Policy loans	773	—	—	765	765
Other investments	385	—	346	42	388

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$14,106	$—	$—	$14,724	$14,724
Short-term borrowings	500	—	500	—	500
Line of credit with Ameriprise Financial	150	—	—	150	150
Other liabilities	137	—	—	134	134
Separate account liabilities	400	—	400	—	400

Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt service coverage, location, and property condition. For

RiverSource Life Insurance Company

commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan.

The fair value of residential mortgage loans is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, loss severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions.

Given the significant unobservable inputs to the valuation of mortgage loans, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Other Investments

Other investments primarily consist of syndicated loans and an investment in FHLB. The fair value of syndicated loans is obtained from a third party pricing service or non-binding broker quotes. Syndicated loans that are priced using a market approach with observable inputs are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer and lack of liquidity in the primary market for this asset.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Short-term Borrowings

The fair value of short-term borrowings is obtained from a third party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of short-term borrowings is classified as Level 2.

Line of Credit with Ameriprise Financial

The fair value of the line of credit is determined by discounting cash flows with an adjustment for the Company’s nonperformance risk specific to this liability. The fair value of the line of credit is classified as Level 3.

Other Liabilities

Other liabilities consist of future funding commitments to affordable housing partnerships. The fair value of these future funding commitments is determined by discounting cash flows. The fair value of these commitments includes an adjustment for the Company’s nonperformance risk and is classified as Level 3 due to the use of the significant unobservable input.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

14.  RELATED PARTY TRANSACTIONS

CMIA is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2014, 2013 and 2012, the Company received $295 million, $268 million and $244 million, respectively, from CMIA for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $431 million, $465 million and $477 million for the years ended December 31, 2014, 2013 and 2012, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

RiverSource Life Insurance Company

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Cash dividends paid to Ameriprise Financial	$900	$800	$865
Cash dividends received from RiverSource Life of NY	24	25	50
Cash dividend received from RTA	30	—	—

For dividends from the life insurance companies, notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During the years ended December 31, 2014, 2013 and 2012, RiverSource Life Insurance Company made cash contributions to RTA of $15 million, $30 million and $53 million, respectively, for ongoing funding commitments related to affordable housing partnership investments.

In October 2012, the Company purchased $954 million of residential mortgage loans from an affiliate, Ameriprise Bank, FSB. The Company purchased the loans for investment purposes and as part of Ameriprise Financial’s transition of Ameriprise Bank, FSB from a federal savings bank to a limited powers national trust bank. The portfolio consists primarily of variable rate revolving loans and includes both first and second liens. The loans were purchased by the Company at fair value. See Note 6 for additional information.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due to (from) Ameriprise Financial for federal income taxes was $(289) million and $200 million at December 31, 2014 and 2013, respectively, which is reflected in Other, net within operating activities on the Consolidated Statements of Cash Flows.

15.  REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus (deficit) aggregated $638 million and $(7) million as of December 31, 2014 and 2013, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $3.3 billion and $2.7 billion at December 31, 2014 and 2013, respectively.

Statutory net gain from operations and net income are summarized as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Statutory net gain from operations(1)	$1,412	$1,633	$2,189
Statutory net income(1)	1,154	1,337	1,976

(1)

Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Government debt securities of $5 million and $6 million at December 31, 2014 and 2013, respectively, were on deposit with various states as required by law.

RiverSource Life Insurance Company

16.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2014
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,612	$—	$3,612	$(2,934)	$(228)	$(418)	$32
OTC cleared	304	—	304	(222)	(82)	—	—
Exchange-traded	61	—	61	—	—	—	61
Total derivatives	$3,977	$—	$3,977	$(3,156)	$(310)	$(418)	$93

	December 31, 2013
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,180	$—	$3,180	$(3,134)	$(17)	$(16)	$13
OTC cleared	21	—	21	(20)	(1)	—	—
Exchange-traded	60	—	60	—	—	—	60
Total derivatives	$3,261	$—	$3,261	$(3,154)	$(18)	$(16)	$73

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,589	$—	$3,589	$(2,934)	$—	$(655)	$—
OTC cleared	222	—	222	(222)	—	—	—
Total derivatives	3,811	—	3,811	(3,156)	—	(655)	—
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,861	$—	$3,861	$(3,156)	$—	$(705)	$—

RiverSource Life Insurance Company

	December 31, 2013
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$4,610	$—	$4,610	$(3,134)	$—	$(1,465)	$11
OTC cleared	22	—	22	(20)	(2)	—	—
Total derivatives	4,632	—	4,632	(3,154)	(2)	(1,465)	11
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$4,682	$—	$4,682	$(3,154)	$(2)	$(1,515)	$11

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Consolidated Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 17 for additional disclosures related to the Company’s derivative instruments and Note 12 for additional disclosures related to the Company’s repurchase agreements.

17.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivatives are recorded at fair value and are reflected in other assets or other liabilities. The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Company

The Company currently uses derivatives as economic hedges and accounting hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

Derivatives not designated as hedging instruments	Balance Sheet Location	Assets		Balance Sheet Location	Liabilities
		December 31,			December 31,
		2014	2013		2014	2013
		(in millions)			(in millions)
GMWB and GMAB
Interest rate contracts	Other assets	$1,955	$1,484	Other liabilities	$1,136	$1,672
Equity contracts	Other assets	1,954	1,741	Other liabilities	2,650	2,918
Credit contracts	Other assets	—	3	Other liabilities	—	—
Foreign exchange contracts	Other assets	29	2	Other liabilities	2	—
Embedded derivatives(1)	N/A	—	—	Policyholder account balances, future policy benefits and claims(2)	479	(575)

Total GMWB and GMAB		3,938	3,230		4,267	4,015

Other derivatives:
Equity
EIA embedded derivatives	N/A	—	—	Policyholder account balances, future policy benefits and claims	6	5
IUL	Other assets	39	27	Other liabilities	12	13
IUL embedded derivatives	N/A	—	—	Policyholder account balances, future policy benefits and claims	242	125
Other
Macro hedge program	Other assets	—	4	Other liabilities	11	29

Total other derivatives		39	31		271	172

Total derivatives		$3,977	$3,261		$4,538	$4,187

N/A Not applicable.

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.
(2)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2014 included $700 million of individual contracts in a liability position and $221 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 reported as a contra liability, including $742 million of individual contracts in an asset position and $167 million of individual contracts in a liability position.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income:

Derivatives not designated as hedging instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Amount of Gain (Loss) on Derivatives Recognized in Income
		Years Ended December 31,
		2014	2013	2012
		(in millions)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$1,122	$(742)	$17
Equity contracts	Benefits, claims, losses and settlement expenses	(304)	(1,084)	(1,218)
Credit contracts	Benefits, claims, losses and settlement expenses	(33)	6	(2)
Foreign exchange contracts	Benefits, claims, losses and settlement expenses	(9)	26	(1)
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	(1,054)	1,408	752
Total GMWB and GMAB		(278)	(386)	(452)

Other derivatives:
Interest rate
Tax hedge	Net investment income	3	—	1
Equity
EIA	Interest credited to fixed accounts	1	3	1
EIA embedded derivatives	Interest credited to fixed accounts	(2)	(3)	1
IUL	Interest credited to fixed accounts	20	11	1
IUL embedded derivatives	Interest credited to fixed accounts	(27)	(16)	4
Other
Macro hedge program	Benefits, claims, losses and settlement expenses	(1)	(23)	—
Total other derivatives		(6)	(28)	8
Total derivatives		$(284)	$(414)	$(444)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

RiverSource Life Insurance Company

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions, interest rate swaps, total return swaps and variance swaps. At December 31, 2014 and 2013, the gross notional amount of derivative contracts for the Company’s GMWB and GMAB provisions was $132.0 billion and $139.7 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in millions)	Premiums Payable	Premiums Receivable
2015	$373	$69
2016	314	68
2017	251	68
2018	189	78
2019	206	70
2020-2026	385	112
Total	$1,718	$465

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

During 2013, the Company transferred net derivative liabilities with a fair value of $94 million, consisting of long-dated options, along with cash payment of the same amount to Ameriprise Financial. The transaction improves the risk management profile of statutory tail scenario risk for the Company’s variable annuities.

The Company has a macro hedge program to provide protection against the statutory tail scenario risk arising from variable annuity reserves on its statutory surplus and to cover some of the residual risks not covered by other hedging activities. As a means of economically hedging these risks, the Company uses a combination of options and/or swaps. Certain of the macro hedge derivatives used contain settlement provisions linked to both equity returns and interest rates; the remaining are interest rate contracts or equity contracts. The gross notional amount of these derivative contracts was $1.2 billion and $669 million at December 31, 2014 and 2013, respectively.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts. The gross notional amount of these derivative contracts was $953 million and $538 million at December 31, 2014 and 2013, respectively.

Embedded Derivatives

Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the EIA and IUL product obligations are also considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Cash Flow Hedges

The Company has amounts classified in AOCI related to gains and losses associated with the effective portion of previously designated cash flow hedges. The Company reclassifies these amounts into income as the forecasted transactions impact earnings. During the year ended December 31, 2014, the Company held no derivatives that were designated as cash flow hedges.

At December 31, 2014, the Company expects to reclassify $6 million of deferred loss on derivative instruments from AOCI to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2014 and 2013, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2014, 2013 and 2012, the amounts recognized in earnings on derivative transactions that were ineffective were not material.

RiverSource Life Insurance Company

The following table presents a rollforward of unrealized derivative losses related to cash flow hedges included in AOCI:

(in millions)	2014	2013	2012
Net unrealized derivative losses at January 1	$(17)	$(21)	$(26)
Reclassification of realized losses(1)	7	6	7
Income tax provision	(2)	(2)	(2)
Net unrealized derivative losses at December 31	$(12)	$(17)	$(21)

(1)	Loss reclassified from AOCI to net investment income on the Consolidated Statements of Income.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is four years and relates to interest credited on forecasted fixed premium product sales.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2014 and 2013, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $367 million and $950 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2014 and 2013 was $367 million and $940 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2014 and 2013 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $10 million, respectively.

18.  SHAREHOLDER’S EQUITY

The following table provides information related to amounts reclassified from AOCI:

		Years Ended December 31,
AOCI Reclassification	Location of (Gain) Loss Recognized in Income	2014	2013
		(in millions)
Net unrealized gains on Available-for-Sale securities	Net realized investment gains	$(40)	$(5)
Tax expense	Income tax provision	14	2
Net of tax		$(26)	$(3)
Losses on cash flow hedges:
Swaptions	Net investment income	$7	$6
Tax benefit	Income tax provision	(2)	(2)
Net of tax		$5	$4

See Note 5 for additional information related to the impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverable on net unrealized securities gains/losses included in AOCI. See Note 17 for additional information regarding the Company’s cash flow hedges.

RiverSource Life Insurance Company

19.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Current income tax
Federal	$2	$295	$197
State	(2)	2	7
Total current income tax	—	297	204
Deferred income tax
Federal	202	(65)	(38)
State	7	(11)	(2)
Total deferred income tax	209	(76)	(40)
Total income tax provision	$209	$221	$164

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2014	2013	2012
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Tax-exempt interest and dividend income	(10.4)	(9.6)	(9.7)
Low income housing credit	(4.7)	(5.0)	(4.7)
Foreign tax credit, net of addback	(1.0)	(0.9)	(0.5)
State taxes, net of federal benefit	0.3	(0.5)	0.4
Taxes applicable to prior years	(0.4)	—	(2.5)
Other, net	(1.0)	1.8	2.1
Income tax provision	17.8%	20.8%	20.1%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and low income housing credits. The decrease in the effective tax rate for the year ended December 31, 2014 compared to the prior year was the result of an $18 million benefit in 2014 related to the completion of an Internal Revenue Service (“IRS”) audit.

In December 2014, the Company received IRS approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $300 million.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2014	2013
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$1,259	$887
Investment related	46	678
State net operating losses	7	6
Other	9	5
Gross deferred income tax assets	1,321	1,576
Less: valuation allowance	8	6
Total deferred income tax assets	1,313	1,570
Deferred income tax liabilities
Deferred acquisition costs	717	730
Net unrealized gains on Available-for-Sale securities	400	358
Deferred sales inducement costs	128	145
Other	—	17
Gross deferred income tax liabilities	1,245	1,250
Net deferred income tax assets	$68	$320

RiverSource Life Insurance Company

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $8 million, net of federal benefit, which will expire beginning December 31, 2015. Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company will not realize certain state deferred tax assets, primarily state net operating losses and therefore a valuation allowance has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2014	2013	2012
Balance at January 1	$144	$65	$134
Additions based on tax positions related to the current year	13	18	1
Additions for tax positions of prior years	21	61	19
Reductions for tax positions of prior years	(18)	—	(77)
Settlements	—	—	(12)
Balance at December 31	$160	$144	$65

If recognized, approximately $7 million, $23 million and $8 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2014, 2013 and 2012, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. It is estimated that the total amount of gross unrecognized tax benefits may decrease by $150 million to $160 million in the next 12 months due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $4 million and $6 million and a net reduction of $3 million in interest and penalties for the years ended December 31, 2014, 2013 and 2012, respectively. At December 31, 2014 and 2013, the Company had a payable of $40 million and $36 million, respectively, related to accrued interest and penalties.

The Company or one or more of its subsidiaries files income tax returns, as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial, in the U.S. federal jurisdiction and various state jurisdictions. The IRS has completed its field examination of the 1997 through 2011 tax returns. However, for federal income tax purposes, these years, except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 and 2013. The Company’s or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2012 and remain open for all years after 2012.

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in millions)	2014	2013	2012
Net unrealized securities gains (losses)	$41	$(309)	$161
Net unrealized derivative losses	2	2	2
Net income tax provision (benefit)	$43	$(307)	$163

20.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2014	2013
Commercial mortgage loans	$43	$71
Residential mortgage loans	491	542
Affordable housing partnerships	124	137
Total funding commitments	$658	$750

Since the Company expects many of the commitments related to residential mortgage loans to expire without being drawn, total commitment amounts do not necessarily represent the Company’s future liquidity requirements. In addition, residential mortgage loans include credit lines that are cancelable upon notification to the borrower.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2014, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in every state where it is licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations.

RiverSource Life Insurance Company

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. At both December 31, 2014 and 2013, the estimated liability was $14 million and the related premium tax asset was $12 million and $11 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota and a multistate insurance department examination). The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

In September 2011, the California Department of Insurance (“CA DOI”) issued an Order to Show Cause administrative action against RiverSource Life Insurance Company alleging that certain claims handling practices reviewed in connection with a 2007-2008 market conduct exam did not comply with applicable law. In August 2014, RiverSource Life Insurance Company and the CA DOI reached an agreement in principle to settle all pending allegations for $800,000, with the exception of a single allegation related to certain coverage determinations made under long term care insurance policies issued between 1989-1992. An administrative hearing on this remaining allegation concluded in November 2014. The Company cannot reasonably estimate the range of loss, if any, that may result from this matter given the procedural status of the matter, the lack of evidence supporting the CA DOI’s penalty allegations, and the difficulty of predicting outcomes in these administrative proceedings which involve multiple phases and appellate procedures.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-862-7919

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota.

Affiliated with Ameriprise Financial Services, Inc.

© 2008-2015 RiverSource Life Insurance Company. All rights reserved.

S-6477 X (5/15)